GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 46.6%
Argentina* – 0.0%
6,430	Vista Energy SAB de CV ADR (Oil, Gas & Consumable Fuels)	$ 452,993

Australia – 0.3%
9,150	Anglogold Ashanti PLC (Metals & Mining)	691,949
28,028	AUB Group Ltd. (Insurance)	546,156
367,869	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	604,113
315,268	FireFly Metals Ltd.* (Metals & Mining)	384,188
123,887	Genesis Minerals Ltd.* (Metals & Mining)	496,290
457,383	Judo Capital Holdings Ltd.* (Banks)	310,822
198,452	PLS Group Ltd.* (Metals & Mining)	576,628
13,766	Rio Tinto PLC (Metals & Mining)	1,337,637
161,565	Stockland (Diversified REITs)	483,624

		5,431,407

Austria – 0.1%
4,185	BAWAG Group AG(a) (Banks)	848,699
4,006	Erste Group Bank AG (Banks)	523,677

		1,372,376

Belgium – 0.1%
10,512	Anheuser-Busch InBev SA (Beverages)	913,009
15,553	Syensqo SA (Chemicals)	1,383,551

		2,296,560

Bermuda – 0.0%
5,386	Hamilton Insurance Group Ltd. Class B (Insurance)	193,681

Brazil – 0.5%
102,900	B3 SA - Brasil Bolsa Balcao (Capital Markets)	319,307
84,590	Banco BTG Pactual SA (Capital Markets)	947,834
68,897	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	376,483
36,800	CPFL Energia SA (Electric Utilities)	334,958
83,100	Embraer SA (Aerospace & Defense)	1,424,412
73,800	Hapvida Participacoes e Investimentos SA*(a) (Health Care Providers & Services)	164,222
325	MercadoLibre, Inc.* (Broadline Retail)	610,334
14,487	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	80,392

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
8,600	Nexa Resources SA (Metals & Mining)	$ 110,510
124,500	NU Holdings Ltd. Class A* (Banks)	1,784,085
19,326	Sigma Lithium Corp.* (Metals & Mining)	190,747
68,900	Telefonica Brasil SA (Diversified Telecommunication Services)	443,508
43,440	TIM SA (Wireless Telecommunication Services)	166,505
105,040	Vale SA (Metals & Mining)	1,580,630

		8,533,927

Canada – 1.2%
25,800	AGT Food & Ingredients, Inc. (Food Products)	315,817
115,900	Algonquin Power & Utilities Corp. (Multi-Utilities)	677,947
4,602	Aritzia, Inc.* (Specialty Retail)	458,542
6,430	Boyd Group Services, Inc. (Commercial Services & Supplies)	664,673
37,122	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,768,383
42,432	Canadian Pacific Kansas City Ltd. (Ground Transportation)	3,770,774
3,975	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	1,317,474
16,275	Descartes Systems Group, Inc.* (Software)	1,222,649
33,200	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	759,987
11,710	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	648,212
4,245	Intact Financial Corp. (Insurance)	833,496
3,977	Methanex Corp. (Chemicals)	220,922
62,500	Novagold Resources, Inc.* (Metals & Mining)	363,805
19,759	OR Royalties, Inc. (Metals & Mining)	587,360
226,400	Osisko Gold Group, Inc.* (Metals & Mining)	544,258
13,637	Shopify, Inc. Class A* (IT Services)	1,597,575
83,600	Solaris Resources, Inc.* (Metals & Mining)	628,558
5,115	South Bow Corp. (Oil, Gas & Consumable Fuels)	189,766
5,260	Stantec, Inc. (Construction & Engineering)	371,204
67,900	Tamarack Valley Energy Ltd. (Oil, Gas & Consumable Fuels)	649,527
26,837	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,807,192
12,630	Toronto-Dominion Bank (Banks)	1,513,960

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
66,685	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	$ 786,796

		21,698,877

Chile – 0.0%
29,600	Falabella SA (Broadline Retail)	197,896
43,200	Plaza SA (Real Estate Management & Development)	175,165

		373,061

China – 2.9%
4,500	Accelink Technologies Co. Ltd. Class A* (Electronic Equipment, Instruments & Components)	107,524
5,336	Advanced Micro-Fabrication Equipment, Inc. China Class A (Semiconductors & Semiconductor Equipment)	271,296
395,300	Agricultural Bank of China Ltd. Class H (Banks)	317,813
13,929	Airtac International Group (Machinery)	564,133
144,050	Alibaba Group Holding Ltd. (Broadline Retail)	2,194,370
10,339	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	354,938
8,800	Avary Holding Shenzhen Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	106,152
27,843	Baidu, Inc. Class A* (Interactive Media & Services)	385,698
2,311,250	Bank of China Ltd. Class H (Banks)	1,621,353
486,300	Bank of Communications Co. Ltd. Class H (Banks)	468,538
138,200	Baoshan Iron & Steel Co. Ltd. Class A (Metals & Mining)	125,436
402,250	China CITIC Bank Corp. Ltd. Class H (Banks)	396,630
1,882,800	China Construction Bank Corp. Class H (Banks)	2,209,326
50,295	China International Capital Corp. Ltd. Class H(a) (Capital Markets)	138,711
50,984	China Life Insurance Co. Ltd. Class H (Insurance)	189,810
65,688	China Mengniu Dairy Co. Ltd. (Food Products)	158,491
342,150	China Minsheng Banking Corp. Ltd. Class H (Banks)	158,313
65,300	China Nonferrous Mining Corp. Ltd. (Metals & Mining)	123,226
55,840	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	217,948
700,600	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	433,555

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
214,644	CITIC Securities Co. Ltd. Class H (Capital Markets)	$ 749,297
189,964	CMOC Group Ltd. Class H (Metals & Mining)	409,415
34,500	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	2,021,085
24,750	Contemporary Amperex Technology Co. Ltd. Class H (Electrical Equipment)	1,959,328
163,600	COSCO SHIPPING Holdings Co. Ltd. Class A (Marine Transportation)	378,238
1,300	Eoptolink Technology, Inc. Ltd. Class A (Electronic Equipment, Instruments & Components)	76,161
16,600	Foxconn Industrial Internet Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	139,262
19,000	Ganfeng Lithium Group Co. Ltd. Class H(a) (Chemicals)	89,256
352,200	Geely Automobile Holdings Ltd. (Automobiles)	889,213
35,400	GF Securities Co. Ltd. Class H (Capital Markets)	77,195
85,400	Giant Network Group Co. Ltd. Class A (Entertainment)	370,947
2,400	GigaDevice Semiconductor, Inc. Class A (Semiconductors & Semiconductor Equipment)	134,014
276,200	Great Wall Motor Co. Ltd. Class H (Automobiles)	319,787
54,500	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	341,378
396,620	Guotai Haitong Securities Co. Ltd. Class H(a) (Capital Markets)	755,709
19,783	H World Group Ltd. ADR (Hotels, Restaurants & Leisure)	844,536
364,738	Haier Smart Home Co. Ltd. Class H (Household Durables)	1,051,479
56,300	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	122,191
27,900	Han’s Laser Technology Industry Group Co.Ltd.Class A (Machinery)	349,397
65,000	Hansoh Pharmaceutical Group Co. Ltd.(a) (Pharmaceuticals)	266,142
21,000	Harbin Electric Co. Ltd. Class H (Electrical Equipment)	42,216
635,919	Industrial & Commercial Bank of China Ltd. Class H (Banks)	608,312
50,500	Innovent Biologics, Inc.*(a) (Biotechnology)	557,631

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
67,640	JD Health International, Inc.*(a) (Consumer Staples Distribution & Retail)	$ 340,379
147,000	JD Logistics, Inc.*(a) (Air Freight & Logistics)	281,879
79,450	JD.com, Inc. Class A (Broadline Retail)	1,306,950
44,100	Jiangsu Hengli Hydraulic Co. Ltd. Class A (Machinery)	708,556
35,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H (Pharmaceuticals)	258,023
18,900	Jiangsu Zhongtian Technology Co. Ltd. Class A (Electrical Equipment)	79,513
56,300	Jiangxi Copper Co. Ltd. Class H (Metals & Mining)	253,317
5,227	JOYY, Inc. ADR (Interactive Media & Services)	384,550
106,000	Kunlun Energy Co. Ltd. (Gas Utilities)	98,031
13,219	Leader Harmonious Drive Systems Co. Ltd. Class A (Machinery)	594,786
242,445	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	741,444
2,708	Montage Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	82,024
71,700	NetEase, Inc. (Entertainment)	1,907,665
23,100	New China Life Insurance Co. Ltd. Class H (Insurance)	142,442
79,600	New Oriental Education & Technology Group, Inc. (Diversified Consumer Services)	466,799
11,300	Ningbo Deye Technology Corp. Class A (Electrical Equipment)	136,977
2,056	PDD Holdings, Inc. ADR* (Broadline Retail)	182,079
328,610	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	228,448
171,100	Ping An Bank Co. Ltd. Class A (Banks)	294,645
12,467	Piotech, Inc. Class A (Semiconductors & Semiconductor Equipment)	1,225,484
7,655	Qfin Holdings, Inc. ADR (Consumer Finance)	106,251
6,785	Raytron Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	141,886
9,200	Remegen Co. Ltd. Class H*(a) (Biotechnology)	95,871
177,600	SAIC Motor Corp. Ltd. Class A* (Automobiles)	297,681
87,200	Sany Heavy Equipment International Holdings Co. Ltd. (Machinery)	82,598

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
99,100	Sany Heavy Industry Co. Ltd. Class A (Machinery)	$ 301,579
494,442	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	211,661
7,578	Shanghai Allist Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals)	124,825
146,600	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (Health Care Providers & Services)	366,126
4,100	Shengyi Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	64,063
657,900	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	422,099
166,100	Sinolink Securities Co. Ltd. Class A (Capital Markets)	214,944
31,900	Sinomine Resource Group Co. Ltd. Class A (Metals & Mining)	222,045
232,514	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	515,622
64,248	Sinotruk Hong Kong Ltd. (Machinery)	332,999
19,009	TAL Education Group ADR* (Diversified Consumer Services)	237,613
388,700	TCL Technology Group Corp. Class A (Electronic Equipment, Instruments & Components)	271,977
148,480	Tencent Holdings Ltd. (Interactive Media & Services)	9,072,571
31,700	Tianshan Aluminum Group Co. Ltd. Class A (Metals & Mining)	62,041
6,989	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	327,438
10,200	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	33,082
15,713	Vipshop Holdings Ltd. ADR (Broadline Retail)	241,037
57,389	Weibo Corp. ADR (Interactive Media & Services)	467,720
386,251	Weichai Power Co. Ltd. Class H (Machinery)	1,614,993
36,900	Wingtech Technology Co. Ltd. Class A* (Electronic Equipment, Instruments & Components)	90,659
621,700	Wintime Energy Group Co. Ltd. Class A* (Independent Power and Renewable Electricity Producers)	145,267
9,200	Wuliangye Yibin Co. Ltd. Class A (Beverages)	106,201
57,600	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	1,181,217

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,700	WuXi AppTec Co. Ltd. Class A (Life Sciences Tools & Services)	$ 89,322
12,034	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	59,394
22,000	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H(a) (Communications Equipment)	266,852
15,598	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	739,103
20,900	Yunnan Aluminium Co. Ltd. Class A (Metals & Mining)	82,553
700	Zhongji Innolight Co. Ltd. Class A (Communications Equipment)	93,148

		51,491,879

Colombia – 0.1%
34,200	Aris Mining Corp.* (Metals & Mining)	456,943
4,094	Grupo Cibest SA ADR (Banks)	378,777

		835,720

Denmark – 0.4%
11,216	ALK-Abello AS (Pharmaceuticals)	383,614
1,191	Ascendis Pharma AS* (Biotechnology)	290,497
12,527	Carlsberg AS Class B (Beverages)	1,844,659
5,458	NKT AS* (Electrical Equipment)	744,948
61,414	Novo Nordisk AS Class B (Pharmaceuticals)	2,904,979
5,775	Royal Unibrew AS (Beverages)	433,218
3,652	Zealand Pharma AS* (Biotechnology)	171,678

		6,773,593

Egypt – 0.0%
252,147	Commercial International Bank - Egypt (CIB) GDR (Banks)	682,058

Finland – 0.1%
10,603	Hiab OYJ (Machinery)	720,551
30,561	Kone OYJ Class B (Machinery)	1,763,277

		2,483,828

France – 2.9%
2,198	Abivax SA ADR* (Biotechnology)	274,574
14,716	Air Liquide SA (Chemicals)	2,899,177
191,734	Alstom SA* (Machinery)	3,552,049
46,715	BNP Paribas SA (Banks)	5,936,010
14,823	Capgemini SE (IT Services)	1,761,872
57,205	Cie de Saint-Gobain SA (Building Products)	5,376,531
25,329	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,023,810
29,903	Edenred SE (Financial Services)	984,549

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
24,239	Elis SA (Commercial Services & Supplies)	$ 695,269
76,326	Engie SA (Multi-Utilities)	2,379,166
1,149	Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	259,697
19,510	Kering SA (Textiles, Apparel & Luxury Goods)	6,439,731
8,941	Legrand SA (Electrical Equipment)	1,359,293
7,605	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	4,176,171
14,641	Pernod Ricard SA (Beverages)	1,141,021
16,723	Rexel SA (Trading Companies & Distributors)	693,933
8,117	Safran SA (Aerospace & Defense)	3,189,829
49,645	Societe Generale SA (Banks)	4,666,463
8,219	Technip Energies NV (Energy Equipment & Services)	284,268
40,744	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,592,010
19,094	Worldline SA*(a) (Financial Services)	271,557

		50,956,980

Germany – 2.2%
3,579	adidas AG (Textiles, Apparel & Luxury Goods)	662,197
11,495	Beiersdorf AG (Personal Products)	1,067,783
18,824	Daimler Truck Holding AG (Machinery)	1,064,698
60,306	Deutsche Bank AG (Capital Markets)	2,219,621
11,449	Deutsche Boerse AG (Capital Markets)	3,448,635
147,790	Deutsche Lufthansa AG (Passenger Airlines)	1,550,765
103,885	Deutsche Telekom AG (Diversified Telecommunication Services)	3,205,992
23,234	flatexDEGIRO SE (Capital Markets)	978,270
6,983	Fresenius SE & Co. KGaA (Health Care Providers & Services)	358,907
23,776	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,706,250
11,225	KION Group AG (Machinery)	507,959
28,155	Lanxess AG (Chemicals)	537,804
10,898	Merck KGaA (Pharmaceuticals)	1,801,093
1,858	MTU Aero Engines AG (Aerospace & Defense)	779,019
34,119	SAP SE (Software)	6,253,846
8,523	Scout24 SE(a) (Interactive Media & Services)	730,707
11,878	Siemens AG (Industrial Conglomerates)	3,891,784

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
40,423	Siemens Energy AG (Electrical Equipment)	$ 6,905,985
35,584	TAG Immobilien AG (Real Estate Management & Development)	568,610
69,600	thyssenkrupp AG (Metals & Mining)	976,688

		39,216,613

Greece – 0.1%
155,545	Eurobank SA Class A (Banks)	803,786
17,800	Jumbo SA (Specialty Retail)	497,396
27,872	National Bank of Greece SA (Banks)	521,514
43,782	Piraeus Bank SA* (Banks)	510,676

		2,333,372

Guatemala – 0.1%
8,670	Millicom International Cellular SA (Wireless Telecommunication Services)	827,812

Hong Kong – 0.3%
248,700	AIA Group Ltd. (Insurance)	2,507,117
6,900	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	359,509
183,391	Prudential PLC (Insurance)	2,756,101

		5,622,727

Hungary – 0.1%
6,698	OTP Bank Nyrt (Banks)	992,254

India – 1.2%
8,059	Aurobindo Pharma Ltd. (Pharmaceuticals)	133,403
49,292	Bajaj Finance Ltd. (Consumer Finance)	589,252
156,700	Bank of Baroda (Banks)	398,294
294,495	Bank of India (Banks)	425,484
215,179	Bank of Maharashtra (Banks)	178,758
96,227	Bharat Electronics Ltd. (Aerospace & Defense)	391,107
31,899	Bharat Forge Ltd. (Automobile Components)	734,844
48,353	Bharat Heavy Electricals Ltd. (Electrical Equipment)	206,134
10,054	BSE Ltd. (Capital Markets)	384,021
510,547	Canara Bank (Banks)	668,308
121,970	Coal India Ltd. (Oil, Gas & Consumable Fuels)	529,528
4,448	Cummins India Ltd. (Machinery)	257,252
73,900	Delhivery Ltd.* (Air Freight & Logistics)	373,076
6,750	Eicher Motors Ltd. (Automobiles)	553,818
9,100	GE Vernova T&D India Ltd. (Electrical Equipment)	412,052

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
136,400	HCL Technologies Ltd. (IT Services)	$ 1,928,767
101,058	HDFC Bank Ltd. (Banks)	791,467
1,995	Hitachi Energy India Ltd. (Electrical Equipment)	672,371
54,829	ICICI Bank Ltd. ADR (Banks)	1,644,322
62,666	ICICI Bank Ltd. (Banks)	941,817
39,050	Indian Bank (Banks)	342,096
611,450	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	896,331
110,150	ITC Ltd. (Tobacco)	324,277
206,792	L&T Finance Ltd. (Consumer Finance)	674,361
11,467	Larsen & Toubro Ltd. (Construction & Engineering)	472,967
11,010	Lupin Ltd. (Pharmaceuticals)	278,668
9,220	Mahindra & Mahindra Ltd. (Automobiles)	328,302
50,900	National Aluminium Co. Ltd. (Metals & Mining)	187,264
25,066	Nestle India Ltd. (Food Products)	396,408
243,200	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	619,585
457,500	Punjab National Bank (Banks)	540,131
11,182	Radico Khaitan Ltd. (Beverages)	508,566
17,374	Siemens Energy India Ltd. (Electrical Equipment)	588,189
155,618	Steel Authority of India Ltd. (Metals & Mining)	275,876
18,860	Sterlite Technologies Ltd.* (Communications Equipment)	110,155
61,908	Tata Consultancy Services Ltd. (IT Services)	1,535,910
88,665	Tata Motors Ltd./new (Machinery)	405,591
21,015	TVS Motor Co. Ltd. (Automobiles)	949,440
75,150	Vedanta Ltd. (Metals & Mining)	208,633

		21,856,825

Indonesia – 0.1%
651,400	Astra International Tbk. PT (Industrial Conglomerates)	184,625
2,295,500	Bank Mandiri Persero Tbk. PT (Banks)	534,093
398,700	Indofood Sukses Makmur Tbk. PT (Food Products)	154,548

		873,266

Ireland – 0.2%
214,641	AIB Group PLC (Banks)	2,552,858
44,045	Bank of Ireland Group PLC (Banks)	924,940

		3,477,798

Israel – 0.3%
43,849	Cellebrite DI Ltd.* (Software)	646,773

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
12,319	Check Point Software Technologies Ltd.* (Software)	$ 1,566,114
1,092	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	426,830
9,782	OPC Energy Ltd.* (Independent Power and Renewable Electricity Producers)	306,913
11,590	Phoenix Financial Ltd. (Insurance)	649,845
57,756	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	2,022,038
2,258	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	496,015

		6,114,528

Italy – 0.9%
38,703	Banca Mediolanum SpA (Financial Services)	1,037,045
57,731	Banca Monte dei Paschi di Siena SpA (Banks)	773,213
8,377	De’ Longhi SpA (Household Durables)	393,211
51,105	Enav SpA(a) (Transportation Infrastructure)	298,455
98,822	Enel SpA (Electric Utilities)	1,116,036
75,354	Eni SpA (Oil, Gas & Consumable Fuels)	2,096,098
155,171	Hera SpA (Multi-Utilities)	677,352
430,682	Intesa Sanpaolo SpA (Banks)	3,255,657
36,345	Ryanair Holdings PLC ADR (Passenger Airlines)	2,126,546
31,517	UniCredit SpA (Banks)	2,972,426
33,012	Wizz Air Holdings PLC*(a) (Passenger Airlines)	477,367

		15,223,406

Japan – 3.8%
15,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	3,042,762
14,418	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	598,347
14,800	Amano Corp. (Electronic Equipment, Instruments & Components)	358,513
24,200	Anritsu Corp. (Electronic Equipment, Instruments & Components)	528,896
18,300	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	412,869
40,600	Azbil Corp. (Electronic Equipment, Instruments & Components)	420,414
18,600	BayCurrent, Inc. (Professional Services)	838,936

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
27,400	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	$ 615,702
11,000	Daikin Industries Ltd. (Building Products)	1,593,402
97,600	Denso Corp. (Automobile Components)	1,198,421
26,900	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	939,172
53,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,249,954
22,600	Fuso Chemical Co. Ltd. (Chemicals)	517,327
110,600	Hitachi Ltd. (Industrial Conglomerates)	3,624,421
10,300	Hoya Corp. (Health Care Equipment & Supplies)	1,575,044
1,440	Invincible Investment Corp. (Hotel & Resort REITs)	551,845
9,400	Japan Steel Works Ltd. (Machinery)	435,528
9,900	JINS Holdings, Inc. (Specialty Retail)	395,119
70,000	JVCKenwood Corp. (Household Durables)	492,015
19,900	Kamigumi Co. Ltd. (Transportation Infrastructure)	646,239
21,600	Kandenko Co. Ltd. (Construction & Engineering)	718,460
123,400	KDDI Corp. (Wireless Telecommunication Services)	2,273,487
578	KDX Realty Investment Corp. (Diversified REITs)	564,910
10,400	Kose Holdings Corp. (Personal Products)	370,142
33,000	Kotobuki Spirits Co. Ltd. (Food Products)	526,131
34,400	Lifedrink Co., Inc. (Beverages)	312,594
409,800	LY Corp. (Interactive Media & Services)	1,141,802
107,900	Mebuki Financial Group, Inc. (Banks)	999,800
32,000	Menicon Co. Ltd. (Health Care Equipment & Supplies)	347,815
84,500	Mitsubishi Electric Corp. (Electrical Equipment)	3,043,951
44,639	Mitsubishi Heavy Industries Ltd. (Machinery)	1,042,871
18,900	Monogatari Corp. (Hotels, Restaurants & Leisure)	649,280
21,600	Nabtesco Corp. (Machinery)	620,847
23,600	Nifco, Inc. (Automobile Components)	763,986
38,100	Nisshinbo Holdings, Inc. (Industrial Conglomerates)	511,890

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,300	Organo Corp. (Machinery)	$ 656,790
163,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	3,283,167
2,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	198,340
161,300	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	2,138,857
49,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,753,985
7,900	SMC Corp. (Machinery)	3,413,276
24,500	Sojitz Corp. (Trading Companies & Distributors)	818,557
115,000	Sompo Holdings, Inc. (Insurance)	5,105,609
83,200	Sony Group Corp. (Household Durables)	1,944,289
93,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,996,108
126,700	Suzuki Motor Corp. (Automobiles)	1,653,884
8,700	SWCC Corp. (Electrical Equipment)	599,710
8,600	Taiyo Yuden Co. Ltd. (Electronic Equipment, Instruments & Components)	531,834
87,100	Terumo Corp. (Health Care Equipment & Supplies)	1,277,748
74,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	545,241
9,900	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	536,163
30,800	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	649,919
26,600	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	675,879
11,300	Toyo Suisan Kaisha Ltd. (Food Products)	733,204
29,700	TV Asahi Holdings Corp. (Media)	582,216
7,100	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	374,466
75,900	Yokohama Financial Group, Inc. (Banks)	863,954
126,100	ZOZO, Inc. (Specialty Retail)	905,894

		67,161,982

Macau – 0.0%
428,800	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	620,660

Malaysia – 0.1%
372,300	AMMB Holdings Bhd. (Banks)	616,613
417,300	Press Metal Aluminium Holdings Bhd. (Metals & Mining)	810,079

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
310,493	RHB Bank Bhd. (Banks)	$ 649,418

		2,076,110

Mexico – 0.3%
1,135,531	America Movil SAB de CV (Wireless Telecommunication Services)	1,446,992
16,000	America Movil SAB de CV ADR (Wireless Telecommunication Services)	405,600
8,037	Fomento Economico Mexicano SAB de CV ADR (Beverages)	1,028,656
5,550	Gruma SAB de CV Class B (Food Products)	82,749
23,500	Grupo Financiero Banorte SAB de CV Class O (Banks)	272,157
32,120	Grupo Mexico SAB de CV (Metals & Mining)	385,229
8,360	Industrias Penoles SAB de CV (Metals & Mining)	384,851
6,310	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	99,640
4,880	Southern Copper Corp. (Metals & Mining)	891,625

		4,997,499

Netherlands – 1.0%
537	Adyen NV*(a) (Financial Services)	546,245
553	Argenx SE ADR* (Biotechnology)	472,163
2,467	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,018,743
7,587	ASR Nederland NV (Insurance)	620,289
36,540	CTP NV(a) (Real Estate Management & Development)	660,262
27,274	Heineken NV (Beverages)	2,469,396
137,445	ING Groep NV (Banks)	4,830,030
105,271	Koninklijke Philips NV (Health Care Equipment & Supplies)	2,773,663
20,644	SBM Offshore NV (Energy Equipment & Services)	770,969

		17,161,760

Peru – 0.0%
1,669	Credicorp Ltd. (Banks)	668,568

Philippines – 0.0%
46,440	International Container Terminal Services, Inc. (Transportation Infrastructure)	729,272

Poland – 0.1%
3,000	Bank Polska Kasa Opieki SA (Banks)	197,744

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
5,010	KGHM Polska Miedz SA (Metals & Mining)	$ 415,301
32,343	ORLEN SA (Oil, Gas & Consumable Fuels)	1,283,412
25,039	Pepco Group NV (Broadline Retail)	308,437
59,476	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	160,745

		2,365,639

Portugal – 0.1%
645,400	Banco Comercial Portugues SA Class R (Banks)	795,200
21,324	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	484,281

		1,279,481

Puerto Rico – 0.0%
4,897	EVERTEC, Inc. (Financial Services)	149,065

Qatar – 0.0%
299,700	Barwa Real Estate Co. (Real Estate Management & Development)	191,706
58,486	Ooredoo QPSC (Diversified Telecommunication Services)	200,863

		392,569

Romania – 0.0%
25,800	NEPI Rockcastle NV (Real Estate Management & Development)	237,486

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	0
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	0
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	0
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	0
5,614	PhosAgro PJSC GDR (Chemicals)	0
36	PhosAgro PJSC (Chemicals)	0
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	0
23,847	VTB Bank PJSC GDR (Banks)	0

		0

Singapore – 0.6%
36,450	DBS Group Holdings Ltd. (Banks)	2,103,045
351,800	Keppel DC REIT (Specialized REITs)	611,761
64,407	Sea Ltd. ADR* (Broadline Retail)	6,874,803
35,400	United Overseas Bank Ltd. (Banks)	1,197,195

		10,786,804

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.3%
2,376	Capitec Bank Holdings Ltd. (Banks)	$ 678,431
14,645	Discovery Ltd. (Insurance)	232,388
93,490	FirstRand Ltd. (Financial Services)	559,124
11,004	Gold Fields Ltd. (Metals & Mining)	355,351
113,877	MTN Group Ltd. (Wireless Telecommunication Services)	1,411,741
27,703	Remgro Ltd. (Financial Services)	325,955
5,521	Sasol Ltd.* (Chemicals)	65,426
57,603	Standard Bank Group Ltd. (Banks)	1,146,992

		4,775,408

South Korea – 2.8%
2,848	APR Corp. (Personal Products)	632,070
1,900	DB Insurance Co. Ltd. (Insurance)	205,750
7,310	Doosan Bobcat, Inc. (Machinery)	300,928
5,753	Hana Financial Group, Inc. (Banks)	497,284
455	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	104,888
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	336,421
1,496	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	691,794
2,163	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	724,206
1,694	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)	449,858
197	Hyosung Heavy Industries Corp. (Electrical Equipment)	320,169
561	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	76,939
1,296	Hyundai Motor Co. (Automobiles)	343,384
7,200	Industrial Bank of Korea (Banks)	103,226
10,639	KB Financial Group, Inc. (Banks)	1,245,154
10,821	Kia Corp. (Automobiles)	975,624
19,846	KT Corp. ADR (Diversified Telecommunication Services)	359,014
5,885	KT&G Corp. (Tobacco)	732,320
5,375	LG Electronics, Inc. (Household Durables)	595,774
1,661	NC Corp. (Entertainment)	270,057
920	POSCO Holdings, Inc. (Metals & Mining)	198,649
2,150	Samsung E&A Co. Ltd. (Construction & Engineering)	63,644
172	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	131,433
107,091	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	18,639,701
280	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,198,722
4,459	Samsung Life Insurance Co. Ltd. (Insurance)	934,697

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
7,106	Samsung Securities Co. Ltd. (Capital Markets)	$ 481,650
26,007	Shinhan Financial Group Co. Ltd. (Banks)	1,805,404
12,579	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	14,285,404
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	77
3,165	SK Square Co. Ltd. (Industrial Conglomerates)	2,176,295
1,450	SK, Inc. (Industrial Conglomerates)	541,714
25,605	Woori Financial Group, Inc. (Banks)	592,739

		50,014,989

Spain – 0.3%
30,124	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	1,859,162
85,525	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,397,427
45,233	Merlin Properties Socimi SA (Diversified REITs)	786,155

		5,042,744

Sweden – 0.3%
527,042	Electrolux AB Class B* (Household Durables)	1,543,088
66,013	Embracer Group AB* (Entertainment)	468,053
231,394	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	2,283,990
29,482	Securitas AB Class B (Commercial Services & Supplies)	473,609
12,668	Trelleborg AB Class B (Machinery)	563,144

		5,331,884

Switzerland – 0.8%
14,264	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	3,371,179
1,113	Comet Holding AG (Electronic Equipment, Instruments & Components)	451,590
13,530	Nestle SA (Food Products)	1,352,337
6,837	Sika AG (Chemicals)	1,538,261
3,621	Sonova Holding AG (Health Care Equipment & Supplies)	986,555
96,192	UBS Group AG (Capital Markets)	5,084,481
2,332	Zurich Insurance Group AG (Insurance)	1,776,350

		14,560,753

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 3.8%
52,020	Accton Technology Corp. (Communications Equipment)	$ 3,371,777
7,720	AP Memory Technology Corp. (Semiconductors & Semiconductor Equipment)	154,922
73,700	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,257,653
3,737	Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	262,815
7,017	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,064,643
410,684	Cathay Financial Holding Co. Ltd. (Insurance)	1,278,164
1,088,000	Chang Hwa Commercial Bank Ltd.* (Banks)	845,851
16,790	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	1,054,849
129,776	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	142,718
101,790	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	5,007,825
9,250	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	1,327,861
10,883	Elite Semiconductor Microelectronics Technology, Inc. (Semiconductors & Semiconductor Equipment)	59,002
46,100	Evergreen Marine Corp. Taiwan Ltd. (Marine Transportation)	289,722
167,750	Far Eastern New Century Corp. (Industrial Conglomerates)	140,569
74,030	Formosa Chemicals & Fibre Corp. (Chemicals)	128,911
21,000	Fubon Financial Holding Co. Ltd. (Insurance)	83,705
95,410	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	728,647
4,256	Hon Precision, Inc. (Semiconductors & Semiconductor Equipment)	789,412
97,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	133,118
8,500	International Games System Co. Ltd. Class C (Entertainment)	203,412
277,400	KGI Financial Holding Co. Ltd. (Insurance)	262,082

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
10,700	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 202,884
66,600	Macronix International Co. Ltd.* (Semiconductors & Semiconductor Equipment)	200,043
31,891	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,397,274
49,189	Nan Ya Plastics Corp. (Chemicals)	233,713
36,500	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	390,230
114,650	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	296,666
5,478	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	269,602
538,200	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	398,182
131,056	Powerchip Semiconductor Manufacturing Corp.* (Semiconductors & Semiconductor Equipment)	214,344
1,416	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	359,098
1,119,756	SinoPac Financial Holdings Co. Ltd. (Banks)	1,396,492
1,600	Syntec Technology Co. Ltd. (Machinery)	98,753
438,307	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	32,419,482
9,282	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	3,752,249
30,286	TXC Corp. (Electronic Equipment, Instruments & Components)	138,299
31,440	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	737,676
251,630	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	941,372
69,355	Wan Hai Lines Ltd. (Marine Transportation)	180,908
22,118	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	195,140
145,260	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	560,251

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
3,330	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	$ 542,149
31,900	Yageo Corp. (Electronic Equipment, Instruments & Components)	480,137
42,000	Yuanta Financial Holding Co. Ltd. (Financial Services)	87,620

		68,080,222

Thailand – 0.2%
25,100	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	285,108
53,000	Bangkok Bank PCL (Banks)	303,405
1,733,360	Charoen Pokphand Foods PCL (Food Products)	1,163,385
1,320	Fabrinet* (Electronic Equipment, Instruments & Components)	574,741
6,279,948	TMBThanachart Bank PCL (Banks)	573,995

		2,900,634

Turkey – 0.1%
115,647	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	832,938
21,600	Migros Ticaret AS (Consumer Staples Distribution & Retail)	284,103

		1,117,041

United Arab Emirates – 0.1%
267,210	Dubai Islamic Bank PJSC (Banks)	529,563
92,600	Emaar Development PJSC (Real Estate Management & Development)	325,874
164,555	Emaar Properties PJSC (Real Estate Management & Development)	491,126

		1,346,563

United Kingdom – 4.2%
47,784	3i Group PLC (Capital Markets)	1,839,578
33,262	AstraZeneca PLC (Pharmaceuticals)	5,658,209
66,949	Balfour Beatty PLC (Construction & Engineering)	780,474
476,957	Barclays PLC (Banks)	3,278,382
18,331	Berkeley Group Holdings PLC* (Household Durables)	865,822
103,936	British American Tobacco PLC (Tobacco)	6,304,855
86,500	Chemring Group PLC (Aerospace & Defense)	689,496
73,333	Compass Group PLC (Hotels, Restaurants & Leisure)	2,328,752
12,309	Computacenter PLC (IT Services)	762,783
150,214	Convatec Group PLC(a) (Health Care Equipment & Supplies)	453,897
10,594	Cranswick PLC (Food Products)	763,877

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
19,066	Croda International PLC (Chemicals)	$ 825,416
134,372	Diageo PLC (Beverages)	2,951,930
40,308	Gamma Communications PLC (Diversified Telecommunication Services)	508,483
57,905	Grafton Group PLC CDI (Trading Companies & Distributors)	757,680
83,984	GSK PLC (Pharmaceuticals)	2,183,824
38,157	IG Group Holdings PLC (Capital Markets)	750,821
23,609	IMI PLC (Machinery)	938,187
1,002,958	Lloyds Banking Group PLC (Banks)	1,550,187
8,673	London Stock Exchange Group PLC (Capital Markets)	975,648
285,211	Melrose Industries PLC (Aerospace & Defense)	1,754,412
213,906	National Grid PLC (Multi-Utilities)	3,423,747
566,248	NatWest Group PLC (Banks)	5,341,210
56,188	Reckitt Benckiser Group PLC (Household Products)	3,965,601
119,430	RELX PLC (Professional Services)	4,208,764
632,105	Rolls-Royce Holdings PLC (Aerospace & Defense)	12,610,281
23,933	Segro PLC (Industrial REITs)	312,630
129,575	Smith & Nephew PLC (Health Care Equipment & Supplies)	2,026,937
32,010	Smiths Group PLC (Industrial Conglomerates)	1,143,064
38,291	SSE PLC (Electric Utilities)	1,209,744
18,803	Standard Chartered PLC (Banks)	555,960
344,659	Tesco PLC (Consumer Staples Distribution & Retail)	2,268,600
139,390	WH Smith PLC (Specialty Retail)	815,765

		74,805,016

United States – 13.6%
4,867	ABM Industries, Inc. (Commercial Services & Supplies)	233,178
2,991	Addus HomeCare Corp.* (Health Care Providers & Services)	345,401
20,959	Adeia, Inc. (Software)	558,557
4,006	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,159,817
1,165	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	554,715
16,819	Agios Pharmaceuticals, Inc.* (Biotechnology)	504,906
23,754	Alkami Technology, Inc.* (Software)	431,610
10,624	Alkermes PLC* (Biotechnology)	520,470

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
25,718	Alphabet, Inc. Class A (Interactive Media & Services)	$ 9,158,951
10,409	Amazon.com, Inc.* (Broadline Retail)	2,826,876
13,414	American Eagle Outfitters, Inc. (Specialty Retail)	230,453
9,841	Ameris Bancorp (Banks)	858,234
8,160	AMN Healthcare Services, Inc.* (Health Care Providers & Services)	274,421
6,106	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	981,234
22,295	Amrize Ltd.* (Construction Materials)	1,090,448
3,259	Aon PLC Class A (Insurance)	1,175,032
2,530	Appfolio, Inc. Class A* (Software)	455,881
16,989	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,248,072
485	AppLovin Corp. Class A* (Software)	192,012
21,064	Arch Capital Group Ltd.* (Insurance)	2,117,564
25,200	Archrock, Inc. (Energy Equipment & Services)	901,152
26,081	Arcutis Biotherapeutics, Inc.* (Biotechnology)	700,536
1,031	Argan, Inc. (Construction & Engineering)	588,113
6,177	Arista Networks, Inc.* (Communications Equipment)	1,114,022
1,017	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	220,252
22,048	Artivion, Inc.* (Health Care Equipment & Supplies)	591,548
2,309	Asbury Automotive Group, Inc.* (Specialty Retail)	534,995
4,021	Assured Guaranty Ltd. (Insurance)	332,617
2,766	Atkore, Inc. (Electrical Equipment)	201,807
4,094	Atmus Filtration Technologies, Inc. (Machinery)	211,373
17,621	AtriCure, Inc.* (Health Care Equipment & Supplies)	665,369
28,160	Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	264,422
21,876	Avient Corp. (Chemicals)	794,536
4,625	Avnet, Inc. (Electronic Equipment, Instruments & Components)	410,885
3,837	Axis Capital Holdings Ltd. (Insurance)	404,113
629	Axon Enterprise, Inc.* (Aerospace & Defense)	331,961
3,045	Axos Financial, Inc.* (Banks)	308,793
14,168	Azenta, Inc.* (Life Sciences Tools & Services)	398,546

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,960	AZZ, Inc. (Building Products)	$ 283,651
4,204	Balchem Corp. (Chemicals)	704,401
4,843	Baldwin Insurance Group, Inc.* (Insurance)	134,345
3,201	Bar Harbor Bankshares (Banks)	127,112
2,296	Belden, Inc. (Electronic Equipment, Instruments & Components)	284,819
4,404	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	351,307
2,120	Berkshire Hathaway, Inc. Class B* (Financial Services)	1,084,465
29,140	BGC Group, Inc. Class A (Capital Markets)	335,693
60,497	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	543,263
18,067	Block, Inc.* (Financial Services)	1,467,763
2,500	Blue Bird Corp.* (Machinery)	185,975
9,393	Boeing Co.* (Aerospace & Defense)	2,030,203
3,672	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	708,329
4,065	Boot Barn Holdings, Inc.* (Specialty Retail)	605,644
1,682	Brady Corp. Class A (Commercial Services & Supplies)	158,562
8,510	Bridgebio Pharma, Inc.* (Biotechnology)	681,566
1,640	Brinker International, Inc.* (Hotels, Restaurants & Leisure)	350,468
3,906	Brink’s Co. (Commercial Services & Supplies)	462,666
4,975	Bristow Group, Inc. (Energy Equipment & Services)	225,467
9,153	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,563,080
9,384	Byline Bancorp, Inc. (Banks)	368,510
4,620	Cactus, Inc. Class A (Energy Equipment & Services)	300,346
27,794	Cadre Holdings, Inc. (Aerospace & Defense)	856,889
11,932	Cargurus, Inc.* (Interactive Media & Services)	432,416
93,534	Carnival Corp. Ltd. (Hotels, Restaurants & Leisure)	2,601,181
13,969	Cathay General Bancorp (Banks)	882,701
460	Cavco Industries, Inc.* (Household Durables)	251,634
6,256	CBIZ, Inc.* (Professional Services)	344,580
9,196	CECO Environmental Corp.* (Machinery)	605,924
22,530	Central Garden & Pet Co. Class A* (Household Products)	854,112
12,838	Champion Homes, Inc.* (Household Durables)	1,022,033

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
17,100	Charles Schwab Corp. (Capital Markets)	$ 1,799,604
11,182	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	416,194
4,568	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	641,256
1,938	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	163,373
1,046	Ciena Corp.* (Communications Equipment)	394,394
2,023	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	261,675
8,024	Cohen & Steers, Inc. (Capital Markets)	660,135
6,409	Columbia Banking System, Inc. (Banks)	200,409
4,789	Commercial Metals Co. (Metals & Mining)	329,100
4,202	Commvault Systems, Inc.* (Software)	494,996
35,203	Compass, Inc. Class A* (Real Estate Management & Development)	400,962
6,477	ConnectOne Bancorp, Inc. (Banks)	213,352
7,706	Cousins Properties, Inc. (Office REITs)	243,124
4,300	Covista, Inc.* (Diversified Consumer Services)	536,855
3,852	CSW Industrials, Inc. (Building Products)	1,228,518
3,300	Cummins, Inc. (Machinery)	2,092,860
10,308	CVB Financial Corp. (Banks)	230,590
7,672	Cytokinetics, Inc.* (Biotechnology)	591,741
2,383	Dolby Laboratories, Inc. Class A (Software)	140,144
3,138	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	615,550
7,427	Ducommun, Inc.* (Aerospace & Defense)	1,329,582
3,017	Eastman Chemical Co. (Chemicals)	211,039
5,020	Eaton Corp. PLC (Electrical Equipment)	2,084,304
4,068	Eli Lilly & Co. (Pharmaceuticals)	4,673,481
23,909	Enerpac Tool Group Corp. (Machinery)	854,508
1,943	EnerSys (Electrical Equipment)	361,495
3,997	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	475,843
8,862	Envista Holdings Corp.* (Health Care Equipment & Supplies)	242,021
1,929	ePlus, Inc. (Electronic Equipment, Instruments & Components)	178,259
1,405	Esab Corp. (Machinery)	121,575
4,350	Essent Group Ltd. (Financial Services)	286,926

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,107	Essential Properties Realty Trust, Inc. (Diversified REITs)	$ 222,378
2,162	Euronet Worldwide, Inc.* (Financial Services)	154,215
5,490	Everforth, Inc.* (IT Services)	156,136
44,992	Experian PLC (Professional Services)	1,697,535
10,333	Extreme Networks, Inc.* (Communications Equipment)	311,437
17,935	ExxonMobil Holdings Corp. (Oil, Gas & Consumable Fuels)	2,787,816
10,807	FB Financial Corp. (Banks)	652,527
1,981	Federal Agricultural Mortgage Corp. Class C (Financial Services)	450,876
5,029	Federal Signal Corp. (Machinery)	628,374
7,350	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	1,722,326
12,568	Figma, Inc. Class A* (Software)	305,654
15,553	First Advantage Corp.* (Professional Services)	308,572
6,265	First American Financial Corp. (Insurance)	469,812
5,182	First Bancorp/Southern Pines NC (Banks)	325,792
3,600	First Industrial Realty Trust, Inc. (Industrial REITs)	237,024
5,137	First Mid Bancshares, Inc. (Banks)	267,586
44,697	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	574,356
2,517	FirstCash Holdings, Inc. (Consumer Finance)	513,493
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	418
6,383	Frontdoor, Inc.* (Diversified Consumer Services)	463,597
679	FTI Consulting, Inc.* (Professional Services)	108,219
19,065	Gates Industrial Corp. Ltd.* (Machinery)	533,439
4,296	Getty Realty Corp. (Retail REITs)	146,665
5,990	Gibraltar Industries, Inc.* (Building Products)	253,137
12,574	Glacier Bancorp, Inc. (Banks)	619,772
12,956	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	1,020,803
6,934	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,007,788
2,808	Granite Construction, Inc. (Construction & Engineering)	339,684
8,843	Graphic Packaging Holding Co. (Containers & Packaging)	94,885
2,662	Green Brick Partners, Inc.* (Household Durables)	188,283

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
961	Group 1 Automotive, Inc. (Specialty Retail)	$ 275,586
5,283	Guardian Pharmacy Services, Inc. Class A* (Health Care Providers & Services)	208,837
3,117	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	502,990
4,479	Haemonetics Corp.* (Health Care Equipment & Supplies)	383,134
15,419	Halozyme Therapeutics, Inc.* (Biotechnology)	1,272,684
5,440	Hancock Whitney Corp. (Banks)	418,880
11,174	HealthEquity, Inc.* (Health Care Providers & Services)	1,124,216
585	HEICO Corp. (Aerospace & Defense)	208,471
25,349	Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	241,069
7,708	Heritage Financial Corp. (Banks)	229,159
53,033	Hillman Solutions Corp.* (Machinery)	417,370
11,114	Home BancShares, Inc. (Banks)	345,312
6,940	Honeywell Aerospace, Inc.* (Aerospace & Defense)	1,434,776
13,319	Horace Mann Educators Corp. (Insurance)	694,053
6,902	Houlihan Lokey, Inc. (Capital Markets)	866,132
3,317	Howmet Aerospace, Inc. (Aerospace & Defense)	936,256
2,028	HubSpot, Inc.* (Software)	481,366
2,256	Huron Consulting Group, Inc.* (Professional Services)	342,393
1,250	ICON PLC* (Life Sciences Tools & Services)	204,456
5,569	IDACORP, Inc. (Electric Utilities)	795,866
6,479	Illumina, Inc.* (Life Sciences Tools & Services)	1,328,843
31,537	Independence Realty Trust, Inc. (Residential REITs)	524,460
8,068	Independent Bank Corp. (Banks)	676,340
4,495	Ingersoll Rand, Inc. (Machinery)	374,793
18,400	Intapp, Inc.* (Software)	601,496
1,629	InterDigital, Inc. (Software)	496,560
2,351	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	830,679
5,259	ITT, Inc. (Machinery)	1,030,659
1,126	JBT Marel Corp. (Machinery)	155,917
5,110	JPMorgan Chase & Co. (Banks)	1,797,647
1,209	Kirby Corp.* (Marine Transportation)	158,548
3,932	Korn Ferry (Professional Services)	323,486
1,335	Landstar System, Inc. (Ground Transportation)	233,318

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,867	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	$ 186,028
4,630	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	575,370
10,859	Laureate Education, Inc.* (Diversified Consumer Services)	416,008
8,702	La-Z-Boy, Inc. (Household Durables)	342,685
1,566	LCI Industries (Automobile Components)	160,296
1,688	Lear Corp. (Automobile Components)	220,520
12,098	Legence Corp. Class A* (Construction & Engineering)	773,425
6,125	Liftoff Mobile, Inc.* (Media)	135,975
3,278	Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	942,556
1,491	Limbach Holdings, Inc.* (Construction & Engineering)	106,905
3,223	Linde PLC (Chemicals)	1,541,819
6,160	LSI Industries, Inc. (Electrical Equipment)	144,082
3,929	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	987,908
24,709	Magnite, Inc.* (Media)	476,884
23,688	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	609,018
3,030	Mastercard, Inc. Class A (Financial Services)	1,736,493
11,201	Matador Resources Co. (Oil, Gas & Consumable Fuels)	558,818
2,177	Matson, Inc. (Marine Transportation)	441,038
5,552	Maximus, Inc. (Professional Services)	334,508
631	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	364,156
18,977	Medtronic PLC (Health Care Equipment & Supplies)	1,620,446
2,085	Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	177,246
4,870	Meta Platforms, Inc. Class A (Interactive Media & Services)	2,711,178
285	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	234,564
5,490	Microsoft Corp. (Software)	2,551,313
7,374	Minerals Technologies, Inc. (Chemicals)	562,194
5,641	MiniMed Group, Inc.* (Health Care Equipment & Supplies)	101,820
1,893	Moderna, Inc.* (Biotechnology)	103,774

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,191	MongoDB, Inc.* (IT Services)	$ 401,939
1,284	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,831,023
1,426	Moog, Inc. Class A (Aerospace & Defense)	555,926
746	Murphy USA, Inc. (Specialty Retail)	453,389
2,291	Natera, Inc.* (Biotechnology)	613,438
5,230	National Energy Services Reunited Corp.* (Energy Equipment & Services)	141,001
7,680	National Health Investors, Inc. (Health Care REITs)	588,672
48,585	NeoGenomics, Inc.* (Health Care Providers & Services)	742,865
7,190	Netflix, Inc.* (Entertainment)	515,595
247	NewMarket Corp. (Chemicals)	209,990
1,065	Nexstar Media Group, Inc. (Media)	202,914
2,515	Nicolet Bankshares, Inc. (Banks)	429,864
2,905	Northeast Bank (Banks)	360,714
12,505	Northwestern Energy Group, Inc. (Multi-Utilities)	859,594
7,422	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	1,058,006
41,727	Novartis AG (Pharmaceuticals)	6,525,759
6,980	Nucor Corp. (Metals & Mining)	1,795,884
65,694	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	13,188,071
25,593	OceanFirst Financial Corp. (Banks)	494,201
13,547	Octave Intelligence PLC SDR* (Software)	242,851
14,194	Old Second Bancorp, Inc. (Banks)	358,966
5,206	Omnicell, Inc.* (Health Care Equipment & Supplies)	184,136
11,380	Option Care Health, Inc.* (Health Care Providers & Services)	262,081
919	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	203,457
5,781	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	219,216
7,053	Patrick Industries, Inc. (Automobile Components)	582,225
5,068	Pegasystems, Inc. (Software)	154,827
4,207	Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	221,414
14,753	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	139,121
31,907	Perella Weinberg Partners (Capital Markets)	563,159

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
19,053	Philip Morris International, Inc. (Tobacco)	$ 3,635,693
7,293	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	220,905
25,608	Phreesia, Inc.* (Health Care Technology)	274,774
1,140	Praxis Precision Medicines, Inc.* (Biotechnology)	350,926
3,324	Preferred Bank (Banks)	347,159
1,399	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	271,280
28,211	Qiagen NV (Life Sciences Tools & Services)	1,163,515
7,975	Qnity Electronics, Inc. (Semiconductors & Semiconductor Equipment)	1,046,161
6,598	Range Resources Corp. (Oil, Gas & Consumable Fuels)	264,844
802	RBC Bearings, Inc.* (Machinery)	442,151
2,022	Red River Bancshares, Inc. (Banks)	203,312
26,202	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	119,743
8,982	Revolve Group, Inc.* (Specialty Retail)	225,538
10,312	ROBLOX Corp. Class A* (Entertainment)	367,107
16,604	Roche Holding AG (Pharmaceuticals)	7,257,482
30,344	Rocket Cos., Inc. Class A* (Financial Services)	391,438
86,944	Rosebank Industries PLC* (Electrical Equipment)	394,421
7,465	Ross Stores, Inc. (Specialty Retail)	1,874,238
7,229	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	966,156
28,475	SailPoint, Inc.* (Software)	477,526
18,910	Samsara, Inc. Class A* (Software)	704,776
15,196	Sanofi SA (Pharmaceuticals)	1,308,553
12,031	Schneider Electric SE (Electrical Equipment)	4,042,239
24,599	Seacoast Banking Corp. of Florida (Banks)	854,569
6,131	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	5,248,933
4,906	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	578,025
11,604	Sensata Technologies Holding PLC (Electrical Equipment)	537,149
3,629	Shake Shack, Inc. Class A* (Hotels, Restaurants & Leisure)	227,720
1,382	Signet Jewelers Ltd. (Specialty Retail)	128,388
4,727	Sirius XM Holdings, Inc. (Media)	140,014

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
14,334	Skyward Specialty Insurance Group, Inc.* (Insurance)	$ 859,323
11,112	SLM Corp. (Consumer Finance)	288,856
8,993	SM Energy Co. (Oil, Gas & Consumable Fuels)	292,452
33,688	Smurfit Westrock PLC (Containers & Packaging)	1,548,637
990	Snowflake, Inc.* (IT Services)	290,347
11,650	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	598,927
13,835	Southern Co. (Electric Utilities)	1,307,961
1,705	Space Exploration Technologies Corp. Class A* (Diversified Telecommunication Services)	184,771
5,964	Spotify Technology SA* (Entertainment)	2,981,642
9,860	Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	859,398
4,909	SPX Technologies, Inc.* (Machinery)	1,078,115
26,609	STAG Industrial, Inc. (Industrial REITs)	1,018,060
37,249	Stagwell, Inc.* (Media)	314,754
14,477	StandardAero, Inc.* (Aerospace & Defense)	424,321
10,686	Stifel Financial Corp. (Capital Markets)	885,976
6,407	StoneX Group, Inc.* (Capital Markets)	490,584
1,896	Stryker Corp. (Health Care Equipment & Supplies)	617,527
19,575	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	873,632
3,550	Synopsys, Inc.* (Software)	1,380,098
21,352	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	416,364
8,812	Teradata Corp.* (Software)	273,084
8,098	Texas Capital Bancshares, Inc. (Banks)	800,487
4,160	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	854,630
4,308	Tidewater, Inc.* (Energy Equipment & Services)	323,358
4,348	Tradeweb Markets, Inc. Class A (Capital Markets)	436,974
8,489	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	671,140
4,621	UFP Industries, Inc. (Building Products)	400,826
18,476	Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	460,237
5,942	UMB Financial Corp. (Banks)	865,928

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,411	United Rentals, Inc. (Trading Companies & Distributors)	$ 1,522,836
1,870	UnitedHealth Group, Inc. (Health Care Providers & Services)	774,928
3,592	Urban Outfitters, Inc.* (Specialty Retail)	266,455
35,126	Utz Brands, Inc. (Food Products)	495,979
6,870	Valvoline, Inc.* (Specialty Retail)	263,877
21,924	Veracyte, Inc.* (Biotechnology)	1,015,520
1,883	Vertiv Holdings Co. Class A (Electrical Equipment)	454,876
16,520	Viavi Solutions, Inc.* (Communications Equipment)	610,414
8,391	Visa, Inc. Class A (Financial Services)	3,072,197
2,823	Visteon Corp. (Automobile Components)	295,116
12,153	Vita Coco Co., Inc.* (Beverages)	801,369
5,893	Vontier Corp. (Electronic Equipment, Instruments & Components)	189,342
6,593	Waste Connections, Inc. (Commercial Services & Supplies)	1,103,536
4,600	Weatherford International PLC (Energy Equipment & Services)	403,834
2,323	WEX, Inc.* (Financial Services)	434,308
2,807	Wintrust Financial Corp. (Banks)	447,829
3,091	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	231,392

		241,118,470

TOTAL COMMON STOCKS (Cost $578,716,623)		$ 827,836,160

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.2%
Banco Bradesco SA (Banks)
134,000	8.440%	$ 487,186
Itausa SA (Banks)
522,271	9.471%	1,423,865
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
134,300	7.625%	1,150,352

		3,061,403

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA (Chemicals)
8,655	1.475%	583,672

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
India – 0.0%
TVS Motor Co. Ltd. (Automobiles)
50,336	6.000%	$ 5,513

TOTAL PREFERRED STOCKS (Cost $3,123,134)		$ 3,650,588

Shares	Description	Value

Exchange Traded Funds – 45.8%
20,000	iShares Core MSCI Emerging Markets ETF	$ 1,552,200
25,725	iShares MSCI Saudi Arabia ETF	950,796
8,253,275	State Street SPDR Portfolio S&P 500 ETF	725,462,785
477,665	Vanguard Russell 1000 Value	52,743,769
49,361	Vanguard S&P 500 ETF	33,893,731

TOTAL EXCHANGE TRADED FUNDS (Cost $709,411,861)		$ 814,603,281

Shares	Dividend Rate	Value

Investment Companies(c) – 6.9%
Goldman Sachs Central Government Fund — Institutional Shares
63,058,081	3.760%	$63,058,081
Goldman Sachs Financial Square Government Fund — Institutional Shares
59,289,006	3.571	59,289,006

TOTAL INVESTMENT COMPANIES – 6.9% (Cost $122,347,087)		$ 122,347,087

TOTAL INVESTMENTS – 99.5% (Cost $1,413,598,705)		$1,768,437,116

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		8,090,196

NET ASSETS – 100.0%		$1,776,527,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

SECTOR ALLOCATION AS OF JULY 31, 2026
Sector	% of Total Market Value
Exchange Traded Funds	46.1%
Information Technology	10.9
Financials	9.3
Industrials	8.2
Investment Companies	6.9
Consumer Discretionary	4.4
Health Care	4.3
Communication Services	2.5
Consumer Staples	2.4
Materials	2.0
Energy	1.6
Utilities	0.8
Real Estate	0.6
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	13,280,000	USD	9,259,169	08/04/26	$84,575
	CHF	10,770,000	USD	13,165,648	08/04/26	161,850
	DKK	16,010,000	USD	2,437,038	08/04/26	33,396
	EUR	44,270,000	USD	50,363,588	08/04/26	694,372
	GBP	15,610,000	USD	20,760,822	08/04/26	277,432
	ILS	3,800,000	USD	1,242,419	08/04/26	997
	JPY	5,497,000,000	USD	33,561,083	08/04/26	1,000,412
	NOK	9,200,000	USD	950,038	08/04/26	20,632
	NZD	450,000	USD	260,125	08/04/26	4,981
	SEK	43,950,000	USD	4,519,700	08/04/26	96,809
	SGD	2,730,000	USD	2,112,601	08/04/26	16,746
	USD	13,336,977	CHF	10,770,000	08/04/26	9,480
	USD	2,649,621	HKD	20,750,000	08/04/26	3,383
	USD	2,649,337	HKD	20,750,000	09/02/26	335
	USD	1,278,512	ILS	3,800,000	08/04/26	35,096
JPMorgan Securities, Inc.	AUD	5,490,000	USD	3,827,774	08/04/26	34,964
	CHF	4,220,000	USD	5,158,685	08/04/26	63,417
	DKK	6,010,000	USD	914,841	08/04/26	12,536
	EUR	16,900,000	USD	19,226,217	08/04/26	265,076
	GBP	6,480,000	USD	8,618,202	08/04/26	115,167
	ILS	1,480,000	USD	483,889	08/04/26	388
	JPY	2,064,000,000	USD	12,601,433	08/04/26	375,632
	NOK	4,200,000	USD	433,713	08/04/26	9,419
	NZD	170,000	USD	98,269	08/04/26	1,882
	SEK	17,175,000	USD	1,766,231	08/04/26	37,832
	SGD	1,110,000	USD	858,970	08/04/26	6,809
	USD	5,225,817	CHF	4,220,000	08/04/26	3,715
	USD	1,085,387	HKD	8,500,000	08/04/26	1,386
	USD	1,085,271	HKD	8,500,000	09/02/26	137
	USD	497,947	ILS	1,480,000	08/04/26	13,669

TOTAL						$3,382,525

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	HKD	20,750,000	USD	2,646,622	08/04/26	$(385)
	USD	9,168,950	AUD	13,280,000	08/04/26	(174,794)
	USD	9,254,682	AUD	13,280,000	09/02/26	(83,691)
	USD	13,207,739	CHF	10,770,000	09/02/26	(162,011)
	USD	2,439,618	DKK	16,010,000	08/04/26	(30,815)
	USD	2,440,908	DKK	16,010,000	09/02/26	(33,251)
	USD	50,400,452	EUR	44,270,000	08/04/26	(657,509)
	USD	50,425,389	EUR	44,270,000	09/02/26	(691,473)
	USD	20,600,383	GBP	15,610,000	08/04/26	(437,871)
	USD	20,761,615	GBP	15,610,000	09/02/26	(276,212)
	USD	1,243,874	ILS	3,800,000	09/02/26	(654)
	USD	34,076,265	JPY	5,497,000,000	08/04/26	(485,231)
	USD	33,639,856	JPY	5,497,000,000	09/02/26	(998,285)
	USD	930,614	NOK	9,200,000	08/04/26	(40,056)
	USD	949,685	NOK	9,200,000	09/02/26	(20,568)
	USD	254,467	NZD	450,000	08/04/26	(10,639)
	USD	260,383	NZD	450,000	09/02/26	(4,962)
	USD	4,520,870	SEK	43,950,000	08/04/26	(95,640)
	USD	4,526,934	SEK	43,950,000	09/02/26	(96,622)
	USD	2,111,980	SGD	2,730,000	08/04/26	(17,367)
	USD	2,116,776	SGD	2,730,000	09/02/26	(16,953)
JPMorgan Securities, Inc.	HKD	8,500,000	USD	1,084,159	08/04/26	(158)
	USD	3,790,477	AUD	5,490,000	08/04/26	(72,260)
	USD	3,825,919	AUD	5,490,000	09/02/26	(34,598)
	USD	5,175,177	CHF	4,220,000	09/02/26	(63,481)
	USD	915,809	DKK	6,010,000	08/04/26	(11,568)
	USD	916,294	DKK	6,010,000	09/02/26	(12,482)
	USD	19,240,290	EUR	16,900,000	08/04/26	(251,003)
	USD	19,249,810	EUR	16,900,000	09/02/26	(263,969)
	USD	8,551,600	GBP	6,480,000	08/04/26	(181,769)
	USD	8,618,531	GBP	6,480,000	09/02/26	(114,661)
	USD	484,456	ILS	1,480,000	09/02/26	(255)
	USD	12,794,872	JPY	2,064,000,000	08/04/26	(182,193)
	USD	12,631,010	JPY	2,064,000,000	09/02/26	(374,834)
	USD	424,846	NOK	4,200,000	08/04/26	(18,287)
	USD	433,552	NOK	4,200,000	09/02/26	(9,390)
	USD	96,132	NZD	170,000	08/04/26	(4,019)
	USD	98,367	NZD	170,000	09/02/26	(1,874)
	USD	1,766,688	SEK	17,175,000	08/04/26	(37,375)
	USD	1,769,058	SEK	17,175,000	09/02/26	(37,759)
	USD	858,717	SGD	1,110,000	08/04/26	(7,061)
	USD	860,667	SGD	1,110,000	09/02/26	(6,893)
State Street Bank and Trust	USD	212,040	ZAR	3,561,819	08/03/26	(3,503)
UBS AG (London)	USD	34,430	ZAR	569,489	08/05/26	(28)

TOTAL						$(6,024,409)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	250	09/18/26	$93,990,625	$725,779
S&P Toronto Stock Exchange 60 Index	163	09/17/26	48,475,015	986,259

TOTAL FUTURES CONTRACTS				$1,712,038

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Special Drawing Rights
SPDR	— Standard & Poor’s Depositary Receipt

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 54.2%
Advertising(a)(b) – 0.3%
CMG Media Corp.
	$2,914,025	8.875%		06/18/29	$ 2,118,817
Neptune Bidco U.S., Inc.
	1,538,000	9.290		04/15/29	1,567,114
	1,305,000	9.500		02/15/33	1,329,873
Summer BC Holdco B SARL
EUR	300,000	5.875		02/15/30	292,742
(3 mo. EUR EURIBOR + 4.250%)
	400,000	6.533	(c)	02/15/30	390,941

					5,699,487

Aerospace & Defense(a) – 0.6%
ATI, Inc.
	$1,200,000	7.250		08/15/30	1,238,748
	1,250,000	5.125		10/01/31	1,220,625
Bombardier, Inc.(b)
	860,000	7.250		07/01/31	896,817
	340,000	7.000		06/01/32	351,159
	1,745,000	6.750		06/15/33	1,796,966
Goat Holdco LLC(b)
	3,598,000	6.750		02/01/32	3,657,619
Rolls-Royce PLC(b)
GBP	970,000	5.750		10/15/27	1,318,809
TransDigm, Inc.(b)
	$300,000	6.750		08/15/28	302,340
	2,150,000	7.125		12/01/31	2,218,004

					13,001,087

Agriculture(a)(b) – 0.0%
MHP Lux SA
	280,000	10.500		07/28/29	290,850

Airlines(a) – 0.2%
Gol Finance, Inc.
	223,000	14.375		06/06/30	216,127
Latam Airlines Group SA
	259,000	7.625		01/07/31	264,504
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
	771,000	9.500		06/01/28	781,963
	2,587,000	6.375		02/01/30	2,444,327

					3,706,921

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC(d) (PIK 10.750%, Cash 10.000%)
	2,147,167	10.000		07/15/33	2,305,499
Birkenstock Group BV & Co. KG
EUR	914,000	4.500		06/15/33	1,054,074
Gg12 SpA
	900,000	6.250		04/28/33	1,055,447
Under Armour, Inc.
	$2,635,000	7.250		07/15/30	2,685,434
Wolverine World Wide, Inc.
	2,704,000	4.000		08/15/29	2,550,061

					9,650,515

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – 1.4%
American Axle & Manufacturing, Inc.(b)
	$1,905,000	6.375%	10/15/32	$ 1,895,056
	4,607,000	7.750	10/15/33	4,533,979
Clarios Global LP/Clarios U.S. Finance Co.(b)
EUR	1,411,000	4.750	06/15/31	1,627,534
Forvia SE(b)
	496,000	5.375	03/15/31	581,211
Gestamp Automocion SA(b)
	193,000	4.375	10/15/30	223,203
Nissan Motor Co. Ltd.(b)
	$605,000	7.500	07/17/30	619,683
	1,510,000	7.750	07/17/32	1,559,679
EUR	1,453,000	6.375	07/17/33	1,716,041
	$2,610,000	8.125	07/17/35	2,749,844
Qnity Electronics, Inc.(b)
	628,000	5.750	08/15/32	624,414
	2,354,000	6.250	08/15/33	2,365,958
Stellantis NV(c)
(5 yr. EURIBOR ICE Swap + 4.239%)
EUR	1,149,000	6.875	12/16/33	1,275,482
(5 yr. U.K. Government Bond + 4.079%)
GBP	1,011,000	8.250	06/16/32	1,316,589
Tenneco, Inc.(b)
	$2,490,000	8.000	11/17/28	2,496,623
ZF North America Capital, Inc.(b)
	7,321,000	7.500	03/24/31	7,360,900

				30,946,196

Banks(a) – 2.2%
Akbank TAS(c) (5 yr. CMT + 3.726%)
	1,210,000	7.875	09/04/35	1,206,418
Banca Transilvania SA(c) (5 yr. EURIBOR ICE Swap + 4.783%)
EUR	1,662,000	7.125	11/27/30	1,955,786
Banco Bilbao Vizcaya Argentaria SA(c) (5 yr. EURIBOR ICE Swap + 3.246%)
	2,000,000	5.625	11/11/32	2,291,770
Banco Davivienda SA(c) (5 yr. CMT + 4.588%)
	$480,000	8.125	07/02/35	493,920
Banco Mercantil del Norte SA(c)
(10 yr. CMT + 5.034%)
	775,000	6.625	01/24/32	734,506
(10 yr. CMT + 5.353%)
	485,000	7.625	01/10/28	483,739
(10 yr. CMT + 5.470%)
	485,000	7.500	06/27/29	481,726
(5 yr. CMT + 4.072%)
	1,898,000	8.375	05/20/31	1,925,474
Bancolombia SA(c) (5 yr. CMT + 4.320%)
	490,000	8.625	12/24/34	516,338
Barclays PLC(c)
(5 yr. GBP SONIA Linked ICE Swap + 4.881%)
GBP	3,680,000	8.500	06/15/30	5,252,991
(5 yr. GBP SONIA Linked ICE Swap + 5.639%)
	1,348,000	9.250	09/15/28	1,925,865

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks(a) – (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(c)
(5 yr. CMT + 4.214%)
	$1,557,000	8.125	%(b)	01/08/39	$ 1,638,976
(5 yr. CMT + 4.661%)
	1,569,000	8.450		06/29/38	1,683,537
CaixaBank SA(c) (-1X 5 yr. EUR Swap + 3.857%)
EUR	1,400,000	3.625		09/14/28	1,578,086
Deutsche Bank AG(c)
(5 yr. EURIBOR ICE Swap + 4.036%)
	2,000,000	6.750		10/30/34	2,363,773
(5 yr. EURIBOR ICE Swap + 5.692%)
	1,800,000	6.750		10/30/28	2,153,507
Eurobank SA(c) (5 yr. EURIBOR ICE Swap + 3.790%)
	2,211,000	6.250		11/10/33	2,556,371
Freedom Mortgage Corp.(b)
	$2,492,000	6.625		01/15/27	2,495,514
Metro Bank Holdings PLC(b)(c) (1 yr. U.K. Government Bond + 7.814%)
GBP	1,070,000	12.000		04/30/29	1,581,255
NBK Tier 1 Ltd.(c) (6 yr. CMT + 2.403%)
	$975,000	6.375		01/10/31	975,058
Riyad Sukuk Ltd.(c) (5 yr. CMT + 2.250%)
	1,489,000	6.209		07/14/35	1,489,521
SNB Sukuk Ltd.(c) (5 yr. CMT + 1.850%)
	835,000	5.938		07/18/36	831,877
Societe Generale SA(c)
(5 yr. EUR Swap + 5.228%)
EUR	2,300,000	7.875		01/18/29	2,818,010
(5 yr. EURIBOR ICE Swap + 3.779%)
	1,300,000	6.125		03/17/32	1,518,103
Standard Chartered PLC(c) (5 yr. CMT + 3.805%)
	$535,000	4.750		01/14/31	498,278
Turkiye Garanti Bankasi AS(c) (5 yr. CMT + 3.867%)
	734,000	7.625		04/15/36	722,050
UBS Group AG(b)(c) (5 yr. USD SOFR ICE Swap + 3.179%)
	2,920,000	7.125		08/10/34	2,919,737
UniCredit SpA(c)
(5 yr. EURIBOR ICE Swap + 3.299%)
EUR	1,346,000	5.625		12/03/32	1,559,900
(5 yr. USD ICE Swap + 3.703%)
	$1,570,000	5.861	(b)	06/19/32	1,575,856

					48,227,942

Biotechnology(a) – 0.5%
Biocon Biologics Global PLC(b)
	2,604,000	6.670		10/09/29	2,610,901
Cidron Aida Finco SARL
EUR	2,367,000	7.000		10/27/31	2,602,201
GBP	1,402,000	9.125		10/27/31	1,811,206
Genmab AS/Genmab Finance LLC(b)
	$2,080,000	6.250		12/15/32	2,098,075
	1,360,000	7.250		12/15/33	1,403,085

					10,525,468

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a)(b) – 1.0%
Ameritex Holdco Intermediate LLC
	$2,280,000	7.625%		08/15/33	$ 2,348,560
Builders FirstSource, Inc.
	2,478,000	6.375		03/01/34	2,433,891
CP Atlas Buyer, Inc.
	2,756,000	9.750		07/15/30	2,480,069
(PIK 5.750%, Cash 7.000%)
	1,468,266	12.750	(d)	01/15/31	1,008,288
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
	2,767,000	6.625		12/15/30	2,814,316
JH North America Holdings, Inc.
	1,162,000	6.125		07/31/32	1,164,858
Quikrete Holdings, Inc.
	1,380,000	6.375		03/01/32	1,396,712
	725,000	6.750		03/01/33	734,541
Smyrna Ready Mix Concrete LLC
	1,525,000	8.875		11/15/31	1,597,193
Standard Building Solutions, Inc.
	800,000	6.500		08/15/32	802,720
	830,000	6.250		08/01/33	821,011
Standard Industries, Inc.
	2,058,000	4.375		07/15/30	1,944,769
Wilsonart LLC
	3,119,000	11.000		08/15/32	2,401,256

					21,948,184

Chemicals(a) – 1.9%
Alpek SAB de CV
	204,000	4.250		09/18/29	190,740
	366,000	3.250		02/25/31	317,642
ASP Unifrax Holdings, Inc.(b)(d)(e) (PIK 1.250%, Cash 5.850%)
	2,486,552	7.100		09/30/29	1,169
Avient Corp.(b)
	1,759,000	6.250		11/01/31	1,773,213
Axalta Coating Systems Dutch Holding B BV(b)
	2,095,000	7.250		02/15/31	2,173,101
Axalta Coating Systems LLC(b)
	5,000	3.375		02/15/29	4,758
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding BBV(b)
	2,671,000	4.750		06/15/27	2,666,940
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2(b)
EUR	300,000	6.500		06/15/33	347,249
Celanese U.S. Holdings LLC
	$500,000	6.750		04/15/33	510,145
Cerdia Finanz GmbH(b)
	1,855,000	9.375		10/03/31	1,649,466
Chemours Co.(b)
	540,000	4.625		11/15/29	510,079
	2,644,000	7.875		03/15/34	2,572,718
Cornerstone Chemical Co. LLC(b)(d)(f)
	3,093,487	10.000		05/07/29	3,093,487
Dangote Fertiliser Ltd.(b)
	538,000	7.750		05/05/31	540,517

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
FMC Corp.
	$2,848,000	3.450%		10/01/29	$ 2,623,777
	887,000	8.000	(b)	06/01/31	916,315
(5 yr. CMT + 4.366%)
	2,348,000	8.450	(c)	11/01/55	1,763,395
GC Treasury Center Co. Ltd.(c) (5 yr. CMT + 2.815%)
	213,000	6.500		09/10/30	208,783
INEOS Finance PLC(b)
	1,040,000	7.500		04/15/29	1,023,422
EUR	720,000	5.625		08/15/30	774,881
	140,000	7.250		03/31/31	151,767
	1,000,000	7.875		11/15/31	1,098,906
INEOS Quattro Finance 2 PLC(b)
	430,000	8.500		03/15/29	426,762
Innophos Holdings, Inc.(b)
	$1,246,500	11.500		06/15/29	1,174,240
Itelyum Regeneration SpA(b)
EUR	996,000	5.750		04/15/30	1,167,833
OCP SA(b)(c) (5 yr. CMT + 3.215%)
	$1,535,000	7.368		04/22/36	1,502,857
Rain Carbon, Inc.(b)
	1,005,000	12.250		09/01/29	1,069,631
Sasol Financing USA LLC
	1,369,000	5.500		03/18/31	1,274,977
	406,000	8.750	(b)	04/10/33	422,033
SCIH Salt Holdings, Inc.(b)
	318,000	6.625		05/01/29	317,962
SoftBank Group Corp.
EUR	1,585,000	6.375		04/22/30	1,846,641
TDC Brands AS(b)
	350,000	8.000		04/30/31	401,056
Tronox, Inc.(b)
	$2,896,000	4.625		03/15/29	1,788,454
	1,075,000	9.125		09/30/30	1,073,753
WR Grace Holdings LLC(b)
	3,270,000	5.625		08/15/29	3,002,808
	783,000	6.625		08/15/32	745,463

					41,126,940

Commercial Services – 1.9%
Aegis Lux 1a SARL(a)(d)
EUR	1,000,000	5.625	(b)	10/29/31	1,168,256
	738,000	5.625		10/29/31	862,173
Albion Financing 1 SARL/Aggreko Holdings, Inc.(a)(b)
	1,587,000	5.375		05/21/30	1,878,435
Allied Universal Holdco LLC(a)(b)
	$2,783,000	7.875		02/15/31	2,891,871
Amber Finco PLC(a)(b)
EUR	1,235,000	6.625		07/15/29	1,470,154
Belron U.K. Finance PLC(a)(b)
	2,370,000	4.625		10/15/29	2,776,501
Boels Topholding BV(a)(b)
	1,228,000	5.750		05/15/30	1,442,832
DP World Ltd.
	$200,000	6.850		07/02/37	207,232

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Garda World Security Corp.(a)(b)
	$1,832,000	8.375%		11/15/32	$ 1,860,854
ION Platform Finance SARL(a)(b)
EUR	300,000	7.875		05/01/29	323,853
	700,000	6.500		09/30/30	690,168
Kapla Holding SAS(a)(b)
	1,500,000	5.000		04/30/31	1,734,239
Korn Ferry(a)(b)
	$1,420,000	4.625		12/15/27	1,411,977
Loxam SAS(a)(b)
EUR	1,255,000	4.250		02/15/31	1,431,255
Multiversity SpA(a)(b)
	500,000	7.125		05/17/31	591,900
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.(a)
	500,000	3.000	(b)	06/15/29	532,969
	256,000	3.000		06/15/29	272,880
Q-Park Holding I BV(a)(b)
	969,000	4.250		09/01/30	1,123,649
	539,000	3.875		09/01/31	610,571
Raven Acquisition Holdings LLC(a)(b)
	$2,563,000	6.875		11/15/31	2,493,543
Sabre Financial Borrower LLC(a)(b)
	2,685,000	11.125		06/15/29	2,825,560
Service Corp. International(a)
	1,900,000	5.750		10/15/32	1,886,434
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(a)(b)
	1,612,000	6.750		08/15/32	1,613,741
EUR	1,756,000	5.500		05/15/33	1,983,521
Synergy Infrastructure Holdings LLC(a)(b)
	$1,370,000	7.000		07/15/34	1,381,700
Techem Verwaltungsgesellschaft 675 GmbH(a)(b)
EUR	987,000	5.375		07/15/29	1,163,494
	895,000	4.625		07/15/32	1,031,109
United Rentals North America, Inc.(a)
	$750,000	4.875		01/15/28	747,053
	595,000	4.000		07/15/30	564,857
Verisure Holding AB(a)(b)
EUR	2,453,000	5.500		05/15/30	2,905,560
Wand NewCo 3, Inc.(a)(b)
	$250,000	7.625		01/30/32	256,920
WEX, Inc.(a)(b)
	265,000	6.500		03/15/33	263,900

					42,399,161

Computers(a)(b) – 0.1%
Science Applications International Corp.
	1,920,000	4.875		04/01/28	1,894,061

Cosmetics & Personal Care(a) – 0.3%
Opal Bidco SAS(b)
EUR	3,005,000	5.500		03/31/32	3,536,876
	$2,175,000	6.500		03/31/32	2,189,485
Perrigo Finance Unlimited Co.
	700,000	6.125		09/30/32	664,972

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics & Personal Care(a) – (continued)
Prestige Brands, Inc.(b)
	$940,000	6.250%		07/15/34	$ 942,350

					7,333,683

Distribution & Wholesale(a)(b) – 0.2%
ADI Escrow Issuer LLC
	1,368,000	7.125		07/15/34	1,397,987
American Builders & Contractors Supply Co., Inc.
	3,267,000	4.000		01/15/28	3,217,407

					4,615,394

Diversified Financial Services – 3.3%
Ally Financial, Inc.(a)(c) (5 yr. CMT + 3.148%)
	4,367,000	7.100		08/15/31	4,385,560
Arabian Centres Sukuk IV Ltd.(a)
	766,000	8.875		12/04/30	759,060
Bach Bidco SpA(a)(b)(c) (3 mo. EUR EURIBOR + 4.250%)
EUR	250,000	6.681		10/15/28	284,935
Bread Financial Holdings, Inc.(a)(b)(c) (5 yr. CMT + 4.300%)
	$1,536,000	8.375		06/15/35	1,587,533
CI Financial Corp.(a)(b)
	2,050,000	7.500		05/30/29	2,138,847
CI Financial Holdings Ltd.(a)(b)(c) (5 yr. CMT + 3.252%)
	3,200,000	7.625		07/23/56	3,217,024
Coinbase Global, Inc.(a)(b)
	2,763,000	3.375		10/01/28	2,624,546
CrossCountry Intermediate HoldCo LLC(a)(b)
	3,411,000	6.500		10/01/30	3,299,256
	2,987,000	6.750		12/01/32	2,851,719
Encore Capital Group, Inc.(a)(b)
	1,704,000	6.625		04/15/31	1,710,100
Finance of America Funding LLC(b)
	796,399	8.875		11/30/27	786,460
	775,000	10.000		11/30/29	854,314
First Eagle Holdings, Inc.(a)(b)
	1,839,000	7.250		08/15/32	1,860,590
Focus Financial Partners LLC(a)(b)
	3,370,000	6.750		09/15/31	3,349,477
Freedom Funding Center LLC(a)(b)(d) (PIK 13.000%, Cash 12.000%)
	550,000	12.000		10/01/37	570,531
Freedom Mortgage Holdings LLC(a)(b)
	1,669,000	9.250		02/01/29	1,722,809
	1,085,000	8.375		04/01/32	1,089,893
	3,341,000	7.875		04/01/33	3,225,168
IIFL Finance Ltd.(b)
	729,000	7.600		09/10/29	731,551
	398,000	7.600		07/10/30	394,221
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	5,646,000	5.000		08/15/28	5,464,199
	1,070,000	6.625		10/15/31	1,050,216
Jerrold Finco PLC(a)
GBP	1,195,000	7.500		06/15/31	1,632,836
	575,000	7.500	(b)	06/15/31	785,674
Kane Bidco Ltd.(a)(b)
	1,072,000	7.750		07/15/31	1,459,092

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Midcap Financial Issuer Trust(a)(b)
	$2,498,000	6.500%		05/01/28	$ 2,497,725
	1,510,000	5.625		01/15/30	1,484,421
Muangthai Capital PCL
	480,000	7.550		07/21/30	484,618
Navient Corp.
	350,000	5.500	(a)	03/15/29	335,849
	1,065,000	9.375	(a)	10/15/31	1,063,743
	800,000	5.625		08/01/33	660,872
OneMain Finance Corp.(a)
	1,452,000	3.500		01/15/27	1,440,544
	1,490,000	3.875		09/15/28	1,439,891
	1,565,000	5.375		11/15/29	1,529,099
	715,000	4.000		09/15/30	656,034
	650,000	7.125		11/15/31	658,859
	400,000	7.125		09/15/32	404,496
	89,000	6.750		09/15/33	87,630
Osaic Holdings, Inc.(a)(b)
	2,598,000	8.000		08/01/33	2,633,541
PennyMac Financial Services, Inc.(a)(b)
	555,000	4.250		02/15/29	525,036
	845,000	5.750		09/15/31	784,329
Planet Financial Group LLC(a)(b)
	3,442,000	10.500		12/15/29	3,357,189
PRA Group, Inc.(a)(b)
	2,545,000	8.875		01/31/30	2,621,604
Rocket Cos., Inc.(a)(b)
	250,000	6.125		08/01/30	251,990
	250,000	6.375		08/01/33	251,657
SLM Corp.(a)(c) (Secured Overnight Financing Rate + 2.710%)
	3,233,000	6.495		05/15/32	3,224,756

					74,229,494

Electrical – 3.2%
Adani Electricity Mumbai Ltd.
	1,224,000	3.949		02/12/30	1,148,088
AES Espana BV(a)(b)
	2,340,000	7.750		08/03/33	2,348,564
Alpha Generation LLC(a)(b)
	2,873,000	6.750		10/15/32	2,898,139
	423,000	6.250		01/15/34	413,753
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy(a)
	2,119,484	7.875	(b)	02/15/39	2,200,289
	460,973	7.875		02/15/39	478,548
CGE Treasury Ifsc Pvt Ltd.(a)(b)
	621,000	7.875		07/28/31	619,882
Clearway Energy Operating LLC(a)(b)
	2,211,000	3.750		02/15/31	2,028,504
Constellation Energy Generation LLC(a)
	755,000	4.625		02/01/29	748,854
Continuum Green Energy India Pvt/Co-Issuers(a)
	497,799	7.500		06/26/33	506,575
ContourGlobal Power Holdings SA(a)(b)
EUR	675,000	4.375		07/31/31	756,885

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
COX Asset Mexico SA de CV(a)(b)
	$1,450,000	7.125%		01/08/32	$ 1,441,140
	1,609,000	7.750		05/08/36	1,609,086
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)(b)
	1,396,595	5.375		12/30/30	1,306,152
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU(a)(b)
	1,429,000	8.499		06/30/32	1,482,245
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)
	938,274	7.250		01/31/41	931,189
Limak Yenilenebilir Enerji AS(a)
	990,000	9.625		08/12/30	978,031
Neoen Finco PLC(a)(b)
EUR	1,842,000	5.500		06/15/31	2,162,633
NRG Energy, Inc.(a)
	$1,000,000	5.750		01/15/28	1,000,550
	5,265,000	3.625	(b)	02/15/31	4,855,278
	1,790,000	6.250	(b)	11/01/34	1,784,863
	1,750,000	6.000	(b)	01/15/36	1,711,832
PacifiCorp(a)(c) (5 yr. CMT + 3.292%)
	3,318,000	7.125		08/15/56	3,271,216
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(a)(b)
	2,175,000	4.500		08/15/28	2,124,583
PG&E Corp.(a)(c)
(5 yr. CMT + 3.225%)
	1,798,000	6.850		09/15/56	1,774,770
(5 yr. CMT + 3.883%)
	2,767,000	7.375		03/15/55	2,806,015
Puget Energy, Inc.(a)(c) (5 yr. CMT + 2.961%)
	2,463,000	7.000		09/15/56	2,471,202
Saavi Energia SARL(a)
	2,050,000	8.875	(b)	02/10/35	2,222,405
	695,000	8.875		02/10/35	753,450
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL(a)
	905,008	7.800		07/31/31	916,321
Talen Energy Supply LLC(a)(b)
	2,187,000	6.375		05/01/33	2,155,988
	1,350,000	6.250		02/01/34	1,324,080
Threelands Energy Ltd. SARL(a)
	765,000	7.450		10/20/35	774,715
TXNM Energy, Inc.(a)(b)(c) (5 yr. CMT + 3.254%)
	2,245,000	7.000		07/31/56	2,256,719
Vistra Corp.(a)(b)(c) (5 yr. CMT + 5.740%)
	1,995,000	7.000		12/15/26	2,004,037
Vistra Operations Co. LLC(a)(b)
	2,990,000	5.000		07/31/27	2,990,329
	2,145,000	4.375		05/01/29	2,094,550
	800,000	7.750		10/15/31	834,184
	1,355,000	6.875		04/15/32	1,399,241
VoltaGrid LLC(a)(b)
	3,356,000	7.375		11/01/30	3,373,116

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
XPLR Infrastructure Operating Partners LP(a)(b)
	$1,487,000	8.625%		03/15/33	$ 1,588,488

					70,546,489

Electrical Components & Equipment(a)(b) – 0.2%
Belden, Inc.
EUR	950,000	4.250		02/01/33	1,062,628
WESCO Distribution, Inc.
	$2,820,000	5.500		04/15/34	2,745,749

					3,808,377

Electronics(a)(b) – 0.0%
Coherent Corp.
	675,000	5.000		12/15/29	660,467

Energy-Alternate Sources(a) – 0.2%
Cullinan Holdco SCSp(b)
EUR	1,314,497	8.500		10/15/29	1,500,912
FS Luxembourg SARL(b)
	$1,741,000	8.625		06/25/33	1,651,338
Greenko Wind Projects Mauritius Ltd.
	226,550	7.250		09/27/28	228,377

					3,380,627

Engineering & Construction(a)(b) – 0.2%
AECOM
	1,230,000	6.000		08/01/33	1,223,247
Artera Services LLC
	360,000	8.500		02/15/31	327,957
Assemblin Caverion Group AB
EUR	944,000	6.250		07/01/30	1,122,972
(3 mo. EUR EURIBOR + 3.500%)
	246,000	5.835	(c)	07/01/31	286,157
Egis SA
	329,000	5.125		05/15/31	384,770

					3,345,103

Entertainment(a) – 1.9%
Allwyn Entertainment Financing U.K. PLC(b)
	2,078,000	4.125		02/15/31	2,322,354
AMC Entertainment Holdings, Inc.(b)
	$800,000	7.500		02/15/29	773,208
Banijay Gaming SAS(b)
EUR	1,500,000	5.125		12/10/31	1,749,668
Boyne USA, Inc.(b)
	$2,831,000	4.750		05/15/29	2,762,150
Caesars Entertainment, Inc.(b)
	1,010,000	6.500		02/15/32	966,338
	886,000	6.000		10/15/32	777,926
Churchill Downs, Inc.(b)
	3,884,000	4.750		01/15/28	3,847,180
Cirsa Finance International SARL(b)
EUR	1,266,000	6.500		03/15/29	1,505,859
	1,711,000	4.875		10/15/31	1,998,038
Flutter Treasury DAC(b)
GBP	805,000	6.125		06/04/31	1,074,643

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
GENM Capital Labuan Ltd.
	$443,000	3.882%		04/19/31	$ 397,371
Jacobs Entertainment, Inc.(b)
	150,000	6.750		02/15/29	146,790
LHMC Finco 2 SARL(b)(d) (PIK 9.375%, Cash 8.625%)
EUR	1,013,083	8.625		05/15/30	1,203,938
Light & Wonder International, Inc.(b)
	$3,229,000	6.250		10/01/33	3,172,396
Live Nation Entertainment, Inc.(b)
	2,175,000	4.750		10/15/27	2,164,495
Lottomatica Group SpA(b)
EUR	1,135,000	4.875		01/31/31	1,331,049
Muvico LLC(b)(d)
	$618,000	15.000		02/19/29	677,118
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.(b)
	2,318,000	8.000		08/01/30	2,318,046
Pinewood Finco PLC(b)
GBP	400,000	6.000		03/27/30	538,006
Resorts World Las Vegas LLC/RWLV Capital, Inc.
	$2,190,000	4.625	(b)	04/16/29	1,968,087
	2,900,000	4.625		04/16/29	2,606,143
	300,000	8.450	(b)	07/27/30	296,031
	500,000	4.625	(b)	04/06/31	418,175
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
	2,387,000	6.625		02/01/33	2,400,916
Six Flags Entertainment Corp.(b)
	2,533,000	7.250		05/15/31	2,483,049
Voyager Parent LLC(b)
	1,690,000	9.250		07/01/32	1,795,997
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
	350,000	7.125		02/15/31	366,681
	500,000	6.250		03/15/33	495,620

					42,557,272

Environmental(a)(b) – 0.4%
Ambipar Lux SARL(e)
	614,000	10.875		02/05/33	211,830
Clean Harbors, Inc.
	991,000	5.750		10/15/33	985,589
GFL Environmental Holdings U.S., Inc.
	1,647,000	5.500		02/01/34	1,523,557
GFL Environmental, Inc.
	450,000	3.500		09/01/28	437,760
	700,000	4.375		08/15/29	673,393
Madison IAQ LLC
	3,677,000	4.125		06/30/28	3,601,291
Waste Pro USA, Inc.
	382,000	7.000		02/01/33	388,563

					7,821,983

Food & Drug Retailing – 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	3,029,000	3.500		03/15/29	2,851,410
	805,000	4.875		02/15/30	768,171

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
	$750,000	5.625%		03/31/32	$ 713,453
Bellis Acquisition Co. PLC(a)(b)
GBP	750,000	8.125		05/14/30	944,524
C&S Group Enterprises LLC(a)(b)
	$2,948,000	5.000		12/15/28	2,712,661
Chobani LLC/Chobani Finance Corp., Inc.(a)(b)
	1,906,000	4.625		11/15/28	1,883,490
Darling Global Finance BV(a)(b)
EUR	1,200,000	4.500		07/15/32	1,393,964
Flora Food Management BV(a)(b)
	585,000	6.875		07/02/29	650,537
Froneri Lux FinCo SARL(a)(b)
	1,554,000	4.750		08/01/32	1,737,034
Iceland Bondco PLC(a)(b)
GBP	439,000	4.375		05/15/28	584,503
EUR	670,000	6.625		08/15/33	772,116
(3 mo. EUR EURIBOR + 5.500%)
	200,000	7.783	(c)	12/15/27	230,704
Industrial F&B Investments III, Inc.(a)(b)
	$2,618,000	7.750		02/11/33	2,656,066
Lamb Weston Holdings, Inc.(a)(b)
	1,330,000	4.125		01/31/30	1,267,144
Minerva Luxembourg SA (a)(b)
	2,772,000	7.500		04/22/36	2,644,349
New Albertsons LP
	1,050,000	8.700		05/01/30	1,118,187
	543,000	8.000		05/01/31	569,830
Performance Food Group, Inc.(a)(b)
	1,290,000	4.250		08/01/29	1,247,159
	1,745,000	6.125		09/15/32	1,751,596
Picard Groupe SAS(a)(b)
EUR	980,000	6.375		07/01/29	1,163,888
Post Holdings, Inc.(a)(b)
	$3,621,000	6.250		10/15/34	3,520,083
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	1,750,000	4.625		03/01/29	1,691,165
Tyson Foods, Inc.(a)
	1,724,000	5.100		09/28/48	1,483,623

					34,355,657

Forest Products & Paper(a)(b) – 0.1%
Ahlstrom Holding 3 OYJ
EUR	1,259,000	3.625		02/04/28	1,446,009
WEPA Hygieneprodukte GmbH
	783,000	5.625		01/15/31	914,690

					2,360,699

Gaming(a)(b) – 0.0%
Studio City Co. Ltd.
	$790,000	6.125		05/15/31	780,591

Gas(a)(b) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	3,660,000	9.500		06/01/30	3,923,813

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hand/Machine Tools(a)(b) – 0.1%
Dynamo Newco II GmbH
EUR	1,553,000	6.250%		10/15/31	$ 1,675,798
IMA Industria Macchine Automatiche SpA
	850,000	3.750		01/15/28	978,687

					2,654,485

Healthcare Providers & Services – 3.3%
Akumin, Inc.(a)(b)
	$2,885,000	9.750		08/31/31	2,753,963
Avantor Funding, Inc.(a)(b)
EUR	753,000	3.875		07/15/28	867,497
CAB SELAS(a)
	1,710,000	7.750		08/09/31	2,007,341
	500,000	7.750	(b)	08/09/31	586,942
Centene Corp.(a)
	$5,102,000	4.625		12/15/29	4,942,409
	1,550,000	2.625		08/01/31	1,343,819
Cerba Healthcare SACA(a)
EUR	2,719,000	3.500		05/31/28	2,202,785
Charles River Laboratories International, Inc.(a)(b)
	$2,290,000	4.000		03/15/31	2,137,509
CHS/Community Health Systems, Inc.(a)(b)
	1,443,000	6.875		04/15/29	1,391,009
	2,216,000	5.250		05/15/30	2,050,066
	1,763,000	10.875		01/15/32	1,859,683
	1,865,000	9.750		01/15/34	1,889,431
Embecta Corp.(a)(b)
	1,720,000	5.000		02/15/30	1,329,698
	680,000	6.750		02/15/30	522,050
Fortrea Holdings, Inc.(a)(b)
	2,493,000	7.500		07/01/30	2,537,450
Global Medical Response, Inc.(a)(b)
	3,420,000	7.375		10/01/32	3,494,385
Haemonetics Corp.
	1,701,000	2.500		06/01/29	1,779,246
HCA, Inc.(a)
	1,574,000	5.250		06/15/49	1,346,352
HomeVi SASU(a)(b)
EUR	750,000	6.625		10/31/31	873,425
Humana, Inc.(a)(c) (5 yr. CMT + 2.891%)
	$1,080,000	6.625		09/15/56	1,062,493
Integer Holdings Corp.
	3,075,000	1.875		03/15/30	3,235,515
IQVIA, Inc.(a)(b)
EUR	1,024,000	2.250		03/15/29	1,140,748
Kedrion SpA(a)(b)
	$2,490,000	6.500		09/01/29	2,457,281
Lantheus Holdings, Inc.
	1,450,000	2.625		12/15/27	1,898,775
LifePoint Health, Inc.(a)(b)
	6,052,000	9.875		08/15/30	6,358,655
	1,613,000	8.375		02/15/32	1,623,114
	1,488,000	10.000		06/01/32	1,429,105
Medline Borrower LP(a)(b)
	300,000	5.250		10/01/29	297,309

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Mehilainen Yhtiot OYJ(a)(b)
EUR	1,244,000	5.125%		06/30/32	$ 1,440,615
Molina Healthcare, Inc.(a)(b)
	$950,000	3.875		11/15/30	877,610
Radiology Partners, Inc.(a)(b)
	676,257	9.781	(d)	02/15/30	674,668
	3,900,000	8.500		07/15/32	4,098,315
RAY Financing LLC(a)(b)
EUR	600,000	6.500		07/15/31	700,663
Surgery Center Holdings, Inc.(a)(b)
	$1,079,000	7.250		04/15/32	1,081,816
Team Health Holdings, Inc.(a)(b)
	2,090,000	8.375		06/30/28	2,088,746
(PIK 4.500%, Cash 9.000%)
	3,528,321	13.500	(d)	06/30/28	3,602,345
Tenet Healthcare Corp.(a)
	1,800,000	6.750		05/15/31	1,836,612
	550,000	5.500	(b)	11/15/32	541,723

					72,361,168

Holding Companies-Diversified(a)(b) – 0.0%
Clue Opco LLC
	600,000	9.500		10/15/31	589,182

Home Builders(a)(b) – 0.1%
K Hovnanian Enterprises, Inc.
	1,766,000	8.000		04/01/31	1,802,062
Maison Finco PLC
GBP	200,000	7.250		04/30/32	255,620

					2,057,682

Home Furnishings(a) – 0.1%
Flos B&b Italia SpA(b)
EUR	1,144,800	10.000		11/15/28	1,373,538
Whirlpool Corp.
	$422,000	4.750		02/26/29	394,262
	127,000	7.500	(b)	07/01/31	126,206
	791,000	6.500		06/15/33	670,128

					2,564,134

Household Products(a) – 0.0%
Central Garden & Pet Co.
	650,000	4.125		10/15/30	614,985

Housewares(a) – 0.1%
Newell Brands, Inc.
	1,315,000	6.375		05/15/30	1,328,558

Insurance – 1.9%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	1,372,000	4.250		02/15/29	1,277,661
	245,000	8.500		06/15/29	233,735
	272,000	7.500		11/06/30	263,201
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	1,259,000	4.250		10/15/27	1,244,496
	2,528,000	7.000		01/15/31	2,566,679

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American National Group, Inc.(a)(c) (5 yr. CMT + 3.183%)
	$2,771,000	7.000%		12/01/55	$ 2,665,397
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
	2,933,000	7.875		11/01/29	2,971,921
Ardonagh Finco Ltd.(a)(b)
	1,536,000	7.750		02/15/31	1,558,779
Arthur J Gallagher & Co.(a)
	2,587,000	5.550		02/15/55	2,328,041
Asurion LLC/Asurion Co-Issuer, Inc.(a)(b)
	4,135,000	8.000		12/31/32	4,181,188
	5,237,000	8.375		02/01/34	4,772,688
Athora Holding Ltd.(a)
EUR	2,059,000	5.875		09/10/34	2,478,355
BNP Paribas Cardif SA(a)(c) (5 yr. EURIBOR ICE Swap + 3.370%)
	1,400,000	6.000		11/07/35	1,606,854
F&G Annuities & Life, Inc.(a)
	$2,057,000	6.250		10/04/34	1,988,296
Genworth Holdings, Inc.
	2,590,000	6.500		06/15/34	2,589,612
(3 mo. USD Term SOFR + 2.264%)
	1,400,000	5.915	(a)(c)	11/15/66	1,155,966
Global Atlantic Fin Co.(a)(b)
	1,555,000	7.950		06/15/33	1,680,442
(5 yr. CMT + 3.550%)
	778,000	7.250	(c)	03/01/56	745,386
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	954,000	7.250		02/15/31	945,137
Ryan Specialty LLC(a)(b)
	1,090,000	5.875		08/01/32	1,075,143
SBL Holdings, Inc.(a)(b)
	1,852,000	7.200		10/30/34	1,704,359
Unipol Assicurazioni SpA(a)(c) (5 yr. EURIBOR ICE Swap + 3.241%)
EUR	2,252,000	6.000		07/21/35	2,613,825

					42,647,161

Internet – 1.1%
Cerved Group SpA(a)(b)
	484,000	6.000		02/15/29	377,633
(3 mo. EUR EURIBOR + 5.250%)
	200,000	7.651	(c)	02/15/29	156,699
Engineering - Ingegneria Informatica - SpA(a)(b)
	700,000	8.625		02/15/30	844,853
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b)
	$2,573,000	3.500		03/01/29	2,416,793
GrubHub Holdings, Inc.(a)(b)(d) (PIK 7.000%, Cash 6.000%)
	1,883,264	13.000		07/31/30	1,598,646
Prosus NV(a)
	715,000	4.027		08/03/50	482,539
	620,000	4.987		01/19/52	474,796
Rakuten Group, Inc.
	2,824,000	9.750	(b)	04/15/29	3,065,311
	1,902,000	9.750		04/15/29	2,064,526

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Snap, Inc.(a)(b)
	$5,190,000	6.875%		03/01/33	$ 5,072,446
United Group BV(a)
EUR	2,226,000	5.250	(b)	02/01/30	2,564,101
	2,160,000	6.250		01/31/32	2,501,664
(3 mo. EUR EURIBOR + 3.250%)
	2,246,000	5.533	(b)(c)	01/31/33	2,578,112

					24,198,119

Investment Companies(a) – 0.3%
Apollo Debt Solutions BDC
	$1,960,000	6.900		04/13/29	2,004,061
HA Sustainable Infrastructure Capital, Inc.(c) (5 yr. CMT + 4.301%)
	1,906,000	8.000		06/01/56	1,997,640
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	925,000	5.250		05/15/27	918,534
	400,000	10.000	(b)	11/15/29	400,420
MDGH GMTN RSC Ltd.
	201,000	5.084		05/22/53	169,743

					5,490,398

Iron/Steel – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)(e)
	735,000	8.750		07/15/26	388,881
CAP SA(a)
	605,000	3.900		04/27/31	511,013
CSN Inova Ventures(a)
	200,000	6.750		01/28/28	166,840
CSN Resources SA(a)
	1,459,000	8.875		12/05/30	1,030,900
Mineral Resources Ltd.(a)(b)
	5,000,000	6.250		05/01/34	4,863,800
Samarco Mineracao SA(a)(d) (PIK 9.049%, Cash 9.000%)
	5,799,430	9.500		06/30/31	5,825,528
Tacora Resources, Inc.(f)
	27,984	13.000		09/18/31	27,984
	50,038	13.000		09/19/31	50,038
Vale Overseas Ltd.(a)(c) (5 yr. CMT + 2.431%)
	443,000	6.000		02/25/56	440,874

					13,305,858

Leisure Time(a)(b) – 0.8%
A&K Travel Group Holdings Ltd.
	5,115,000	7.500		05/15/33	5,091,522
Carnival Corp. Ltd.
	2,700,000	4.000		08/01/28	2,644,542
	1,000,000	5.750		08/01/32	992,180
	1,852,000	6.125		02/15/33	1,852,482
Carnival U.K. Ltd.
EUR	628,000	4.125		07/15/31	717,554
Deuce Finco PLC
GBP	2,170,000	7.000		11/20/31	2,969,658
NCL Corp. Ltd.
	$550,000	6.750		02/01/32	539,072
	1,000,000	6.250		09/15/33	950,290

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – (continued)
Pinnacle Bidco PLC
GBP	350,000	10.000%		10/11/28	$ 487,812
Sabre GLBL, Inc.
	$1,037,000	10.750		11/15/29	998,112
	393,000	10.750		03/15/30	376,404
TUI Cruises GmbH
EUR	600,000	5.000		05/15/30	699,604

					18,319,232

Lodging(a) – 0.9%
Genting New York LLC/GENNY Capital, Inc.(b)
	$2,665,000	7.250		10/01/29	2,723,763
Gohl Capital Holdings Ltd.(c) (5 yr. CMT + 4.261%)
	1,600,000	8.300		04/29/36	1,518,112
Hilton Domestic Operating Co., Inc.(b)
	1,215,000	4.000		05/01/31	1,139,549
	385,000	5.750		09/15/33	381,666
Melco Resorts Finance Ltd.
	1,725,000	5.375	(b)	12/04/29	1,673,405
	1,894,000	7.625	(b)	04/17/32	1,924,778
	284,000	7.625		04/17/32	289,649
	400,000	6.500	(b)	09/24/33	385,700
Station Casinos LLC(b)
	2,163,000	4.625		12/01/31	2,036,140
	1,795,000	6.625		03/15/32	1,813,578
Studio City Finance Ltd.(b)
	2,045,000	5.000		01/15/29	1,955,306
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
	1,905,000	5.250		05/15/27	1,903,990
Wynn Macau Ltd.(b)
	275,000	5.625		08/26/28	272,602
	1,325,000	5.125		12/15/29	1,278,691
	1,450,000	6.750		02/15/34	1,422,943

					20,719,872

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,449,000	4.125		06/30/28	1,412,775
Solaris Energy Infrastructure LLC
	1,724,000	6.375		05/15/31	1,693,209

					3,105,984

Machinery-Diversified(a)(b) – 0.2%
Columbus McKinnon Corp.
	2,362,000	7.125		02/01/33	2,381,392
King U.S. Bidco, Inc.(c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,750,000	5.681		12/01/32	2,037,647

					4,419,039

Media – 3.2%
Altice Financing SA(a)(b)
	$625,000	9.625		07/15/27	415,625
	2,030,000	5.000		01/15/28	1,293,475
	767,000	5.750		08/15/29	485,749

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
AMC Global Media, Inc.(a)(b)
	$1,716,000	10.500%		07/15/32	$ 1,768,115
Beasley Mezzanine Holdings LLC(a)(b)(d)(g)
	594,952	10.000		12/31/27	363,028
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	1,080,000	5.000		02/01/28	1,068,012
	2,634,000	6.375		09/01/29	2,617,880
	2,479,000	4.500		08/15/30	2,263,401
	1,155,000	4.250		02/01/31	1,022,568
	1,250,000	4.250		01/15/34	1,022,525
	2,583,000	7.375		02/01/36	2,459,713
CSC Holdings LLC(a)(b)
	383,000	5.500		04/15/27	236,935
	2,442,000	11.750		01/31/29	1,398,509
	899,000	5.750		01/15/30	193,447
	94,000	4.125		12/01/30	52,832
Directv Financing LLC(a)(b)
	2,189,000	8.875		02/01/30	2,227,855
	1,200,000	8.875		02/01/30	1,223,316
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b)
	1,689,000	10.000		02/15/31	1,764,904
Discovery Communications LLC(a)
	3,811,000	5.000		09/20/37	2,837,861
Discovery Global Holdings, Inc.(a)
	300,000	4.279		03/15/32	266,166
EUR	2,532,000	4.693		05/17/33	2,775,830
	$4,134,000	5.050		03/15/42	2,885,449
DISH DBS Corp.(a)(b)(e)
	975,000	5.250		12/01/26	969,676
	160,000	5.750		12/01/28	154,230
EW Scripps Co.(a)(b)
	2,146,000	9.875		08/15/30	1,872,771
Fox Corp.(a)
	1,695,000	5.476		01/25/39	1,604,640
	680,000	5.576		01/25/49	608,199
Gray Media, Inc.(a)(b)
	2,464,000	10.500		07/15/29	2,598,879
	2,521,000	4.750		10/15/30	1,953,624
	665,000	5.375		11/15/31	492,007
	705,000	9.625		07/15/32	712,240
	1,333,000	7.250		08/15/33	1,317,710
Grupo Televisa SAB
	1,304,000	6.625		01/15/40	1,134,480
Nexstar Media, Inc.(a)(b)
	1,316,000	4.750		11/01/28	1,291,707
	1,705,000	6.500		09/15/33	1,697,021
	1,954,000	7.250		04/15/34	1,959,002
Paramount Global
	900,000	6.875		04/30/36	821,394
	350,000	4.850	(a)	07/01/42	226,044
	400,000	5.250	(a)	04/01/44	258,196
(3 mo. USD Term SOFR + 3.899%)
	1,397,000	6.250	(a)(c)	02/28/57	1,097,148
(5 yr. CMT + 3.999%)
	3,674,000	6.375	(a)(c)	03/30/62	3,038,912

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Scripps Escrow II, Inc.(a)(b)
	$3,838,000	3.875%	01/15/29	$ 3,504,977
Sinclair Television Group, Inc.(a)(b)
	1,527,000	5.500	03/01/30	1,320,748
Sirius XM Radio LLC(a)(b)
	800,000	4.125	07/01/30	748,120
	300,000	3.875	09/01/31	270,837
Spanish Broadcasting System, Inc.(a)(b)(e)
	1,225,000	9.750	03/01/26	744,567
Summer BidCo BV(a)(b)(d)
EUR	1,399,241	8.875	01/31/31	1,652,776
Sunrise FinCo I BV(a)(b)
	$830,000	4.875	07/15/31	778,864
EUR	1,004,000	4.625	05/15/32	1,140,674
Telenet Finance Luxembourg Notes SARL(a)(b)
	300,000	3.500	03/01/28	342,828
	$1,600,000	5.500	03/01/28	1,580,288
Urban One, Inc.(a)(b)
	594,000	10.500	04/01/30	587,318
	741,000	7.625	04/01/31	269,909
Virgin Media Finance PLC(a)(b)
	500,000	5.000	07/15/30	307,605
Virgin Media O2 Vendor Financing Notes VI DAC(a)(b)
	863,000	8.500	03/15/33	553,960
Virgin Media O2 Vendor Financing Notes VII DAC(a)(b)
EUR	854,000	7.500	07/15/33	670,839
Virgin Media Secured Finance PLC(a)(b)
	$872,000	4.500	08/15/30	716,435
VZ Vendor Financing II BV(a)(b)
EUR	1,835,000	2.875	01/15/29	1,994,443

				71,636,263

Mining(a) – 1.8%
Aris Mining Corp.(b)
	$3,045,000	8.000	10/31/29	3,143,963
Corp. Nacional del Cobre de Chile
	200,000	6.780	01/13/55	205,078
Eldorado Gold Corp.(b)
	2,000,000	6.250	09/01/29	1,991,940
Endeavour Mining PLC(b)
	1,351,000	7.000	05/28/30	1,372,332
First Quantum Minerals Ltd.(b)
	1,370,000	8.625	06/01/31	1,421,375
	1,150,000	8.000	03/01/33	1,192,470
	2,041,000	7.250	02/15/34	2,074,804
Fortescue Treasury Pty. Ltd.(b)
	879,000	4.500	09/15/27	871,493
	620,000	4.375	04/01/31	583,817
Freeport-McMoRan, Inc.
	795,000	5.400	11/14/34	792,520
Mountain Province Diamonds, Inc.(b)(f)
	2,861,000	9.000	12/15/27	1,691,995
Nexa Resources SA
	475,000	6.600	04/08/37	483,431

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(a) – (continued)
Nickel Industries Ltd.
	$500,000	9.000%		09/30/30	$ 508,810
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(e)
	1,260,000	7.125		11/01/22	13
Novelis Corp.(b)
	525,000	4.750		01/30/30	504,179
	2,470,000	6.375		08/15/33	2,464,121
Novelis Sheet Ingot GmbH(b)
EUR	700,000	3.375		04/15/29	788,663
Skeena Resources Ltd.(b)
	$1,724,000	8.500		04/01/31	1,799,632
Vedanta Resources Finance II PLC
	200,000	9.475		07/24/30	200,628
	3,639,000	7.000	(b)	07/13/32	3,635,361
	200,000	9.125		10/15/32	200,528
	4,810,000	7.375	(b)	07/13/34	4,793,261
	5,085,000	7.750	(b)	07/13/37	5,085,000
Volcan Cia Minera SAA(b)
	3,265,000	8.500		10/28/32	3,369,121
WE Soda Investments Holding PLC
	350,000	9.500		10/06/28	350,000
	653,000	9.375		02/14/31	634,285

					40,158,820

Miscellaneous Manufacturing(a)(b) – 0.3%
Amsted Industries, Inc.
	2,022,000	4.625		05/15/30	1,951,695
	2,690,000	6.375		03/15/33	2,709,072
Axon Enterprise, Inc.
	1,905,000	6.250		03/15/33	1,932,851

					6,593,618

Oil Field Services – 3.6%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
	1,241,000	6.625		09/01/32	1,258,734
Archrock Services LP/Archrock Partners Finance Corp.(a)(b)
	552,000	6.000		02/01/34	540,358
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
	873,000	6.625		10/15/32	878,404
Azule Energy Finance PLC(a)
	400,000	8.250		01/22/31	405,700
	448,000	8.625	(b)	01/22/33	457,632
Breakwater Energy Holdings SARL(a)(b)
	2,448,000	9.250		11/15/30	2,586,606
Chesapeake Energy Corp.(f)(g)
	195,000	0.000		10/01/24	0
	935,000	0.000		10/01/26	0
CNX Resources Corp.(a)(b)
	1,325,000	7.250		03/01/32	1,361,716
Comstock Resources, Inc.(a)(b)
	1,897,000	6.750		03/01/29	1,868,374
	3,209,000	6.750		03/01/29	3,154,736
CVR Energy, Inc.(a)(b)
	1,632,000	7.500		02/15/31	1,653,036
	2,002,000	7.875		02/15/34	2,033,251

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Energean Israel Finance Ltd.(a)
$568,142	5.875%		03/30/31	$ 542,602
Guara Norte SARL
468,213	5.198		06/15/34	448,888
Infinity Natural Resources LLC(a)(b)
2,639,000	7.625		04/01/31	2,637,021
Kodiak Gas Services LLC(a)(b)
2,132,000	6.750		10/01/35	2,148,288
Kosmos Energy Ltd.(a)
499,000	7.750		05/01/27	499,259
Kraken Oil & Gas Partners LLC(a)(b)
1,910,000	7.125		05/15/31	1,881,999
Long Ridge Energy LLC(a)(b)
3,735,000	8.750		02/15/32	3,864,306
MM Mirage Bluewater II Ltd.(a)
995,000	8.750		06/29/29	985,239
Moss Creek Resources Holdings, Inc.(a)(b)
3,347,000	8.250		09/01/31	3,353,359
Nabors Industries, Inc.(a)(b)
1,016,000	9.125		01/31/30	1,063,335
258,000	8.875		08/15/31	265,647
734,000	7.625		11/15/32	748,460
Northern Oil & Gas, Inc.(a)(b)
1,656,000	7.875		10/15/33	1,657,159
Par Petroleum LLC(a)(b)
1,391,000	7.375		06/01/34	1,439,435
Parex Resources, Inc.(a)(b)
1,351,000	8.500		05/11/31	1,367,887
Petroleos Mexicanos
310,000	6.840	(a)	01/23/30	314,914
930,000	5.950	(a)	01/28/31	912,377
4,057,000	6.750		09/21/47	3,328,566
Petroquimica Comodoro Rivadavia SA/Luz de Tres Picos SA(a)(b)
285,000	8.500		07/28/34	282,045
Saudi Arabian Oil Co.(a)
530,000	5.750		07/17/54	473,587
Seadrill Finance Ltd.(a)(b)
1,699,000	6.750		07/15/34	1,628,810
SM Energy Co.(a)(b)
1,386,000	9.625		06/15/33	1,524,558
Sonangol Finance Ltd.(a)
332,000	10.000		01/29/31	337,823
Sunoco LP(a)(b)
1,850,000	7.250		05/01/32	1,909,940
3,683,000	6.250		07/01/33	3,691,802
650,000	5.875		03/15/34	636,565
154,000	5.625		07/15/34	149,023
(5 yr. CMT + 4.230%)
5,700,000	7.875	(c)	09/18/30	5,843,241
TGNR Intermediate Holdings LLC(a)(b)
4,152,000	5.500		10/15/29	4,068,130
Transocean International Ltd.
1,517,000	8.250	(a)(b)	05/15/29	1,562,343
525,000	8.750	(a)(b)	02/15/30	544,756
1,600,000	8.500	(a)(b)	05/15/31	1,669,040

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	$2,764,000	6.800%		03/15/38	$ 2,587,242
Trident Energy Finance PLC(a)
	465,000	12.500		11/30/29	490,919
Uzbekneftegaz JSC
	460,000	8.750		05/07/30	491,202
Valaris Ltd.(a)(b)
	4,440,000	8.375		04/30/30	4,597,442
Var Energi ASA(a)(c) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,679,000	7.862		11/15/83	2,091,030
Wintershall Dea Finance 2 BV(a)(c) (-1X 5 yr. EUR Swap + 3.319%)
	1,100,000	3.000		07/20/28	1,230,462
Yinson Boronia Production BV(a)
	$657,682	8.947		07/31/42	723,319

					80,190,567

Packaging(a) – 0.8%
ARD Finance SA(b)(d) (PIK 5.750%, Cash 5.000%)
EUR	1	5.000		06/30/27	0
Ardagh Group SA(b)(d)
(PIK 4.500%, Cash 7.500%)
	1,145,375	11.000		12/01/30	1,231,636
(PIK 6.500%, Cash 5.500%)
	$2,583,260	11.000		12/01/30	2,392,073
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
EUR	1,024,000	5.000		01/30/31	1,186,694
Ball Corp.
	$2,769,000	2.875		08/15/30	2,508,105
Crown Americas LLC
	2,990,000	5.875		06/01/33	2,983,272
Fedrigoni SpA(b)
EUR	969,000	6.125		06/15/31	1,110,988
(3 mo. EUR EURIBOR + 4.000%)
	250,000	6.291	(c)	01/15/30	288,910
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC(b)
	$2,887,000	9.500		05/15/30	2,608,347
Trident TPI Holdings, Inc.(b)
	1,295,000	12.750		12/31/28	1,269,657
Trivium Packaging Finance BV(b)
EUR	1,506,000	6.625		07/15/30	1,804,564

					17,384,246

Pharmaceuticals – 1.3%
1261229 BC Ltd.(a)(b)
	$5,487,000	10.000		04/15/32	5,608,537
Bausch Health Cos., Inc.(b)
	1,428,000	4.875	(a)	06/01/28	1,337,608
	1,042,000	11.000		09/30/28	1,066,018
Cheplapharm Arzneimittel GmbH(a)
EUR	675,000	7.125	(b)	06/15/31	791,468
	2,114,000	7.125		06/15/31	2,478,762
	700,000	6.750	(b)	02/15/32	811,249
Dolcetto Holdco SpA(a)(b)
	1,498,000	5.625		07/14/32	1,734,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Endo Finance Holdings LP(a)(b)
	$350,000	8.500%		04/15/31	$ 368,477
Grifols SA(a)(b)
EUR	1,515,000	3.875		10/15/28	1,736,103
	$1,898,000	4.750		10/15/28	1,852,619
EUR	2,719,000	7.125		05/01/30	3,262,117
Nidda Healthcare Holding GmbH(a)(b)
	110,000	5.625		02/21/30	127,704
	2,623,000	5.375		10/23/30	3,020,961
(3 mo. EUR EURIBOR + 3.250%)
	810,000	5.533	(c)	10/15/32	934,350
Option Care Health, Inc.(a)(b)
	$2,935,000	4.375		10/31/29	2,817,629
Prestige Brands, Inc.(a)(b)
	668,000	3.750		04/01/31	612,910
Teva Pharmaceutical Finance Netherlands III BV
	700,000	3.150		10/01/26	697,592

					29,258,104

Pipelines – 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
	1,115,000	5.750		01/15/28	1,114,855
	1,850,000	5.375		06/15/29	1,844,357
	1,300,000	6.625		02/01/32	1,322,841
CNX Midstream Partners LP(a)(b)
	2,050,000	4.750		04/15/30	1,964,269
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
	3,331,000	7.375		06/30/33	3,409,112
	1,556,000	6.875		06/01/34	1,562,520
Genesis Energy LP/Genesis Energy Finance Corp.(a)
	625,000	7.875		05/15/32	645,194
ITT Holdings LLC(a)(b)
	3,458,000	6.500		08/01/29	3,420,654
NFE Brazil Financing Ltd.(b)(d)
	464,063	12.000		06/19/29	421,207
NFE Financing LLC(a)(b)(e)
	800,000	12.000		11/15/29	260,320
ONEOK, Inc.(a)
	71,000	5.600		04/01/44	64,520
	2,178,000	5.450		06/01/47	1,908,146
Summit Midstream Holdings LLC(a)(b)
	1,940,000	8.625		10/31/29	2,013,526
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	2,916,000	6.000		12/31/30	2,895,296
TransMontaigne Partners LLC(a)(b)
	1,237,000	8.500		06/15/30	1,263,212
Venture Global Calcasieu Pass LLC(a)(b)
	700,000	3.875		08/15/29	666,435
	750,000	4.125		08/15/31	695,617
	1,415,000	3.875		11/01/33	1,242,427
Venture Global LNG, Inc.(a)(b)
	200,000	9.500		02/01/29	214,374
	4,607,000	8.375		06/01/31	4,760,874
	1,250,000	9.875		02/01/32	1,331,050
	750,000	6.625		06/15/36	735,165

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
(5 yr. CMT + 5.440%)
	$2,686,000	9.000	%(c)	09/30/29	$ 2,668,057
Venture Global Plaquemines LNG LLC(a)(b)
	1,345,000	7.500		05/01/33	1,459,917
	800,000	6.500		01/15/34	825,736
	500,000	7.750		05/01/35	553,540
	1,450,000	6.750		01/15/36	1,518,077
Western Midstream Operating LP(a)
	3,006,000	5.250		02/01/50	2,498,437

					43,279,735

Real Estate – 0.7%
Adler Financing SARL(a)(d)
EUR	26,919	8.250		12/31/28	35,148
Aldar Properties PJSC(a)(c) (5 yr. CMT + 2.042%)
	$705,000	6.623		04/15/55	678,950
Binghatti Sukuk 2 SPV Ltd.
	520,000	7.750		07/02/29	463,674
CoreLogic, Inc.(a)(b)
	4,200,000	9.000		08/01/31	4,139,058
Kennedy-Wilson, Inc.(a)(b)
	815,000	7.000		06/01/31	830,289
	2,069,000	7.250		06/01/33	2,094,490
Neinor Homes SA(a)(b)
EUR	543,000	5.875		02/15/30	646,342
Samhallsbyggnadsbolaget I Norden Holding AB(a)
	5,148,000	2.250		07/12/27	5,746,094
Via Celere Desarrollos Inmobiliarios SA(a)(b)
	1,086,000	4.875		04/15/31	1,224,569

					15,858,614

Real Estate Investment Trust(a) – 1.5%
Arbor Realty SR, Inc.(b)
	$1,300,000	8.500		12/15/28	1,252,108
	1,385,000	7.875		07/15/30	1,259,976
Blackstone Mortgage Trust, Inc.(b)
	1,779,000	7.750		12/01/29	1,839,628
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
	3,303,000	4.500		04/01/27	3,259,665
Diversified Healthcare Trust
	4,105,000	4.375		03/01/31	3,752,996
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM(b)
	700,000	7.375		09/30/30	696,325
Iron Mountain, Inc.(b)
	1,000,000	4.875		09/15/27	997,200
	2,105,000	4.875		09/15/29	2,054,480
	1,280,000	4.500		02/15/31	1,212,877
	940,000	6.250		01/15/33	943,779
EUR	850,000	4.750		01/15/34	953,399
MPT Operating Partnership LP/MPT Finance Corp.
	$1,705,000	5.000		10/15/27	1,653,850
	775,000	8.500	(b)	02/15/32	787,873

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Rithm Capital Corp.(b)
	$1,239,000	8.000%		04/01/29	$ 1,246,892
RLJ Lodging Trust LP(b)
	1,339,000	4.000		09/15/29	1,276,321
Service Properties Trust
	350,000	3.950		01/15/28	339,350
	1,185,000	4.375		02/15/30	1,071,998
Trust 2401
	690,000	7.375		02/13/34	727,260
Trust Fibra Uno
	272,000	6.390		01/15/50	241,996
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(b)
	1,110,000	6.000		01/15/30	1,061,204
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
	2,844,000	6.500		02/15/29	2,805,777
	2,695,000	8.625		06/15/32	2,752,269

					32,187,223

Retailing – 1.7%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	1,175,000	4.375		01/15/28	1,159,784
	1,501,000	5.625		09/15/29	1,498,478
Academy Ltd.(a)(b)
	525,000	5.875		05/15/31	519,409
Advance Auto Parts, Inc.(a)(b)
	2,499,000	7.375		08/01/33	2,578,893
Asbury Automotive Group, Inc.(a)
	3,027,000	4.500		03/01/28	2,994,187
	678,000	4.625	(b)	11/15/29	658,724
Bath & Body Works, Inc.
	2,560,000	6.875		11/01/35	2,587,674
	485,000	6.750		07/01/36	479,272
Boots Group Finco LP(a)(b)
EUR	2,571,000	5.375		08/31/32	3,024,962
Carvana Co.(a)(b)(d)
	$1,000,000	9.000		06/01/31	1,100,440
(PIK 13.000%, Cash 11.000%)
	461,000	9.000		06/01/30	475,678
CD&R Firefly Bidco PLC(a)(b)
GBP	697,000	8.625		04/30/29	968,738
Cougar JV Subsidiary LLC(a)(b)
	$1,936,000	8.000		05/15/32	2,025,540
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
	1,700,000	4.625		01/15/29	1,651,057
	1,732,000	6.750		01/15/30	1,700,807
Gap, Inc.(a)(b)
	1,014,000	3.625		10/01/29	954,012
Goldstory SAS(a)(b)
EUR	550,000	6.750		02/01/30	646,562
LBM Acquisition LLC(a)(b)
	$916,000	6.250		01/15/29	590,399
	2,685,000	9.500		06/15/31	2,266,059
LCM Investments Holdings II LLC(a)(b)
	2,564,000	4.875		05/01/29	2,503,310

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Michaels Cos., Inc.(a)(b)
	$2,057,000	8.500%	03/15/33	$ 2,038,878
Neiman Marcus Group Ltd. LLC(f)(g)
	605,000	0.000	10/15/21	0
Papa John’s International, Inc.(a)(b)
	404,000	3.875	09/15/29	380,289
PetSmart LLC/PetSmart Finance Corp.(a)(b)
	250,000	7.500	09/15/32	252,870
QXO Building Products, Inc.(a)(b)
	375,000	6.750	04/30/32	383,044
	1,625,000	6.875	07/15/34	1,627,828
Rite Aid Corp.(g)(f)
	34,147	0.000	08/30/34	0
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	1,010,000	7.750	10/15/29	959,439
Victoria’s Secret & Co.(a)(b)
	2,177,000	4.625	07/15/29	2,114,498
Yum! Brands, Inc.
	650,000	6.875	11/15/37	688,630

				38,829,461

Semiconductors(a)(b) – 0.4%
ams-OSRAM AG
EUR	1,910,000	7.250	05/31/32	2,224,695
BE Semiconductor Industries NV
	1,240,000	4.500	07/15/31	1,469,986
Entegris, Inc.
	$673,000	4.750	04/15/29	662,474
	345,000	3.625	05/01/29	327,633
MKS, Inc.
EUR	725,000	4.250	02/15/34	809,055
ON Semiconductor Corp.
	$1,116,000	3.875	09/01/28	1,076,661
Synaptics, Inc.
	2,241,000	4.000	06/15/29	2,200,102

				8,770,606

Software – 1.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(a)(b)
	1,708,000	8.000	06/15/29	899,672
Cloud Software Group LLC(a)(b)
	5,445,000	6.500	03/31/29	5,325,754
	7,069,000	9.000	09/30/29	6,930,165
	2,720,000	8.250	06/30/32	2,574,562
CoreWeave, Inc.(a)(b)
	2,820,000	9.250	06/01/30	2,645,611
	1,525,000	9.000	02/01/31	1,379,439
	1,603,000	9.750	10/01/31	1,455,123
Elastic NV(a)(b)
	2,249,000	4.125	07/15/29	2,142,982
Mavenir PLC(f)
	140,794	0.000	06/30/26	320,870
OAK-Eagle Acquireco, Inc.(a)(b)
	750,000	7.250	07/01/33	777,600

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
	$750,000	8.750%		07/01/34	$ 789,360
Pagaya U.S. Holdings Co. LLC(a)(b)
	1,461,000	8.875		08/01/30	1,303,168
PTC, Inc.(a)(b)
	1,467,000	4.000		02/15/28	1,434,007
Rocket Software, Inc.(a)(b)
	2,528,000	9.000		11/28/28	2,501,962
SS&C Technologies, Inc.(a)(b)
	3,130,000	6.500		06/01/32	3,157,982
TeamSystem SpA(a)(b)
EUR	1,247,000	5.000		07/01/31	1,384,054

					35,022,311

Telecommunication Services – 3.3%
Africell Holding Ltd.(a)
	$515,000	10.500		10/23/29	529,734
Altice France SA(a)(b)
EUR	413,202	7.250		11/01/29	479,833
	1,964,626	4.750		10/15/30	2,201,304
	$3,077,589	6.875		10/15/30	3,004,435
	1,765,433	6.875		07/15/32	1,714,200
APLD ComputeCo 2 LLC(a)(b)
	1,748,000	6.750		03/15/31	1,709,299
APLD ComputeCo 3 LLC(a)(b)
	1,893,000	7.000		06/15/31	1,847,852
APLD ComputeCo LLC(a)(b)
	3,781,000	9.250		12/15/30	4,018,863
C&W Senior Finance Ltd.(a)
	1,040,000	9.000	(b)	01/15/33	1,053,470
	950,000	9.000		01/15/33	962,304
Connect Finco SARL/Connect U.S. Finco LLC(a)(b)
	1,330,000	9.000		09/15/29	1,396,314
Core Scientific Finance I LLC(a)(b)
	4,579,000	7.750		05/15/31	4,485,772
Digicel International Finance Ltd./Difl U.S. LLC(a)
	3,207,000	8.625	(b)	08/01/32	3,301,206
	1,218,000	8.625		08/01/32	1,253,779
ELK Grove Village Property LLC(a)(b)
	984,000	7.500		06/15/31	946,933
Eutelsat Communications SACA(a)(b)
EUR	950,000	6.250		03/15/33	1,121,970
Flash Compute LLC(a)(b)
	$1,931,000	7.250		12/31/30	1,950,503
Galaxy Helios Data Centers II LLC(a)(b)
	1,500,000	9.875		08/01/31	1,506,540
Iliad Holding SAS(a)(b)
EUR	500,000	5.625		10/15/28	578,495
	$1,540,000	7.000		10/15/28	1,543,973
Level 3 Financing, Inc.(a)(b)
	2,812,000	7.000		03/31/34	2,862,250
	600,000	8.500		01/15/36	623,892
	1,000,000	7.500		02/15/37	992,790
Liberty Costa Rica Senior Secured Finance(a)
	419,000	10.875		01/15/31	435,542

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Lumen Technologies, Inc.
	$700,000	7.600%		09/15/39	$ 648,620
Meridian Arc Holdco LLC(a)(b)
	4,152,000	6.250		04/30/31	3,991,110
Odido Group Holding BV(a)(b)
EUR	1,315,000	5.500		01/15/30	1,513,086
Odido Holding BV(a)(b)
	1,250,000	3.750		01/15/29	1,435,080
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC(a)(b)
	$1,510,000	5.700		04/15/36	1,380,684
Road Michigan Property Owner I LLC(a)(b)
	2,681,000	7.500		03/30/45	2,589,846
SES SA(a)(c) (5 yr. EURIBOR ICE Swap + 3.586%)
EUR	847,000	6.000		09/12/54	961,374
SoftBank Group Corp.(a)
	$4,827,000	7.250		07/10/32	4,586,471
EUR	1,546,000	6.375		07/10/33	1,745,973
(5 yr. EURIBOR ICE Swap + 4.460%)
	2,379,000	6.500	(c)	10/29/62	2,441,356
Telecom Argentina SA(a)
	$317,000	9.500		07/18/31	343,145
	643,000	8.500	(b)	01/20/36	670,745
	66,336	8.500		01/20/36	69,198
Telecommunications Co. Telekom Srbija AD Belgrade(a)(b)
	494,000	7.250		05/18/31	487,825
Total Play Telecomunicaciones SA de CV(a)
	295,000	11.125		12/31/32	288,693
Turk Telekomunikasyon AS
	360,000	6.950		10/07/32	354,632
Turkcell Iletisim Hizmetleri AS(a)
	204,000	7.650		01/24/32	209,581
Veon Midco BV(a)(b)
	1,218,000	6.950		06/01/31	1,208,110
Vmed O2 U.K. Financing I PLC(a)(b)
GBP	400,000	4.000		01/31/29	487,039
	$1,415,000	4.250		01/31/31	1,116,223
GBP	400,000	4.500		07/15/31	441,065
	$700,000	4.750		07/15/31	552,874
	1,881,000	7.750		04/15/32	1,581,056
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
	1,000,000	8.250		10/01/31	1,039,250
Zayo Group Holdings, Inc.(a)(b)(d) (PIK 5.750%, Cash 3.500%)
	2,060,264	9.250		03/09/30	2,060,573

					72,724,862

Telecommunications(a) – 0.0%
Telefonica Moviles Chile SA
	999,000	3.537		11/18/31	787,961

Toys/Games/Hobbies(a)(b) – 0.0%
Asmodee Group AB
EUR	875,000	4.250		12/15/31	1,008,653

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a)(b) – 0.2%
First Student Bidco, Inc./First Transit Parent, Inc.
$1,695,000	4.000%		07/31/29	$ 1,627,319
Yinson Bergenia Production BV
3,106,067	8.498		01/31/45	3,321,550

				4,948,869

Water(a)(b) – 0.1%
Aegea Finance SARL
2,921,000	9.000		01/20/31	2,836,583

TOTAL CORPORATE OBLIGATIONS (Cost $1,226,403,168)				$1,204,988,814

Bank Loans(h) – 30.0%
Aerospace & Defense – 1.1%
Air Comm Corp. LLC
(3 mo. USD Term SOFR + 2.500%)
$261,783	6.196%		12/11/31	$ 261,621
BCPE Lightning Buyer, Inc.
1,500,000	0.000	(i)	07/23/33	1,498,125
Bleriot U.S. Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
880,608	5.982		10/31/30	881,321
Cobham Ultra SeniorCo SARL
(6 mo. USD Term SOFR + 3.750%)
1,203,449	7.791		08/03/29	1,207,457
Kaman Corp.
(3 mo. USD Term SOFR + 2.000%)
3,766,198	5.671		02/26/32	3,762,845
208,894	0.000	(i)	02/26/32	208,578
Karman Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
4,514,967	6.482		04/01/32	4,528,512
Karman Holdings, Inc.
(3 mo. USD Term SOFR + 2.250%)
700,000	6.061	(i)	04/01/32	702,100
Propulsion (BC) Finco SARL
(3 mo. USD Term SOFR + 2.500%)
1,251,862	6.232		12/01/32	1,256,419
TransDigm, Inc.
(1 mo. USD Term SOFR + 2.250%)
1,742,921	5.981		03/22/30	1,743,182
(1 mo. USD Term SOFR + 2.500%)
1,763,829	6.231		01/19/32	1,765,910
7,077,098	6.231		08/19/32	7,086,864
188,662	6.231		02/13/33	188,842

				25,091,776

Airlines – 0.1%
American Airlines, Inc.
(3 mo. USD Term SOFR + 2.250%)
662,071	5.979		04/20/28	661,713
Spirit Airlines, Inc.(f)
1,073,898	0.000	(i)	07/14/26	268,474

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Airlines – (continued)
$327,380	0.000	%(e)(i)	09/30/26	$ 3,274
(1 mo. USD Term SOFR + 8.000%)
331,267	11.659		09/30/26	298,141

				1,231,602

Apparel – 0.1%
Beach Acquisition Bidco LLC
(1 mo. USD Term SOFR + 2.750%)
1,645,875	6.481		09/12/32	1,650,681
Varsity Brands, Inc.
(3 mo. USD Term SOFR + 2.750%)
690,000	6.484		08/26/31	689,890

				2,340,571

Auto Parts & Equipment – 0.2%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
3,542,037	6.231		05/06/30	3,545,579
776,622	6.231		01/28/32	777,592
Tenneco, Inc.
(3 mo. USD Term SOFR + 4.750%)
964,929	8.492		11/17/28	962,951

				5,286,122

Banks – 0.2%
Ascensus Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
1,997,500	6.731		11/25/32	1,953,814
(3 mo. USD Term SOFR + 5.250%)
2,670,000	8.982		11/25/33	2,683,350
Chrysaor Bidco SARL
(3 mo. USD Term SOFR + 3.000%)
504,820	6.763		10/30/31	506,335

				5,143,499

Beverages – 0.2%
Naked Juice LLC
(3 mo. USD Term SOFR + 5.500%)
2,000,000	9.232		01/24/29	2,030,320
Primo Brands Corp.
(3 mo. USD Term SOFR + 2.750%)
1,386,525	6.482		03/31/31	1,391,392
Vital Bidco AB
915,000	0.000	(i)	07/22/33	906,234

				4,327,946

Biotechnology – 0.5%
BioMarin Pharmaceutical, Inc.
(6 mo. USD Term SOFR + 1.750%)
6,250,000	5.428		04/27/33	6,241,438
Genmab AS
(3 mo. USD Term SOFR + 2.000%)
3,923,865	5.732		12/13/32	3,919,392

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Biotechnology – (continued)
Grifols Worldwide Operations USA, Inc.
(6 mo. USD Term SOFR + 2.500%)
$1,559,024	6.187%		04/14/33	$ 1,561,627

				11,722,457

Building Materials – 0.9%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
6,272,995	6.481		09/08/32	6,276,633
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
824,758	8.981		07/08/30	713,936
EMRLD Borrower LP
(3 mo. USD Term SOFR + 2.250%)
2,493,703	5.916		05/31/30	2,492,556
1,187,278	6.073		08/04/31	1,186,886
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,383,695	6.982		12/22/31	2,393,087
(3 mo. USD Term SOFR + 6.500%)
1,750,000	10.232		12/22/32	1,760,937
Jeld-Wen, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,178,801	5.845		07/28/28	988,719
Quikrete Holdings, Inc.
398,987	0.000	(i)	04/14/31	399,091
(1 mo. USD Term SOFR + 2.250%)
1,068,214	5.981		03/19/29	1,069,592
987,500	5.981		02/10/32	987,855
Wilsonart LLC
(3 mo. USD Term SOFR + 4.250%)
878,721	7.982		08/05/31	794,285

				19,063,577

Chemicals – 0.6%
Aruba Investments Holdings LLC
(3 mo. USD Term SOFR + 7.750%)
175,344	11.516		11/24/28	131,508
Bond U.S. Bidco 1, Inc.
735,000	0.000	(i)	06/29/33	737,889
Flexsys Holdings, Inc.
(6 mo. USD Term SOFR + 5.250%)
1,713,519	9.341		08/01/29	171,352
(6 mo. USD Term SOFR + 6.250%)
1,682,058	9.913		08/01/29	965,787
Ineos U.S. Finance LLC
(1 mo. USD Term SOFR + 3.250%)
916,187	6.981		02/18/30	866,374
Lonza Group AG
(3 mo. USD Term SOFR + 3.925%)
720,095	7.757		07/03/28	683,868

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Chemicals – (continued)
Nouryon Finance BV
(1 mo. USD Term SOFR + 3.500%) – (3 mo. USD Term SOFR + 3.500%)
	$5,063,434	7.167–7.230%	07/08/31	$ 5,060,295
Paint Intermediate III LLC
(3 mo. USD Term SOFR + 3.000%)
	713,186	6.653	10/09/31	713,314
SCIH Salt Holdings, Inc.
(6 mo. USD Term SOFR + 2.750%)
	1,808,047	6.350	01/31/29	1,796,746
Tronox Finance LLC
(3 mo. USD Term SOFR + 2.250%)
	503,369	5.982	04/04/29	403,113
(1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%)
	1,599,304	6.231–6.232	09/30/31	1,224,043
USALCO LLC
(1 mo. USD Term SOFR + 3.500%)
	1,208,769	7.231	09/30/31	1,208,551

				13,962,840

Commercial Services – 2.9%
AlixPartners LLP
(1 mo. USD Term SOFR + 2.000%)
	2,326,322	5.731	08/12/32	2,317,598
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
	8,321,541	6.981	08/20/32	8,342,927
Amspec Parent LLC
(3 mo. USD Term SOFR + 3.000%)
	903,631	6.732	12/22/31	904,480
Anticimex International AB
(3 mo. USD Term SOFR + 2.900%)
	1,973,646	6.410	11/17/31	1,977,515
APi Group DE, Inc.
(1 mo. USD Term SOFR + 1.750%)
	3,192,000	5.481	05/16/33	3,196,916
Armorica Lux SARL
(3 mo. EUR EURIBOR + 5.000%)
EUR	1,300,000	7.459	07/28/31	1,450,374
Belfor Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$1,488,398	6.481	11/01/30	1,489,633
Belron Finance 2019 LLC
(3 mo. USD Term SOFR + 2.000%)
	7,233,742	5.657	10/16/31	7,220,214
Boluda Towage SL
(3 mo. USD Term SOFR + 2.500%)
	684,875	6.232	06/30/33	687,875
Creative Artists Agency LLC
(1 mo. USD Term SOFR + 2.500%)
	1,383,530	6.231	10/01/31	1,381,635

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Commercial Services – (continued)
DTI Holdco, Inc.
(1 mo. USD Term SOFR + 4.000%)
$1,056,013	7.731%		04/26/29	$ 992,652
Eagle Parent Corp.
(3 mo. USD Term SOFR + 4.250%)
1,144,614	7.982		04/02/29	1,151,058
Ensemble RCM LLC
(3 mo. USD Term SOFR + 3.000%)
1,135,000	6.823		02/09/33	1,129,938
Fugue Finance BV
(3 mo. USD Term SOFR + 2.250%)
1,972,257	5.916		01/09/32	1,966,833
Garda World Security Corp.
(3 mo. USD Term SOFR + 2.750%)
2,488,433	6.513		02/01/29	2,484,700
Grant Thornton Advisors LLC
(1 mo. USD Term SOFR + 2.750%)
920,572	6.481		06/02/31	865,430
Lernen Bidco Ltd.
(6 mo. USD Term SOFR + 3.500%)
1,093,903	7.010		10/27/31	1,061,086
Mavis Tire Express Services Corp.
(6 mo. USD Term SOFR + 3.000%)
5,559,064	6.669		05/04/28	5,545,167
(6 mo. USD Term SOFR + 3.250%)
500,000	6.920		05/06/33	498,750
Mister Car Wash Holdings, Inc.
250,000	0.000	(i)	03/27/31	250,572
(1 mo. USD Term SOFR + 3.000%)
730,000	6.731		03/27/31	732,840
OMNIA Partners LLC
(3 mo. USD Term SOFR + 2.750%)
814,115	6.418		12/31/32	815,019
Parexel International Corp.
(1 mo. USD Term SOFR + 2.500%)
1,283,673	6.231		12/12/31	1,285,547
PG Investment Co. 59 SARL
(3 mo. USD Term SOFR + 2.000%)
3,521,087	5.732		03/26/31	3,515,594
Pye-Barker Fire & Safety LLC
(3 mo. USD Term SOFR + 2.500%)
1,603,365	6.232		12/16/32	1,607,960
Raven Acquisition Holdings LLC
(1 mo. USD Term SOFR + 3.000%)
1,018,587	6.731		11/19/31	1,012,058
Shift4 Payments LLC
(3 mo. USD Term SOFR + 2.000%)
1,246,875	5.732		07/03/32	1,244,543
Spring Education Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
714,536	6.982		10/04/30	712,485
United Talent Agency LLC
(1 mo. USD Term SOFR + 2.500%)
636,824	6.168		06/10/32	637,423

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Commercial Services – (continued)
Wand NewCo 3, Inc.
(1 mo. USD Term SOFR + 2.500%)
	$5,148,509	6.231%		01/30/31	$ 5,159,424
Wash Multifamily Parent, Inc.
(1 mo. USD Term SOFR + 3.000%)
	1,104,282	6.731		09/10/32	1,110,036
XPLOR T1 LLC
(3 mo. USD Term SOFR + 3.250%)
	1,428,877	6.907		12/01/32	1,325,283

					64,073,565

Computers – 0.2%
Ivanti Software, Inc.
(3 mo. USD Term SOFR + 5.750%)
	1,011,932	9.414		06/01/29	984,742
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
	477,882	6.731		03/01/29	430,949
Surf Holdings LLC
(1 mo. USD Term SOFR + 3.500%)
	580,000	7.345	(i)	03/05/27	546,029
Tempo Acquisition LLC
(1 mo. USD Term SOFR + 1.750%)
	2,737,158	5.481		08/31/28	2,336,164
Verifone Systems, Inc.
(3 mo. USD Term SOFR + 5.500%)
	536,655	9.584		08/18/28	507,585

					4,805,469

Containers & Packaging – 0.4%
Albea Beauty Holdings SA
(6 mo. EUR EURIBOR + 5.000%)
EUR	1,000,000	7.504		12/31/27	1,036,393
Brook & Whittle Holding Corp.
(3 mo. USD Term SOFR + 4.500%)
	$1,144,723	8.293		12/14/30	513,694
Charter NEX U.S., Inc.
(1 mo. USD Term SOFR + 2.500%)
	422,151	6.167		11/29/30	422,523
LABL, Inc.
(3 mo. USD Term SOFR + 2.375%)
	959,984	6.023		05/11/33	800,387
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 3.750%)
	988,562	7.481		02/01/29	991,567
Pretium PKG Holdings, Inc.
(3 mo. USD Term SOFR + 5.750%)
	1,955,812	9.484		03/01/32	1,607,677
(3 mo. USD Term SOFR + 5.250%)
	171,915	8.984		03/02/31	169,508
Proampac PG Borrower LLC
(3 mo. USD Term SOFR + 4.000%)
	2,518,194	7.666–7.823		03/07/33	2,460,477

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Containers & Packaging – (continued)
Sword Purchaser LLC
(1 mo. USD Term SOFR + 4.000%)
$1,375,000	7.731%		04/11/33	$ 1,322,214
Trident TPI Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
608,739	7.482		09/15/28	570,279

				9,894,719

Cosmetics & Personal Care – 0.1%
ACP Tara Holdings, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,178,713	6.232		12/15/32	1,179,007
Opal Bidco SAS
(3 mo. USD Term SOFR + 2.500%)
1,121,799	6.232		04/28/32	1,123,404
Prestige Brands, Inc.
(12 mo. USD Term SOFR + 2.200%)
900,000	5.731	(i)	06/13/33	902,250

				3,204,661

Distribution & Wholesale – 0.7%
ADI Global Distribution Funding LLC
(12 mo. USD Term SOFR + 2.275%)
890,000	6.456	(i)	06/17/33	889,448
BCPE Empire Holdings, Inc.
(1 mo. USD Term SOFR + 3.250%)
2,886,741	6.981		12/11/30	2,847,943
(1 mo. USD Term SOFR + 3.500%)
1,022,437	7.231		12/29/32	1,009,657
Fluid-Flow Products, Inc.
(1 mo. USD Term SOFR + 3.250%)
5,254,610	6.981		03/04/33	5,275,944
Openlane, Inc.
(3 mo. USD Term SOFR + 2.500%)
766,150	6.148		10/08/32	768,065
Resideo Funding, Inc.
(3 mo. USD Term SOFR + 2.000%)
521,063	5.671		08/13/32	521,063
VSE Corp.
(1 mo. USD Term SOFR + 2.000%)
5,250,000	5.731		05/05/33	5,276,250

				16,588,370

Diversified Financial Services – 0.6%
Avolon TLB Borrower 1 (U.S.) LLC
(1 mo. USD Term SOFR + 1.750%)
484,905	5.420		06/24/30	485,211
CFC Bidco 2022 Ltd.
(3 mo. USD Term SOFR + 3.500%)
1,277,914	7.234		07/01/32	1,219,347
Chicago U.S. Midco III LP
(1 mo. USD Term SOFR + 2.500%)
729,551	6.231		11/01/32	728,033

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Diversified Financial Services – (continued)
Edelman Financial Center LLC
(1 mo. USD Term SOFR + 4.000%)
	$2,175,000	7.731%		12/01/31	$ 2,181,656
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.500%)
	832,809	6.231		09/15/31	821,208
GEN II Fund Services LLC
(3 mo. USD Term SOFR + 2.750%)
	475,620	6.482		11/26/31	476,014
HighTower Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
	1,335,666	6.408		02/03/32	1,328,987
Jupiter Borrower, Inc.
(3 mo. USD Term SOFR + 2.750%)
	497,558	6.482		06/30/33	500,046
Mariner Wealth Advisors LLC
(3 mo. USD Term SOFR + 2.250%)
	914,222	5.982		12/31/30	914,899
Meilleurtaux
EUR	1,000,000	0.000	(i)	07/03/31	1,140,465
OID-OL Intermediate I LLC
(3 mo. USD Term SOFR + 6.000%)
	$304,014	9.823		02/01/29	293,246
(3 mo. USD Term SOFR + 4.250%)
	4,116,688	8.223		02/01/29	2,347,994
Orion U.S. Finco, Inc.
(3 mo. USD Term SOFR + 3.250%)
	778,050	7.013		10/08/32	780,213
Speed Midco 3 SARL
	1,038,364	0.000	(i)	10/07/32	1,038,364

					14,255,683

Electric – 1.0%
Alpha Generation LLC
(1 mo. USD Term SOFR + 1.750%)
	1,222,365	5.481		09/30/31	1,215,899
Calpine Construction Finance Co. LP
(1 mo. USD Term SOFR + 1.750%)
	1,200,000	5.481		07/31/30	1,199,556
Carroll County Energy LLC
(3 mo. USD Term SOFR + 2.750%)
	653,554	6.482		06/30/31	654,913
Cogentrix Finance Holdco I LLC
(1 mo. USD Term SOFR + 2.250%)
	956,748	5.981		02/26/32	956,920
CPV Fairview LLC
(3 mo. USD Term SOFR + 2.500%)
	841,811	6.232		08/14/31	841,786
CPV Three Rivers LLC
(3 mo. USD Term SOFR + 2.750%)
	990,787	6.482		04/15/33	991,203
Hamilton Projects Acquiror LLC
(1 mo. USD Term SOFR + 2.500%)
	944,355	6.231		05/30/31	945,535

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Electric – (continued)
Indeck Niles LLC
(3 mo. USD Term SOFR + 2.750%)
$902,494	6.482%		03/09/33	$ 902,494
Lackawanna Energy Center LLC
(1 mo. USD Term SOFR + 2.750%)
1,067,044	6.425		08/05/32	1,067,716
NRG Energy, Inc.
(1 mo. USD Term SOFR + 1.750%)
7,319,694	5.481		04/28/33	7,303,664
Pathfinder Power LLC
1,750,000	0.000	(i)	06/22/33	1,745,625
Potomac Energy Center LLC
(3 mo. USD Term SOFR + 2.750%)
1,090,178	6.573		08/05/32	1,088,816
South Field LLC
(3 mo. USD Term SOFR + 3.000%)
991,350	6.732		08/29/31	995,067
Talen Energy Supply LLC
(3 mo. USD Term SOFR + 1.750%)
1,496,202	5.479		12/15/31	1,489,664
125,419	5.479		11/25/32	124,426
(3 mo. USD Term SOFR + 2.000%)
161,340	5.823		11/26/32	159,323

				21,682,607

Electrical Components & Equipment(f) – 0.2%
Belden, Inc.
(1 mo. USD Term SOFR + 2.250%)
3,800,000	5.981		07/01/33	3,814,250

Electronics – 0.2%
Lsf12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
718,232	6.243		12/02/31	718,979
Pinnacle Buyer LLC
(3 mo. USD Term SOFR + 2.500%)
1,406,994	6.234		10/01/32	1,411,876
Resilience Parent LLC
(3 mo. USD Term SOFR + 2.500%)
1,997,849	6.232		02/28/33	1,993,693
Skyshield U.S. Bidco Ltd.
1,325,000	0.000	(i)	06/30/33	1,324,179

				5,448,727

Energy-Alternate Sources – 0.2%
Bayonne Energy Center LLC
(3 mo. USD Term SOFR + 3.000%)
856,060	6.732		10/01/32	858,791
Enviva Partners LP/Enviva Partners Finance Corp.
(3 mo. USD Term SOFR + 6.875%)
1,662,836	10.524		12/06/29	1,675,308
Esdec Solar Group BV
(3 mo. USD Term SOFR + 5.000%)
138,952	8.732		08/30/28	81,981

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Energy-Alternate Sources – (continued)
Jackson Generation LLC
(3 mo. USD Term SOFR + 2.500%)
$730,000	6.230%		07/08/33	$ 729,088

				3,345,168

Engineering & Construction – 0.8%
Artera Services LLC
(1 mo. USD Term SOFR + 4.500%)
467,845	8.231		02/15/31	412,204
Asplundh Tree Expert LLC
(1 mo. USD Term SOFR + 1.750%)
1,426,991	5.481		05/30/33	1,424,693
Azuria Water Solutions, Inc.
(3 mo. USD Term SOFR + 2.750%)
702,059	6.482		04/25/33	699,075
Blackfin Pipeline LLC
(1 mo. USD Term SOFR + 3.000%)
1,098,300	6.750		09/29/32	1,098,992
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
3,981,228	6.166–6.231		07/01/31	3,989,350
(1 mo. USD Term SOFR + 2.500%)
2,515,844	6.231		07/01/31	2,521,605
Construction Partners, Inc.
552,250	0.000	(i)	11/03/31	552,250
DG Investment Intermediate Holdings 2, Inc.
(1 mo. USD Term SOFR + 3.250%)
246,880	6.731		07/09/32	247,188
(1 mo. USD Term SOFR + 5.500%)
2,000,000	9.231		07/29/33	2,020,000
Green Infrastructure Partners, Inc.
(3 mo. USD Term SOFR + 2.750%)
939,015	6.482		09/24/32	939,015
Holding Socotec
(3 mo. USD Term SOFR + 2.750%)
534,154	6.370		06/02/31	534,657
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
873,411	6.231		09/23/31	875,342
Modern Aviation Fbo Holdings LLC
(3 mo. USD Term SOFR + 3.000%)
2,000,000	6.732		06/30/33	2,002,500
Trilon Group LLC
(3 mo. USD Term SOFR + 3.500%)
60,073	7.323		06/13/33	60,028
1,156,921	7.253		06/13/33	1,155,474

				18,532,373

Entertainment – 1.0%
Betclic Everest Group SAS
775,000	0.000	(i)	12/10/31	776,612

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Entertainment – (continued)
Caesars Entertainment, Inc.
(1 mo. USD Term SOFR + 2.250%)
$807,498	5.981%		02/06/31	$ 767,794
Delta 2 Lux SARL
(3 mo. USD Term SOFR + 1.750%)
1,195,000	5.482		09/30/31	1,194,749
East Valley Tourist Development Authority
(1 mo. USD Term SOFR + 7.500%)
916,976	11.345	(f)	11/23/26	914,225
ECL Entertainment LLC
(1 mo. USD Term SOFR + 3.000%)
1,076,598	6.731		08/30/30	1,077,944
EOC Borrower LLC
(1 mo. USD Term SOFR + 3.750%)
190,475	7.481		03/24/28	190,058
Herschend Entertainment Co. LLC
(1 mo. USD Term SOFR + 2.500%)
1,229,774	6.231		05/27/32	1,232,848
Ontario Gaming GTA LP
(3 mo. USD Term SOFR + 4.250%)
756,643	7.982		08/01/30	723,350
OVG Business Services LLC
(1 mo. USD Term SOFR + 3.000%)
1,664,624	6.731		06/25/31	1,668,086
Pioneer Opco LLC
(1 mo. USD Term SOFR + 3.250%)
4,130,000	6.999		05/16/33	4,152,137
Route 66 Development Authority
(1 mo. USD Term SOFR + 9.000%)
2,000,000	12.731	(f)	01/24/31	2,040,000
TKO Worldwide Holdings LLC
(3 mo. USD Term SOFR + 1.750%)
8,484,606	5.413		11/21/31	8,465,855

				23,203,658

Environmental – 0.4%
EnergySolutions Holdco, Inc.
964,444	0.000	(i)	07/23/33	965,650
Filtration Group Corp.
(1 mo. USD Term SOFR + 2.500%)
1,659,288	6.231		10/21/28	1,659,886
GFL Environmental, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,319,171	6.156		03/03/32	1,319,725
Heritage Environmental Services, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,325,000	6.823		04/01/33	1,329,969
Madison IAQ LLC
(6 mo. USD Term SOFR + 1.750%)
1,616,136	5.470		05/06/32	1,613,857
WIN Waste Innovations Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,844,090	6.595		03/24/28	1,844,956

				8,734,043

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Food – 0.2%
Chobani LLC
(1 mo. USD Term SOFR + 2.250%)
	$1,430,783	5.981%		10/28/32	$ 1,435,633
Froneri Lux Finco SARL
(6 mo. USD Term SOFR + 2.250%)
	597,748	6.204		09/30/31	593,988
(6 mo. USD Term SOFR + 2.500%)
	216,845	6.454		09/30/32	215,562
Labeyrie Fine Foods SAS
(6 mo. EUR EURIBOR + 5.000%)
EUR	504,081	7.596		07/30/29	513,242
Snacking Investments Bidco Pty. Ltd.
(3 mo. USD Term SOFR + 2.500%)
	$1,070,124	6.323		10/29/32	1,071,686
United Natural Foods, Inc.
(1 mo. USD Term SOFR + 4.000%)
	997,500	7.731	(i)	05/01/31	1,005,919

					4,836,030

Food Service – 0.0%
Aramark Services, Inc.
(1 mo. USD Term SOFR + 1.750%)
	672,462	5.481		06/22/30	672,462

Hand/Machine Tools – 0.1%
Alliance Laundry Systems LLC
(1 mo. USD Term SOFR + 2.000%)–(3 mo. USD Term SOFR + 2.000%)
	952,332	5.731–5.823		08/19/31	952,932
Dynamo Newco II GmbH
(1 mo. USD Term SOFR + 3.250%)
	803,149	6.981		09/30/31	775,039

					1,727,971

Health Care Products – 1.5%
Agiliti Health, Inc.
(3 mo. USD Term SOFR + 3.000%)
	1,197,270	6.752		05/01/30	1,158,359
Argent Finco LLC
	540,000	0.000	(i)	11/12/32	541,517
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.750%)
	8,159,658	7.481		01/15/31	8,180,057
Carestream Health, Inc.
(3 mo. USD Term SOFR + 4.500%)
	1,084,637	8.264		03/31/31	955,837
Confluent Medical Technologies, Inc.
(3 mo. USD Term SOFR + 3.000%)
	866,681	6.732		02/16/32	868,848
Hologic, Inc.
(3 mo. USD Term SOFR + 2.250%)
	8,410,696	5.995		04/07/33	8,268,219

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Health Care Products – (continued)
Lifescan Global Corp.
(1 mo. USD Term SOFR + 5.500%)
$1,373,971	9.175%	12/06/30	$ 1,365,961
McKesson Medical-Surgical Top Holdings, Inc.
(3 mo. USD Term SOFR + 2.250%)
2,875,000	5.982	06/09/32	2,875,000
Medline Borrower LP
(1 mo. USD Term SOFR + 1.500%)
7,515,389	5.231	05/30/33	7,485,478
QuidelOrtho Corp.
(1 mo. USD Term SOFR + 2.500%)
597,244	6.231	08/21/30	586,045
(1 mo. USD Term SOFR + 4.000%)
530,988	7.731	08/20/32	525,810

			32,811,131

Health Care Services – 0.7%
Aveanna Healthcare LLC
(1 mo. USD Term SOFR + 3.000%)
1,243,750	6.731	09/17/32	1,248,700
Examworks Bidco, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,719,493	6.231	02/06/33	1,724,754
Global Medical Response, Inc.
(1 mo. USD Term SOFR + 3.250%)
1,661,506	6.917	10/01/32	1,667,571
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.500%)
91,113	7.250	05/19/31	86,671
(3 mo. USD Term SOFR + 3.750%)
831,412	7.503	05/19/31	791,920
MDVIP, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,437,412	6.474	10/14/31	1,437,182
Option Care Health, Inc.
(1 mo. USD Term SOFR + 1.750%)
725,086	5.481	09/22/32	725,543
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 5.500%)
368,343	9.228	06/20/28	372,259
Precision Medicine Group LLC
(3 mo. USD Term SOFR + 3.500%)
560,874	7.323	08/20/32	558,535
Radnet Management, Inc.
(3 mo. USD Term SOFR + 2.000%)
1,314,478	5.661	04/18/31	1,313,019
Sotera Health Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
598,974	5.981	05/30/31	600,285
Surgery Center Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,684,213	6.231	12/19/30	1,680,980
Team Health Holdings, Inc.
(3 mo. USD Term SOFR + 4.000%)
1,430,896	7.823	06/30/28	1,431,440

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Health Care Services – (continued)
WCG Intermediate Corp.
(1 mo. USD Term SOFR + 2.750%)
$794,005	6.481%		02/25/32	$ 789,868

				14,428,727

Home Furnishings – 0.2%
AI Aqua Merger Sub, Inc.
1,700,000	0.000	(i)	07/05/33	1,700,000
Weber-Stephen Products LLC
(3 mo. USD Term SOFR + 3.750%)
3,638,375	7.475		10/01/32	3,602,573

				5,302,573

Insurance – 1.4%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
1,461,340	6.731		11/06/30	1,334,934
Alera Group, Inc.
(1 mo. USD Term SOFR + 5.500%)
6,725,000	9.249		05/30/33	6,388,750
Alliant Holdings Intermediate LLC
(1 mo. USD Term SOFR + 2.500%)
573,068	6.231		09/19/31	570,529
AmWINS Group, Inc.
(3 mo. USD Term SOFR + 2.000%)
632,214	5.732		01/30/32	626,410
Asurion LLC
(3 mo. USD Term SOFR + 4.250%)
954,603	8.073		09/19/30	930,903
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,236,954	6.231		06/13/31	1,215,790
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 2.750%)
1,041,687	6.481		02/15/31	998,717
HUB International Ltd.
(3 mo. USD Term SOFR + 2.250%)
567,534	5.984		06/20/30	567,738
Hyperion Insurance Group Ltd.
(1 mo. USD Term SOFR + 2.750%)
2,978,487	6.481		04/18/30	2,865,960
OneDigital Borrower LLC
(1 mo. USD Term SOFR + 3.000%)
244,840	6.731		07/02/31	239,792
Ryan Specialty Group LLC
(1 mo. USD Term SOFR + 2.000%)
480,257	5.731		09/15/31	479,657
Trucordia Insurance Holdings LLC
(3 mo. USD Term SOFR + 3.250%)
5,979,203	6.982		06/17/32	5,291,594
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
7,750,000	8.482		05/06/32	7,433,567

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Insurance – (continued)
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
	$1,078,311	5.982%		11/21/29	$ 1,076,963

					30,021,304

Internet – 0.8%
Bending Spoons U.S., Inc.
(3 mo. EUR EURIBOR + 5.625%)
EUR	987,500	7.916		03/07/31	1,139,088
Chewy, Inc.
(3 mo. USD Term SOFR + 1.750%)
	$1,000,000	5.446	(f)	06/23/33	997,500
CNT Holdings I Corp.
(3 mo. USD Term SOFR + 2.250%)
	1,827,123	6.073		11/08/32	1,830,467
Flugo BidCo AB
EUR	1,000,000	0.000	(i)	11/02/31	1,128,103
Polaris Purchaser, Inc.
(3 mo. USD Term SOFR + 3.500%)
	$1,085,201	7.323		03/03/31	1,065,309
Proofpoint, Inc.
(3 mo. USD Term SOFR + 3.000%)
	10,527,014	6.732		08/31/28	10,336,265
PUG LLC
(1 mo. USD Term SOFR + 4.750%)
	1,025,000	8.481		03/15/30	1,024,488

					17,521,220

Investment Companies – 0.0%
Shermco Intermediate Holdings, Inc.
(3 mo. USD Term SOFR + 2.500%)
	149,625	6.149		10/27/32	149,484

Leisure Time – 0.7%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.500%)
	5,930,069	6.231		08/17/28	5,928,231
	3,890,098	6.231		05/31/30	3,886,869
Bulldog Purchaser, Inc.
(1 mo. USD Term SOFR + 3.250%)
	3,147,450	6.981		02/04/33	3,150,818
Life Time Fitness, Inc.
(1 mo. USD Term SOFR + 2.000%)
	1,204,372	5.667		11/05/31	1,206,179
Recess Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
	1,081,816	7.560		02/20/30	1,079,792

					15,251,889

Lodging – 0.5%
Fertitta Entertainment LLC
(1 mo. USD Term SOFR + 3.250%)
	5,127,777	6.981		01/27/29	5,127,572
Four Seasons Hotels Ltd.
(12 mo. USD Term SOFR + 1.500%)
	1,060,000	5.231	(i)	09/22/32	1,060,223

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Lodging – (continued)
Station Casinos LLC
(1 mo. USD Term SOFR + 2.000%)
$1,205,170	5.731%	03/14/31	$ 1,206,086
Turquoise Topco Ltd.
(3 mo. USD Term SOFR + 3.250%)
2,703,194	6.982	12/30/32	2,686,299

			10,080,180

Machinery - Construction & Mining – 0.1%
WEC U.S. Holdings Ltd.
(1 mo. USD Term SOFR + 2.000%)
1,983,354	5.647	01/27/31	1,980,498

Machinery-Diversified – 1.1%
Arcline FM Holdings LLC
(6 mo. USD Term SOFR + 2.750%)
1,384,785	6.596	06/23/30	1,388,247
Bettcher Industries, Inc.
(3 mo. USD Term SOFR + 4.000%)
1,990,000	7.732	04/15/33	1,997,463
CD&R Hydra Buyer, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,255,284	7.831	03/25/31	2,262,185
Columbus McKinnon Corp.
(3 mo. USD Term SOFR + 3.500%)
1,199,387	7.232	02/03/33	1,201,390
Fortna AR LLC
(3 mo. USD Term SOFR + 7.500%)
88,876	11.238	08/31/27	88,877
INNIO Group Holding GmbH
(3 mo. USD Term SOFR + 2.000%)
735,990	5.648	11/02/31	730,470
LSF12 Badger Bidco LLC
(1 mo. USD Term SOFR + 5.000%)
525,000	8.731	08/30/30	528,281
Project Castle, Inc.
(3 mo. USD Term SOFR + 5.500%)
1,400,783	9.225	06/01/29	207,778
Roper Industrial Products Investment Co. LLC
(1 mo. USD Term SOFR + 2.500%)
4,414,631	6.231	11/22/29	4,415,205
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 2.750%)
10,131,237	6.704	04/30/30	10,166,951
Victory Buyer LLC
(1 mo. USD Term SOFR + 3.000%)
2,355,000	6.731	02/14/33	2,363,242

			25,350,089

Media – 0.7%
Century De Buyer LLC
(3 mo. USD Term SOFR + 3.000%)
580,131	6.823	10/30/30	579,226

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Media – (continued)
Discovery Global Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
$9,072,115	6.231%		06/03/33	$ 9,077,831
EW Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
479,203	9.532		06/30/28	477,919
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
255,052	6.761		12/01/28	255,715
iHeartCommunications, Inc.
(1 mo. USD Term SOFR + 5.775%)
1,169,937	9.620		05/01/29	1,082,554
NEP Group, Inc.
(1 mo. USD Term SOFR + 4.500%)
3,017,510	8.231		10/17/31	2,818,958
Spanish Broadcasting System, Inc.
(Fixed + 9.750%)
101,784	9.750	(f)	12/31/26	100,766
Virgin Media Bristol LLC
(6 mo. USD Term SOFR + 3.175%)
642,124	6.967		03/31/31	546,608
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 7.000%)
774,128	11.002		12/11/28	781,064

				15,720,641

Metal Fabricate & Hardware – 0.1%
Tiger Acquisition LLC
(1 mo. USD Term SOFR + 2.750%)
1,020,000	6.490		08/23/32	1,022,550
(1 mo. USD Term SOFR + 2.500%)
424,000	6.240		08/23/32	425,179

				1,447,729

Mining(i) – 0.0%
Arsenal AIC Parent LLC
380,000	0.000		08/19/30	381,045

Miscellaneous Manufacturing – 0.1%
CoorsTek, Inc.
(3 mo. USD Term SOFR + 2.500%)
1,126,882	6.228		10/28/32	1,131,108

Oil & Gas – 0.2%
Delek U.S. Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
900,000	6.731		05/17/32	902,628
Pasadena Performance Products LLC
(3 mo. USD Term SOFR + 3.250%)
2,636,191	6.982		02/27/32	2,637,509

				3,540,137

Pharmaceuticals – 1.3%
Alkermes, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,645,875	6.482		08/12/31	1,649,298

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Pharmaceuticals – (continued)
Covetrus, Inc.
(3 mo. USD Term SOFR + 5.000%)
$9,125,377	8.732%	10/13/29	$ 8,844,316
Curium BidCo SARL
(3 mo. USD Term SOFR + 3.000%)
3,059,190	6.732	08/04/31	3,063,014
Gainwell Acquisition Corp.
(3 mo. USD Term SOFR + 4.000%)
12,892,236	7.832	10/01/27	12,766,537
Sharp Services LLC
(3 mo. USD Term SOFR + 3.000%)
1,548,821	6.732	09/29/32	1,553,343

			27,876,508

Pipelines – 1.1%
AL GCX Holdings LLC
(1 mo. USD Term SOFR + 2.250%)
1,220,130	5.917	12/17/32	1,220,349
AL NGPL Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
1,168,686	5.730	12/09/30	1,167,518
BIP PipeCo Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
1,053,142	5.730	12/06/30	1,051,499
Colossus Acquireco LLC
(3 mo. USD Term SOFR + 1.750%)
5,379,987	5.370	01/31/33	5,354,594
CPPIB OVM Member U.S. LLC
(3 mo. USD Term SOFR + 2.250%)
1,691,254	5.982	08/20/31	1,691,559
CQP Holdco LP
(3 mo. USD Term SOFR + 1.750%)
1,327,683	5.482	12/31/32	1,320,102
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.250%)
4,176,693	6.979	02/11/33	4,188,638
GIP Pilot Acquisition Partners LP
(3 mo. USD Term SOFR + 2.000%)
850,310	5.641	05/19/33	848,890
ITT Holdings LLC
(1 mo. USD Term SOFR + 1.975%)
1,341,612	5.706	10/11/30	1,341,049
M6 ETX Holdings II Midco LLC
(1 mo. USD Term SOFR + 2.500%)
769,839	6.231	04/01/32	772,310
Pelican Pipeline LLC
(3 mo. USD Term SOFR + 2.750%)
1,070,000	6.482	03/25/33	1,075,350
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.250%)
1,502,027	6.981	08/01/29	1,509,537
TransMontaigne Operating Co. LP
(1 mo. USD Term SOFR + 2.250%)
752,608	5.981	03/16/30	753,082

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Pipelines – (continued)
Traverse Midstream Partners LLC
(3 mo. USD Term SOFR + 2.250%)
$1,230,000	6.043%		07/14/33	$ 1,228,462
WhiteWater Matterhorn Holdings LLC
(3 mo. USD Term SOFR + 1.750%)
957,600	5.500		06/16/32	949,221

				24,472,160

Real Estate – 0.2%
CoreLogic, Inc.
(1 mo. USD Term SOFR + 4.250%)
3,725,000	7.974		07/25/31	3,570,562
Hill Top Energy Center LLC
(3 mo. USD Term SOFR + 2.750%)
985,301	6.482		06/26/32	986,838

				4,557,400

Retail – 2.0%
1011778 BC Unlimited Liability Co.
(1 mo. USD Term SOFR + 1.750%)
5,033,710	5.481		09/20/30	5,028,475
Dominion Diamond
(Fixed + 10.500%)
479,091	10.000	(f)	06/30/27	57,012
Great Outdoors Group LLC
(1 mo. USD Term SOFR + 3.250%)
3,224,156	6.981		01/23/32	3,235,666
Gulfside Supply, Inc.
(3 mo. USD Term SOFR + 3.000%)
588,732	6.732		06/17/31	510,725
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
1,108,304	6.231		12/16/30	1,110,032
Johnstone Supply LLC
(1 mo. USD Term SOFR + 2.250%)
1,205,430	5.897		06/09/31	1,203,646
K-Mac Holdings Corp.
(1 mo. USD Term SOFR + 3.250%)
1,110,959	6.981		07/21/28	1,113,214
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
1,130,061	7.574		06/06/31	900,286
Pacific Bells LLC
(3 mo. USD Term SOFR + 3.500%)
646,250	7.232		11/13/28	646,657
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,389,995	7.724		08/18/32	2,393,580
QXO, Inc.
(1 mo. USD Term SOFR + 2.000%)
3,120,000	5.731		07/01/33	3,113,947
Raising Cane’s Restaurants LLC
(1 mo. USD Term SOFR + 2.000%)
590,120	5.731		11/03/32	587,907
1,280,000	5.664		06/06/33	1,273,600

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Retail – (continued)
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
	$2,731,165	7.581%		10/16/28	$ 2,539,984
Tacala LLC
(1 mo. USD Term SOFR + 3.000%)
	2,970,013	6.731		01/31/31	2,969,656
Whatabrands LLC
	6,203,584	0.000	(i)	07/30/33	6,211,338
(1 mo. USD Term SOFR + 2.500%)
	8,339,279	6.231		08/03/28	8,338,696
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
	1,164,924	6.981		10/19/29	1,162,746
Winterfell Financing SARL
(3 mo. EUR EURIBOR + 3.425%)
EUR	1,500,000	5.679		05/04/28	1,389,834

					43,787,001

Software – 3.0%
Access CIG LLC
(3 mo. USD Term SOFR + 4.000%)
	$2,223,920	7.823		08/19/30	1,944,685
AI Silk Midco Ltd.
EUR	1,000,000	0.000	(i)	03/04/31	1,070,746
Applied Systems, Inc.
(3 mo. USD Term SOFR + 2.250%)
	$1,154,793	5.982		02/24/31	1,134,399
(3 mo. USD Term SOFR + 4.500%)
	2,198,000	8.232		02/23/32	2,158,854
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 3.250%)
	170,000	6.981		02/16/32	168,620
Avalara, Inc.
(3 mo. USD Term SOFR + 2.500%)
	954,064	6.232		03/26/32	897,469
Avaya, Inc.
(1 mo. USD Term SOFR + 7.500%)
	1,644,091	11.231		08/01/28	1,477,397
Bending Spoons U.S., Inc.
(1 mo. USD Term SOFR + 5.875%)
	1,097,579	9.542		03/07/31	1,100,323
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
	699,805	6.481		04/25/31	699,371
Calabrio, Inc.
(3 mo. USD Term SOFR + 4.000%)
	275,678	7.666		11/26/32	212,217
Cast & Crew Payroll LLC
(3 mo. USD Term SOFR + 3.750%)
	1,407,989	7.573		12/29/28	478,716
Central Parent, Inc.
(3 mo. USD Term SOFR + 3.250%)
	2,235,266	6.982		07/06/29	1,423,127

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Software – (continued)
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
$198,474	6.982%		03/21/31	$ 179,591
1,076,274	6.982		08/13/32	961,769
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
1,743,086	7.494		09/29/28	1,632,905
CoreWeave Financing DDTL V LLC
1,806,064	0.000	(i)	09/01/31	1,808,322
(1 mo. USD Term SOFR + 4.500%)
2,333,417	8.120–8.140		11/17/31	2,306,744
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
722,536	6.988		10/09/31	660,218
(3 mo. USD Term SOFR + 5.250%)
355,000	8.988		10/09/32	312,045
Databricks, Inc.
(1 mo. USD Term SOFR + 4.500%)
773,802	8.167		01/05/32	769,933
Dayforce, Inc.
(3 mo. USD Term SOFR + 3.000%)
1,533,576	6.823		02/04/33	1,425,674
Disco Parent, Inc.
(3 mo. USD Term SOFR + 3.000%)
819,715	6.666		08/06/32	806,395
Electronic Arts, Inc.
(3 mo. USD Term SOFR + 3.500%)
6,362,940	7.251	(i)	03/24/33	6,395,582
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
955,632	6.231		10/09/29	920,274
(1 mo. USD Term SOFR + 4.750%)
8,347,888	8.481		11/22/32	7,984,755
Entrata, Inc.
(1 mo. USD Term SOFR + 2.750%)
682,096	6.481		09/30/32	666,748
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.750%)
1,423,682	6.481		05/30/31	1,357,239
Inmar, Inc.
(3 mo. USD Term SOFR + 4.500%)
427,241	8.232–8.323		10/30/31	372,055
Instructure Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
728,912	6.446		11/13/31	680,884
Marcel LUX IV SARL
(1 mo. USD Term SOFR + 3.000%)
635,484	6.620		11/12/30	622,774
Mermaid Bidco, Inc.
(3 mo. USD Term SOFR + 3.250%)
514,742	6.908		07/03/31	507,020

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Software – (continued)
Motus LLC
(1 mo. USD Term SOFR + 3.750%)
$359,810	7.481%	12/11/28	$ 300,441
PointClickCare Technologies, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,612,641	6.573	11/03/31	1,602,562
Polaris Newco LLC
(3 mo. USD Term SOFR + 4.000%)
3,413,245	8.084	06/02/28	3,036,730
Project Boost Purchaser LLC
(3 mo. USD Term SOFR + 2.750%)
733,930	6.482	07/16/31	717,490
Project Ruby Ultimate Parent Corp.
(1 mo. USD Term SOFR + 5.250%)
540,000	9.095	03/12/29	540,000
(1 mo. USD Term SOFR + 2.750%)
1,612,984	6.595	03/10/28	1,610,677
PushPay USA, Inc.
(1 mo. USD Term SOFR + 3.750%)
1,090,333	7.481	08/15/31	992,203
Quickbase, Inc.
(1 mo. USD Term SOFR + 3.250%)
533,219	6.981	10/02/28	493,228
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
3,766,642	6.994	04/24/28	3,598,424
(3 mo. USD Term SOFR + 3.750%)
6,200,849	7.482	04/24/28	5,959,139
Skopima Merger Sub, Inc.
(1 mo. USD Term SOFR + 3.750%)
816,736	7.481	05/12/28	713,116
team.blue Finco SARL
(3 mo. USD Term SOFR + 3.250%)
1,168,421	6.982	07/12/32	1,122,853
VS Buyer LLC
(3 mo. USD Term SOFR + 2.250%)
1,336,287	6.073	04/12/31	1,281,499
Waystar Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,341,000	5.731	10/22/29	1,337,648

			66,442,861

Telecommunications – 1.2%
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 2.750%)
807,904	6.402	11/30/29	771,734
(3 mo. USD Term SOFR + 5.250%)
331,000	8.902	11/29/30	303,418
Ensono LP
(1 mo. USD Term SOFR + 4.000%)
1,649,425	7.845	05/26/28	1,612,775
Iridium Satellite LLC
(1 mo. USD Term SOFR + 2.250%)
8,000,000	5.981	09/20/30	7,998,880

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Telecommunications – (continued)
Level 3 Financing, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$2,250,000	6.481%	03/29/32	$ 2,256,323
QTS Thunder Managing Issuer LLC
(3 mo. USD Term SOFR + 2.250%)
	4,714,000	6.025	07/22/33	4,643,290
Syniverse Holdings, Inc.
(3 mo. USD Term SOFR + 7.000%)
	982,143	10.732	05/13/27	830,529
Zayo Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
	8,728,454	6.845	03/11/30	8,735,437

				27,152,386

Transportation – 0.2%
First Student Bidco, Inc.
(3 mo. USD Term SOFR + 2.250%)
	2,513,846	5.982	08/15/30	2,514,751
Genesee & Wyoming, Inc.
(3 mo. USD Term SOFR + 1.750%)
	1,473,128	5.482	04/10/31	1,468,900
Student Transportation of America Holdings, Inc.
(6 mo. USD Term SOFR + 2.750%)
	693,522	6.596–6.617	06/24/32	695,471
	478,909	0.000 (i)	06/24/32	480,255

				5,159,377

TOTAL BANK LOANS (Cost $680,640,997)				$ 667,555,594

Sovereign Debt Obligations – 2.4%
Egyptian Pound – 0.1%
Egypt Government International Bonds
	$2,844,000	8.500%	01/31/47	$ 2,667,672
	201,000	7.903	02/21/48	176,880
	392,000	8.700	03/01/49	372,702

				3,217,254

Euro – 0.2%
Benin Government International Bonds
EUR	138,000	4.950	01/22/35	147,395
Colombia Government International Bonds(a)
	460,000	5.625	02/19/36	515,899
	429,000	6.500	11/26/38	507,534
Ivory Coast Government International Bonds
	591,000	5.875	10/17/31	691,952
Morocco Government International Bonds(b)
	256,000	4.750	05/26/34	294,209
	634,000	5.125	05/26/38	731,243
Senegal Government International Bonds
	1,600,666	4.750	03/13/28	1,048,419

				3,936,651

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Nigerian Naira – 0.1%
Nigeria Government Bonds
NGN	1,029,472,000	18.500%		02/21/31	$ 776,286
	408,383,000	22.600		01/29/35	364,157
	555,196,000	16.250		04/18/37	377,319
	600,776,000	15.450		06/21/38	394,057

					1,911,819

Ugandan Shilling – 0.0%
Republic of Uganda Government Bonds
UGX	1,470,000,000	16.250		11/08/35	410,287
	1,580,000,000	15.800		06/23/39	420,612

					830,899

United States Dollar – 2.0%
Angola Government International Bonds
	$1,379,000	9.375		05/08/48	1,322,033
Argentina Republic Government International Bonds(a)(j)
	595,789	0.750		07/09/30	520,422
	2,756,188	4.125		07/09/35	2,176,010
	572,935	3.500		07/09/41	423,685
Bahamas Government International Bonds
	1,055,000	8.250		06/24/36	1,165,058
Bahrain Government International Bonds
	907,000	7.375		05/14/30	897,930
	266,000	5.250		01/25/33	234,322
	268,000	5.625		05/18/34	234,988
Benin Government International Bonds
	335,000	7.960		02/13/38	346,521
Bermuda Government International Bonds(a)
	780,000	5.000		07/15/32	770,835
Brazil Government International Bonds
	1,200,000	7.250		01/12/56	1,149,450
Chile Government International Bonds(a)
	314,000	5.650		01/13/37	317,206
Colombia Government International Bonds(a)
	982,000	7.500		02/02/34	1,029,922
	1,257,000	7.750		11/07/36	1,343,054
	1,224,000	8.375		11/07/54	1,341,810
Costa Rica Government International Bonds
	250,000	6.550	(a)	04/03/34	262,220
	200,000	7.000		04/04/44	210,066
	202,000	7.158		03/12/45	215,126
	390,000	7.300	(a)	11/13/54	421,929
Dominican Republic International Bonds
	871,000	4.875		09/23/32	816,049
	744,000	5.875	(a)	10/28/35	718,191
	1,520,000	6.950	(a)	03/15/37	1,560,924
	384,000	6.850		01/27/45	378,002
	323,000	5.875		01/30/60	272,935
Ecuador Government International Bonds
	182,988	6.900	(j)	07/31/35	164,806
	280,000	9.250	(b)	01/29/39	278,692
	1,305,000	5.500	(j)	07/31/40	1,052,587
Finance Department Government of Sharjah
	580,000	4.000		07/28/50	357,785

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Hungary Government International Bonds
$1,342,000	6.000	%(b)	09/26/35	$ 1,364,693
371,000	6.750	(b)	09/25/52	386,055
465,000	6.750		09/25/52	483,870
Ivory Coast Government International Bonds
612,000	8.250		01/30/37	660,434
240,000	6.750	(b)	02/25/41	225,761
Morocco Government International Bonds
871,000	4.000		12/15/50	598,194
Paraguay Government International Bonds(a)
1,055,000	5.850		08/21/33	1,070,129
1,090,000	6.000		02/09/36	1,115,615
Republic of Armenia International Bonds
861,000	3.600		02/02/31	786,523
Republic of South Africa Government International Bonds
2,230,000	6.300		06/22/48	1,963,470
1,025,000	7.300		04/20/52	991,534
1,190,000	7.950	(b)	11/19/54	1,233,732
Romania Government International Bonds
1,118,000	6.000		05/25/34	1,090,397
Saudi Government International Bonds
875,000	4.500		10/26/46	690,576
303,000	5.000		04/17/49	251,911
314,000	5.000		01/18/53	256,042
959,000	5.750		01/16/54	877,725
Senegal Government International Bonds
1,714,000	6.250		05/23/33	897,296
1,002,000	6.750		03/13/48	511,020
Sri Lanka Government International Bonds(j)
1,112,671	3.600		05/15/36	1,115,453
1,181,547	3.600		02/15/38	1,188,932
Turkiye Government International Bonds
678,000	7.125		02/12/32	683,444
1,491,000	7.250		05/29/32	1,506,342
564,000	6.300		03/14/33	540,650
561,000	6.500		09/20/33	541,539
Ukraine Government International Bonds(j)
348,624	4.500		02/01/29	295,407
534,945	0.000		02/01/34	304,384
650,000	0.000		02/01/35	389,187
1,093,632	4.500		02/01/35	749,958
770,064	0.000		02/01/36	459,151
389,458	4.500		02/01/36	265,486
Venezuela Government International Bonds(e)
1,059,000	9.250		09/15/27	526,937

				44,004,405

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $54,564,794)				$53,901,028

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – 1.4%
Collateralized Loan Obligations – 1.4%
AIMCO CLO 14 Ltd. Series 2021-14A, Class E1R (3 mo. USD Term SOFR + 4.800%)
	$250,000	8.529%	10/20/38	$ 247,604
AIMCO CLO 28 Ltd. Series 2025-28A, Class E (3 mo. USD Term SOFR + 4.600%)
	250,000	8.393	01/16/39	249,659
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class D2R (3 mo. USD Term SOFR + 4.750%)
	250,000	8.438	07/15/39	249,624
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class ER (3 mo. USD Term SOFR + 6.500%)
	250,000	10.188	07/15/39	250,078
Anchorage Capital CLO 32 Ltd. Series 2025-32AR, Class ER (3 mo. USD Term SOFR + 6.670%)
	250,000	10.414	07/15/39	250,065
Anchorage Capital CLO 36 Ltd. Series 2026-36A, Class E (3 mo. USD Term SOFR + 6.590%)
	250,000	10.343	04/15/39	253,617
ARES Loan Funding VI Ltd. Series 2024-ALF6AR, Class A1R (3 mo. USD Term SOFR + 1.250%)
	200,000	5.000	07/15/39	200,100
Barings Loan Partners CLO Ltd. 5 Series LP-5A, Class A (3 mo. USD Term SOFR + 1.220%)
	7,000,000	4.949	01/20/35	7,004,186
BBAM European CLO VIII DAC Series 8A, Class E (3 mo. EUR EURIBOR + 5.400%)
EUR	250,000	7.872	01/26/40	289,320
Benefit Street Partners CLO XXI Ltd. Series 2020-21A, Class ER2 (3 mo. USD Term SOFR + 4.950%)
	$250,000	8.703	01/15/39	247,033
Benefit Street Partners CLO XXII Ltd. Series 2020-22AR, Class ER3 (-1X 3 mo. USD Term SOFR + 5.500%)
	250,000	0.000	07/20/39	250,035
Bridgepoint CLO X DAC Series 10A, Class E (3 mo. EUR EURIBOR + 5.000%)
EUR	250,000	7.219	04/15/40	289,158
Broad River BSL Funding CLO Ltd. Series 2020-1AR, Class ER2 (3 mo. USD Term SOFR + 6.100%)
	$250,000	9.844	07/20/39	249,992
Carlyle U.S. CLO Ltd. Series 2025-5A, Class E (3 mo. USD Term SOFR + 4.950%)
	250,000	8.703	01/15/39	250,285
Carlyle U.S. CLO Ltd. Series 2024-1A, Class ER (3 mo. USD Term SOFR + 6.840%)
	250,000	10.507	04/15/39	250,196
CIFC Funding Ltd. Series 2021-3A, Class ER (3 mo. USD Term SOFR + 4.850%)
	250,000	8.603	10/15/38	245,584
CIFC Funding Ltd. Series 2023-1A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.453	10/15/38	245,714
CIFC Funding Ltd. Series 2021-2A, Class A1R (3 mo. USD Term SOFR + 1.200%)
	5,000,000	4.953	01/15/39	5,000,670

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
CIFC Funding Ltd. Series 2025-8A, Class E (3 mo. USD Term SOFR + 4.750%)
	$250,000	8.525%	01/24/39	$ 249,018
CIFC Funding Ltd. Series 2022-5A, Class ER2 (3 mo. USD Term SOFR + 6.540%)
	250,000	10.333	03/16/38	254,375
CIFC Funding Ltd. Series 2025-2A, Class A (3 mo. USD Term SOFR + 1.130%)
	2,225,000	4.883	04/15/38	2,224,951
Elmwood CLO 46 Ltd. Series 2025-9A, Class E (3 mo. USD Term SOFR + 5.000%)
	250,000	8.750	01/17/39	250,629
GoldenTree Loan Management Eur CLO 7 DAC Series 7A, Class ER (3 mo. EUR EURIBOR + 4.500%)
EUR	250,000	6.738	07/20/37	286,237
KKR CLO 59 Ltd. Series 2025-59A, Class E (3 mo. USD Term SOFR + 5.350%)
	$250,000	9.103	01/15/39	250,210
Madison Park Funding LXVII Ltd. Series 2024-67AR, Class D2R (3 mo. USD Term SOFR + 5.000%)
	260,000	8.809	07/25/39	260,008
Madison Park Funding LXVII Ltd. Series 2024-67AR, Class ER (3 mo. USD Term SOFR + 6.440%)
	750,000	10.249	07/25/39	749,995
Madison Park Funding LXXIV Ltd. Series 2026-74A, Class E (3 mo. USD Term SOFR + 5.400%)
	250,000	9.103	07/23/39	250,979
Madison Park Funding LXXV Ltd. Series 2025-75A, Class E (3 mo. USD Term SOFR + 5.100%)
	250,000	8.850	01/17/39	246,345
Magnetite XXVII Ltd. Series 2020-27A, Class ERR (3 mo. USD Term SOFR + 4.750%)
	250,000	8.479	10/20/38	244,133
Magnetite XXXVII Ltd. Series 2023-37A, Class ER (3 mo. USD Term SOFR + 4.700%)
	250,000	8.510	10/25/38	245,221
Neuberger Berman Loan Advisers Euro CLO Series 2026-9A, Class E (3 mo. EUR EURIBOR + 5.000%)
EUR	250,000	7.488	07/15/40	288,575
OHA Credit Funding 16-R Ltd. Series 2023-16RA, Class E (3 mo. USD Term SOFR + 4.600%)
	$250,000	8.329	10/20/38	241,293
OHA Credit Funding 18 Ltd. Series 2024-18AR, Class A1R (3 mo. USD Term SOFR + 1.200%)
	100,000	4.768	07/20/39	100,033
OHA Credit Partners XV Ltd. Series 2017-15A, Class ER2 (3 mo. USD Term SOFR + 5.650%)
	250,000	9.379	04/20/39	251,452
Palmer Square European CLO DAC Series 2026-1A, Class E (3 mo. EUR EURIBOR + 4.600%)
EUR	250,000	6.769	04/15/39	287,014
Penta CLO 21 DAC Series 2025-21A, Class E (3 mo. EUR EURIBOR + 5.300%)
	250,000	7.362	02/16/39	288,961

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)
Collateralized Loan Obligations – (continued)
Penta CLO Atlas DAC Series 2026-22A, Class E (3 mo. EUR EURIBOR + 5.500%)
EUR	250,000	7.897%	04/15/40	$ 288,586
Regatta XI Funding Ltd. Series 2018-1AR, Class AR2 (3 mo. USD Term SOFR + 1.230%)
	$150,000	4.980	07/17/37	149,996
RR 18 Ltd. Series 2021-18A, Class DR (3 mo. USD Term SOFR + 4.900%)
	250,000	8.653	07/15/40	243,693
RR 28 Ltd. Series 2024-28RA, Class DR2 (3 mo. USD Term SOFR + 6.100%)
	525,000	9.853	04/15/41	526,132
RR 28 Ltd. Series 2024-28RA, Class C1R2 (3 mo. USD Term SOFR + 3.150%)
	250,000	6.903	04/15/41	251,103
RR 42 Ltd. Series 2025-42A, Class DR (3 mo. USD Term SOFR + 5.100%)
	460,000	8.853	10/15/40	454,509
Sixth Street CLO 31 Ltd. Series 2025-31A, Class E (3 mo. USD Term SOFR + 4.700%)
	250,000	8.450	01/17/39	250,144
Sixth Street CLO 32 Ltd. Series 2026-32A, Class E (3 mo. USD Term SOFR + 6.000%)
	250,000	9.664	04/21/39	255,460
Sixth Street CLO XXIV Ltd. Series 2024-24A, Class ER (3 mo. USD Term SOFR + 6.350%)
	250,000	10.102	04/23/37	251,677
Trestles CLO VI Ltd. Series 2023-6A, Class A1R (3 mo. USD Term SOFR + 1.180%)
	5,000,000	4.990	04/25/38	4,990,830
Trimaran CAVU Ltd. Series 2025-3A, Class E (3 mo. USD Term SOFR + 5.750%)
	250,000	9.483	01/22/39	251,713
Voya CLO Ltd. Series 2022-3A, Class ER2 (3 mo. USD Term SOFR + 4.750%)
	271,000	8.479	10/20/36	267,018
Voya Ltd. Series 2024-3AR, Class ER (-1X 3 mo. USD Term SOFR + 5.500%)
	250,000	0.000	07/20/39	250,009

				31,423,219

TOTAL ASSET-BACKED SECURITIES (Cost $31,456,657)				$ 31,423,219

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 0.3%
Chemicals(e)(f) – 0.1%
80,232	Crnrch Dummy Eqt	$ 1,039,807

Commercial Services & Supplies(e) – 0.0%
1,848	Labels Buyer LLC	153,384

Containers & Packaging(e) – 0.0%
31,026	Ardagh Holdings SA(f)	178,400
13,659	Pretium PKG Holdings, Inc.	247,569

		425,969

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holding	10,559

Diversified Telecommunication Services – 0.0%
14,518	Uniti Group, Inc.	141,115

Energy Equipment & Services(e) – 0.1%
73,839	Enviva, Inc.	1,384,481

Financial Services(e)(f) – 0.0%
240	Voyager Aviation Holdings LLC	0

Health Care Equipment & Supplies(e) – 0.1%
47,389	Envision Parent, Inc.	853,002

Health Care Providers & Services(e) – 0.0%
4,117	Air Methods Corp.	408,849
6,972	Lifescan Global Corp.	276,558

		685,407

Media(e) – 0.0%
2,505	Audacy Capital LLC Class A	5,511

Metals & Mining(e)(f) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.	26,817
1,239,530	Burgundy Diamond Mines Ltd.	0
7,732	Tacora Restructure	5,412

		32,229

Passenger Airlines(e) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	495

Pharmaceuticals(e)(f) – 0.0%
65,267	Lannett Seller Holdco, Inc.	196,510

Professional Services(e) – 0.0%
55,451	Avaya Holdings Corp.(g)	790,176
865	Skillsoft Corp.	6,142

		796,318

Real Estate Investment Trusts(e) – 0.0%
21,767	Luxco Co. Ltd.	416,369

Semiconductors & Semiconductor Equipment(e)(f) – 0.0%
18,377	Bright Bidco BV	4,594

Specialty Retail(e)(f) – 0.0%
7,504	GTRC Reorg	658,326
103	Guitar Center, Inc.	8,223
343	Rite Aid Corp.(g)	0

		666,549

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services(e)(f) – 0.0%
93	Windstream Holdings II LLC	$ 111,144
2,828	Windstream Holdings, Inc.	28,280

139,424

TOTAL COMMON STOCKS (Cost $7,127,216)		$ 6,951,723

Shares	Dividend Rate	Value

Preferred Stocks(e) – 0.0%
Financial Services(f) – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ 0

Packaging(a) – 0.0%
Labels Buyer LLC
921	12.000	732,195

TOTAL PREFERRED STOCKS (Cost $904,285)		$ 732,195

Units	Expiration Date	Value

Warrants(e) – 0.0%
Audacy, Inc.(f)
3,036	12/31/99	$ 30
Avation PLC
20,510	10/31/26	6,911
Guitar Center, Inc.(f)
3,972	12/31/99	111,072
Labels Buyer LLC
860	04/29/33	1,613
Mavenir PLC(f)
42	12/31/99	0

TOTAL WARRANTS (Cost $186,101)		$ 119,626

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.4%
U.S. Treasury Bills(k)
$10,000,000	0.000%	08/04/26	$ 9,999,003
5,000,000	0.000	08/04/26	4,999,501
42,100	0.000	08/13/26	42,058
601,600	0.000	08/13/26	601,000
926,600	0.000	08/13/26	925,675
5,000,000	0.000	10/27/26	4,956,851
40,000,000	0.000	11/10/26	39,593,015
5,000,000	0.000	11/17/26	4,945,085
6,500,000	0.000	11/17/26	6,428,610
U.S. Treasury Notes
25,521,000	4.125	11/15/27	25,488,102

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,960,425)			$ 97,978,900

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(l) – 8.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
188,111,760	3.571%	$ 188,111,760
(Cost $188,111,760)

TOTAL INVESTMENTS – 101.2% (Cost $2,287,355,403)		$2,251,762,859

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(26,274,229)

NET ASSETS – 100.0%		$2,225,488,630

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2026.

(d)	Pay-in-kind securities.

(e)	Security is currently in default and/or non-income producing.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $1,153,204, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2026. See additional details below:

Restricted Security	Acquisition Date	Cost
Avaya Holdings Corp.	05/01/23	$719,233
Beasley Mezzanine Holdings LLC	10/08/24	438,920
Chesapeake Energy Corp.	12/06/19	—
Chesapeake Energy Corp.	06/21/19	—
Neiman Marcus Group Ltd. LLC	04/23/18	605,000
Rite Aid Corp.	09/04/24	21,981

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2026.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC due 12/11/31	$9,139	$9,133	$(6)
Azuria Water Solutions, Inc. due 04/25/33	72,941	72,631	(134)
Chicago U.S. Midco III LP due 11/01/32	108,621	108,395	23
CoreWeave Financing DDTL V LLC due 11/17/31	1,352,168	1,369,627	(3,433)
Databricks, Inc. due 01/05/32	467,771	465,820	(1,950)
Kaman Corp. due 02/26/32	227,953	227,881	(203)
Pinnacle Buyer LLC due 10/01/32	271,254	272,195	346
Pye-Barker Fire & Safety LLC due 12/16/32	175,819	177,149	588
Raven Acquisition Holdings LLC due 11/19/31	73,677	73,205	(697)
Trilon Group LLC due 06/13/33	42,764	42,681	(53)

TOTAL	$2,802,107	$2,818,717	$(5,519)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	64,000	USD	73,484	10/15/26	$542
	TRY	31,000,000	USD	502,171	03/17/27	35,445
Citibank NA	EGP	57,300,000	USD	1,065,620	09/16/26	32,608
	EGP	63,996,800	USD	1,065,728	03/17/27	77,907
	NGN	2,627,935,117	USD	1,620,143	09/16/26	269,265
	TRY	3,238,541	USD	54,207	03/17/27	1,957
HSBC Bank PLC	EUR	271,556	USD	311,306	09/16/26	2,427
	TRY	14,500,000	USD	285,591	09/16/26	7,677
	TRY	77,897,171	USD	1,301,734	03/17/27	49,193
	USD	3,472,049	EUR	2,994,812	09/16/26	12,092
MS & Co. Int. PLC	EUR	500,000	USD	573,700	09/16/26	3,959
	EUR	1,019,000	USD	1,168,258	10/15/26	10,373
	GBP	120,000	USD	158,952	09/16/26	2,775
	USD	102,711,875	EUR	88,392,320	09/16/26	590,703
Standard Chartered Bank	EGP	25,100,000	USD	433,132	03/17/27	15,409
	NGN	2,104,374,368	USD	1,248,887	09/16/26	264,096
	NGN	530,000,000	USD	356,902	03/17/27	2,889
	TRY	3,979,870	USD	66,917	03/17/27	2,103

TOTAL						$1,381,420

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	23,086,581	EUR	20,163,000	10/15/26	$(235,073)
	USD	4,695,770	GBP	3,510,000	10/15/26	(34,844)
Citibank NA	USD	96,148	EGP	5,019,864	09/16/26	(65)
	USD	199,558	EUR	174,722	09/16/26	(2,301)
	USD	85,261,786	EUR	74,262,474	10/22/26	(658,004)
	USD	11,899,318	GBP	8,883,284	10/22/26	(73,254)
	USD	1,653,454	NGN	2,627,935,117	09/16/26	(235,952)
HSBC Bank PLC	USD	545,024	EUR	477,608	09/16/26	(6,765)
MS & Co. Int. PLC	USD	3,098,439	EUR	2,700,000	09/16/26	(20,918)
	USD	9,851,770	EUR	8,604,000	10/15/26	(100,099)
	USD	9,711,162	GBP	7,237,691	09/16/26	(43,234)
Standard Chartered Bank	USD	1,341,762	EGP	76,390,000	03/17/27	(23,341)
	USD	300,476	EUR	262,622	09/16/26	(2,937)
	USD	1,283,938	NGN	2,104,374,368	09/16/26	(229,044)

TOTAL						$(1,665,831)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At July 31, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	2.096%	Citibank NA	06/20/28	$630	$36,233	$(18,741)	$54,974
CDX.NA.IG Ind 45	1.000	0.623	JPMorgan Securities, Inc.	12/20/30	30,000	489,777	452,890	36,887
CDX.NA.HY Ind 45	5.000	1.397	Merrill Lynch & Co., Inc.	12/20/30	16,000	2,395,241	1,815,907	579,334
CDX.NA.IG Ind 45	1.000	0.623	Merrill Lynch & Co., Inc.	12/20/30	7,000	114,281	30,361	83,920
ICE CD ITXEX 44	5.000	1.731	Merrill Lynch & Co., Inc.	12/20/30	2,000	321,913	223,963	97,950
CDX.NA.HY Ind 43	5.000	0.674	MS & Co. Int. PLC	12/20/29	20,000	2,863,028	2,605,386	257,642
CDX.NA.IG Ind 45	1.000	0.623	MS & Co. Int. PLC	12/20/30	177,500	2,897,850	2,320,596	577,254
ICE CD ITXEB 44	1.000	0.844	MS & Co. Int. PLC	12/20/30	70,000	611,984	247,430	364,554
ICE CD ITXEX 44	5.000	1.838	MS & Co. Int. PLC	12/20/30	48,900	7,615,673	6,608,206	1,007,467
ICE CD ITXEX 44	5.000	1.731	MS & Co. Int. PLC	12/20/30	1,700	273,626	232,423	41,203

TOTAL						$17,619,606	$14,518,421	$3,101,185

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 46	5.000%	3.121%	06/20/31		$2,850	$231,586	$224,289	$7,297
CDX.NA.IG Ind 46	1.000	0.528	06/20/31		50,000	1,089,570	1,052,529	37,041
ICE CD ITXEX 45	5.000	2.608	06/20/31	EUR	9,000	1,094,442	1,046,391	48,051

TOTAL						$2,415,598	$2,323,209	$92,389

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At July 31, 2026, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
3M IRS	MS & Co. Int. PLC	4.000%	09/29/2026	2,500,000	$2,500,000	$21,235	$10,500	$10,735

Currency Abbreviations:
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
NGN	— Nigeria Naira
TRY	— Turkish Lira
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CVR	— Contingent Value Rights
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.HY Ind 45	— CDX North America High Yield Index 45
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CDX.NA.IG Ind 46	— CDX North America Investment Grade Index 46
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Australia – 4.1%
514,618	APA Group (Gas Utilities)	$ 3,681,273
93,959	Charter Hall Group (Diversified REITs)	1,536,385
1,321,351	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	2,169,917
307,080	Dexus (Office REITs)	1,289,621
241,550	DigiCo Infrastructure REIT (Specialized REITs)	430,018
125,380	Gemlife Communities Group (Real Estate Management & Development)	389,066
1,058,140	Goodman Group (Industrial REITs)	22,029,329
264,350	GPT Group (Diversified REITs)	952,158
180,230	Ingenia Communities Group (Residential REITs)	549,817
1,422,740	Mirvac Group (Diversified REITs)	1,784,359
641,333	NEXTDC Ltd.* (IT Services)	6,032,119
1,930,273	Region Group (Retail REITs)	3,227,130
1,210,360	Scentre Group (Retail REITs)	3,323,062
1,938,295	Stockland (Diversified REITs)	5,802,033
601,852	Transurban Group (Transportation Infrastructure)	6,250,089

		59,446,376

Belgium – 1.1%
79,993	Aedifica SA (Health Care REITs)	6,468,574
24,389	Elia Group SA (Electric Utilities)	3,494,571
19,300	Shurgard Self Storage Ltd. (Specialized REITs)	563,917
234,981	Warehouses De Pauw CVA (Industrial REITs)	6,047,226

		16,574,288

Brazil – 0.5%
537,725	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	2,930,601
1,233,908	Cia Paranaense de Energia - Copel (Electric Utilities)	3,609,847

		6,540,448

Canada – 7.9%
32,405	Canadian Apartment Properties REIT (Residential REITs)	801,196
20,630	Canadian National Railway Co. (Ground Transportation)	2,623,175
424,533	Chartwell Retirement Residences (Health Care Providers & Services)	6,841,103
548,960	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	29,871,005
109,491	Fortis, Inc. (Electric Utilities)	6,232,751
256,984	Keyera Corp. (Oil, Gas & Consumable Fuels)	10,918,406
133,190	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,511,997
124,150	RioCan Real Estate Investment Trust (Retail REITs)	1,964,295

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
738,909	TC Energy Corp. (Oil, Gas & Consumable Fuels)	$ 49,757,827

		115,521,755

China – 0.6%
1,268,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	2,476,243
314,600	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	402,159
637,400	ENN Energy Holdings Ltd. (Gas Utilities)	3,814,156
1,748,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,616,590

		8,309,148

France – 3.3%
13,928	Aeroports de Paris SA (Transportation Infrastructure)	1,930,498
16,230	Gecina SA (Office REITs)	1,406,052
30,020	Klepierre SA (Retail REITs)	1,363,539
60,690	Mercialys SA (Retail REITs)	841,285
139,246	Unibail-Rodamco-Westfield* (Retail REITs)	16,965,515
179,007	Vinci SA (Construction & Engineering)	25,274,488

		47,781,377

Germany – 2.4%
1,039,105	E.ON SE (Multi-Utilities)	22,385,709
27,958	LEG Immobilien SE (Real Estate Management & Development)	1,678,556
38,020	RWE AG (Independent Power and Renewable Electricity Producers)	2,501,068
396,044	TAG Immobilien AG (Real Estate Management & Development)	6,328,532
54,940	Vonovia SE (Real Estate Management & Development)	1,332,879

		34,226,744

Hong Kong – 1.8%
76,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	462,917
3,012,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,696,632
116,680	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	946,128
1,489,271	Link REIT (Retail REITs)	7,423,261
570,593	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8,955,372
1,587,008	Swire Properties Ltd. (Real Estate Management & Development)	4,833,345

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
311,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	$ 1,051,797

		26,369,452

Ireland – 0.0%
513,460	Irish Residential Properties REIT PLC (Residential REITs)	641,832

Italy – 0.5%
246,890	Italgas SpA (Gas Utilities)	2,546,937
346,736	Terna - Rete Elettrica Nazionale (Electric Utilities)	3,975,025

		6,521,962

Japan – 4.5%
2,017	Advance Residence Investment Corp. (Residential REITs)	1,871,439
903	Comforia Residential REIT, Inc. (Residential REITs)	578,761
248	Daiwa Office Investment Corp. (Office REITs)	530,392
15,300	East Japan Railway Co. (Ground Transportation)	352,031
1,486	GLP J-Reit (Industrial REITs)	1,350,406
1,993	Invincible Investment Corp. (Hotel & Resort REITs)	763,769
1,453	Japan Metropolitan Fund Invest (Retail REITs)	1,073,283
2,428	Japan Real Estate Investment Corp. (Office REITs)	1,858,026
97,500	Kansai Electric Power Co., Inc. (Electric Utilities)	1,476,586
1,310	KDX Realty Investment Corp. (Diversified REITs)	1,280,333
438	LaSalle Logiport REIT (Industrial REITs)	418,985
527,169	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	12,798,171
5,408	Mitsui Fudosan Accommodations Fund, Inc. (Residential REITs)	4,166,592
1,112,833	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10,840,561
11,852	Nippon Building Fund, Inc. (Office REITs)	9,997,236
1,836	Nippon Prologis REIT, Inc. (Industrial REITs)	1,043,410
1,883	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,800,980
89,200	Osaka Gas Co. Ltd. (Gas Utilities)	3,060,355
1,207	Sekisui House Reit, Inc. (Diversified REITs)	574,051
250,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	5,612,547
66,300	Tokyo Gas Co. Ltd. (Gas Utilities)	2,559,502

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
43,000	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	$ 907,354

		64,914,770

Malaysia – 0.1%
432,400	Tenaga Nasional Bhd. (Electric Utilities)	1,544,735

Mexico – 0.5%
48,520	Corp. Inmobiliaria Vesta SAB de CV ADR (Real Estate Management & Development)	1,673,455
11,548	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	2,509,958
54,432	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	1,507,388
5,416	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	1,492,758
87,510	Prologis Property Mexico SA de CV (Industrial REITs)	392,998

		7,576,557

Netherlands – 0.2%
45,889	CTP NV(a) (Real Estate Management & Development)	829,195
37,716	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	2,135,090

		2,964,285

Philippines – 0.4%
343,220	International Container Terminal Services, Inc. (Transportation Infrastructure)	5,389,768

Singapore – 1.5%
2,632,720	CapitaLand Ascendas REIT (Industrial REITs)	5,273,276
1,484,830	CapitaLand Integrated Commercial Trust (Diversified REITs)	2,881,662
940,300	CapitaLand Investment Ltd. (Real Estate Management & Development)	1,948,627
311,400	Centurion Accommodation REIT (Residential REITs)	274,140
739,741	City Developments Ltd. (Real Estate Management & Development)	4,524,204
363,500	Frasers Centrepoint Trust (Retail REITs)	643,034
249,304	Keppel DC REIT (Specialized REITs)	433,526
111,700	Keppel Ltd. (Industrial Conglomerates)	997,588
1,375,000	Keppel REIT (Office REITs)	986,356

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
506,600	NTT DC REIT* (Specialized REITs)	$ 465,809
2,985,000	UI Boustead REIT* (Industrial REITs)	1,862,061
267,500	UOL Group Ltd. (Real Estate Management & Development)	2,064,117

		22,354,400

Spain – 2.9%
440,999	Aena SME SA(a) (Transportation Infrastructure)	13,595,049
391,072	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	12,148,282
214,549	Iberdrola SA (Electric Utilities)	5,096,308
289,405	Merlin Properties Socimi SA (Diversified REITs)	5,029,894
42,540	Naturgy Energy Group SA (Gas Utilities)	1,419,128
166,941	Redeia Corp. SA (Electric Utilities)	2,944,344
478,065	Sacyr SA (Construction & Engineering)	2,598,809

		42,831,814

Sweden – 0.6%
140,954	Castellum AB (Real Estate Management & Development)	1,978,332
34,370	Catena AB (Real Estate Management & Development)	1,427,874
137,690	Fabege AB (Real Estate Management & Development)	1,079,866
721,455	Fastighets AB Balder Class B* (Real Estate Management & Development)	3,948,688

		8,434,760

Switzerland – 0.5%
8,487	Flughafen Zurich AG (Transportation Infrastructure)	2,494,772
19,819	PSP Swiss Property AG (Real Estate Management & Development)	3,575,662
11,340	Swiss Prime Site AG (Real Estate Management & Development)	1,849,555

		7,919,989

United Arab Emirates* – 0.1%
1,176,654	Abu Dhabi Ports Co. PJSC (Transportation Infrastructure)	1,568,075

United Kingdom – 4.4%
834,892	British Land Co. PLC (Diversified REITs)	4,992,344
208,671	Hammerson PLC (Retail REITs)	1,079,880
1,918,569	LondonMetric Property PLC (Industrial REITs)	5,071,941
2,270,454	National Grid PLC (Multi-Utilities)	36,340,548

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
233,233	Pennon Group PLC (Water Utilities)	$ 1,452,826
901,603	Primary Health Properties PLC (Health Care REITs)	1,149,115
122,504	Safestore Holdings PLC (Specialized REITs)	1,021,915
51,360	Segro PLC (Industrial REITs)	670,901
98,020	Severn Trent PLC (Water Utilities)	3,975,098
3,270,100	Tritax Big Box REIT PLC (Industrial REITs)	7,518,347
158,820	UNITE Group PLC (Residential REITs)	1,153,697

		64,426,612

United States – 59.4%
192,348	Agree Realty Corp. (Retail REITs)	14,964,674
42,470	Alexandria Real Estate Equities, Inc. (Health Care REITs)	2,185,082
57,539	Alliant Energy Corp. (Electric Utilities)	4,072,610
36,098	Ameren Corp. (Multi-Utilities)	3,956,702
37,700	American Electric Power Co., Inc. (Electric Utilities)	4,819,945
278,593	American Healthcare REIT, Inc. (Health Care REITs)	15,489,771
170,046	American Homes 4 Rent Class A (Residential REITs)	5,682,937
186,410	American Tower Corp. (Specialized REITs)	32,316,038
703,444	Americold Realty Trust, Inc. (Industrial REITs)	9,911,526
90,464	Atmos Energy Corp. (Gas Utilities)	15,630,370
20,904	AvalonBay Communities, Inc. (Residential REITs)	3,879,991
27,107	Black Hills Corp. (Multi-Utilities)	1,930,289
44,326	Blackstone Digital Infrastructure Trust, Inc.* (Specialized REITs)	922,424
267,667	Brixmor Property Group, Inc. (Retail REITs)	8,434,187
53,988	Broadstone Net Lease, Inc. (Diversified REITs)	1,155,883
121,188	BXP, Inc. (Office REITs)	8,497,703
50,480	Camden Property Trust (Residential REITs)	5,593,689
21,260	CareTrust REIT, Inc. (Health Care REITs)	891,644
219,719	CenterPoint Energy, Inc. (Multi-Utilities)	9,236,987
17,407	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,587,963
23,093	CMS Energy Corp. (Multi-Utilities)	1,662,465
106,981	Consolidated Edison, Inc. (Multi-Utilities)	11,644,882
20,056	COPT Defense Properties (Office REITs)	761,326
131,465	Cousins Properties, Inc. (Office REITs)	4,147,721

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
118,636	Crown Castle, Inc. (Specialized REITs)	$ 9,051,927
346,040	Csquare, Inc.* (Diversified Telecommunication Services)	6,906,958
121,955	CSX Corp. (Ground Transportation)	6,146,532
127,132	CubeSmart (Specialized REITs)	5,270,893
345,856	Curbline Properties Corp. (Retail REITs)	10,597,028
131,243	DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,737,657
153,768	Digital Realty Trust, Inc. (Specialized REITs)	28,988,343
52,500	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	7,245,000
23,859	DTE Energy Co. (Multi-Utilities)	3,384,876
11,920	EastGroup Properties, Inc. (Industrial REITs)	2,491,399
61,399	Entergy Corp. (Electric Utilities)	6,607,760
35,367	Equinix, Inc. (Specialized REITs)	36,048,876
92,073	Equity LifeStyle Properties, Inc. (Residential REITs)	5,991,190
131,334	Equity Residential (Residential REITs)	8,727,144
255,742	Essential Properties Realty Trust, Inc. (Diversified REITs)	8,002,167
12,365	Essex Property Trust, Inc. (Residential REITs)	3,513,391
82,263	Evergy, Inc. (Electric Utilities)	6,828,652
56,249	Eversource Energy (Electric Utilities)	4,026,866
147,013	Exelon Corp. (Electric Utilities)	6,736,136
134,140	Extra Space Storage, Inc. (Specialized REITs)	19,858,086
191,594	Ferrovial NV (Construction & Engineering)	12,550,559
210,761	First Industrial Realty Trust, Inc. (Industrial REITs)	13,876,504
178,975	FrontView REIT, Inc. (Retail REITs)	3,640,352
37,129	Gaming & Leisure Properties, Inc. (Specialized REITs)	1,663,008
69,247	GFL Environmental, Inc. (Commercial Services & Supplies)	2,861,286
25,980	H2O America (Water Utilities)	1,593,353
99,101	Healthpeak Properties, Inc. (Health Care REITs)	2,163,375
6,287	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,014,921
127,620	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,207,091
4,511	Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	785,185
440,573	Independence Realty Trust, Inc. (Residential REITs)	7,326,729
168,650	Invitation Homes, Inc. (Residential REITs)	5,012,278
122,418	Iron Mountain, Inc. (Specialized REITs)	14,974,170

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
291,722	Janus Living, Inc. Class A-1 (Health Care REITs)	$ 8,812,922
2,882	Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	1,023,196
50,418	Kilroy Realty Corp. (Office REITs)	1,957,227
204,380	Kimco Realty Corp. (Retail REITs)	5,207,602
415,261	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	13,363,099
85,284	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,312,812
184,850	Kite Realty Group Trust (Retail REITs)	5,290,407
15,474	Lineage, Inc. (Industrial REITs)	655,633
14,070	LXP Industrial Trust (Industrial REITs)	851,657
175,800	Macerich Co. (Retail REITs)	4,542,672
46,350	Mid-America Apartment Communities, Inc. (Residential REITs)	6,133,959
280,927	National Healthcare Properties, Inc. (Health Care REITs)	4,295,374
336,987	NiSource, Inc. (Multi-Utilities)	14,972,332
6,050	Norfolk Southern Corp. (Ground Transportation)	2,029,654
27,623	OGE Energy Corp. (Electric Utilities)	1,307,949
83,741	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,604,520
1,443,461	PG&E Corp. (Electric Utilities)	25,087,352
55,691	PPL Corp. (Electric Utilities)	1,960,880
300,223	Prologis, Inc. (Industrial REITs)	43,415,248
17,600	Public Storage (Specialized REITs)	5,705,392
49,850	Realty Income Corp. (Retail REITs)	3,183,920
113,162	Regency Centers Corp. (Retail REITs)	9,085,777
96,706	Rexford Industrial Realty, Inc. (Industrial REITs)	3,652,586
5,530	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	739,085
255,115	Sabra Health Care REIT, Inc. (Health Care REITs)	5,400,785
78,141	SBA Communications Corp. (Specialized REITs)	14,141,958
196,616	Sempra (Multi-Utilities)	17,410,347
82,908	Simon Property Group, Inc. (Retail REITs)	19,016,608
24,710	SL Green Realty Corp. (Office REITs)	1,307,900
30,246	Southwest Gas Holdings, Inc. (Gas Utilities)	2,703,992
3,403	Spire, Inc. (Gas Utilities)	271,764
10,270	Sun Communities, Inc. (Residential REITs)	1,268,140
198,048	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,331,025
128,316	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	34,692,797

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
14,680	Terreno Realty Corp. (Industrial REITs)	$ 1,051,822
161,829	UDR, Inc. (Residential REITs)	6,175,395
7,601	Union Pacific Corp. (Ground Transportation)	2,220,480
196,326	Ventas, Inc. (Health Care REITs)	18,358,444
236,777	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	3,168,076
181,540	VICI Properties, Inc. (Specialized REITs)	4,783,579
87,301	Vornado Realty Trust (Office REITs)	3,438,786
59,616	Waste Connections, Inc. (Commercial Services & Supplies)	9,983,605
251,887	Welltower, Inc. (Health Care REITs)	59,052,388
653,378	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	46,742,662
57,416	Xcel Energy, Inc. (Electric Utilities)	4,489,931

		865,408,240

TOTAL COMMON STOCKS (Cost $1,164,129,180)		$1,417,267,387

Shares	Dividend Rate	Value

Investment Companies(b) – 2.6%
Goldman Sachs Central Government Fund — Institutional Shares
9,545,956	3.760%	$ 9,545,956
Goldman Sachs Financial Square Government Fund — Institutional Shares
28,789,806	3.571	28,789,806

TOTAL INVESTMENT COMPANIES – 2.6% (Cost $38,335,762)		$ 38,335,762

TOTAL INVESTMENTS – 99.9% (Cost $1,202,464,942)		$1,455,603,149

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		879,534

NET ASSETS – 100.0%		$1,456,482,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2026

Sector	% of Total Market Value
Real Estate	53.8%
Utilities	18.5
Energy	15.2
Industrials	7.5
Investment Companies	2.6
Communication Services	1.3
Health Care	0.5
Information Technology	0.4
Consumer Discretionary	0.2
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	USD	1,137,515	AUD	1,620,000	08/04/26	$(2,309)

FUTURES CONTRACTS — At July 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	741	09/18/26	$29,373,240	$358,889

Currency Abbreviations:
AUD	— Australian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2026:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$623,769	$4,833,697	$—
Asia	25,491,654	264,577,376	0
Australia and Oceania	—	5,431,407	—
Europe	13,161,222	233,867,362	—
North America	246,792,220	22,193,184	—
South America	10,864,269	—	—
Preferred Stocks	—	3,650,588	—
Exchange Traded Funds	814,603,281	—	—
Investment Companies	122,347,087	—	—

Total	$1,233,883,502	$534,553,614	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$3,382,525	$—
Futures Contracts	1,712,038	—	—

Total	$1,712,038	$3,382,525	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(6,024,409)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,199,804,440	$5,184,374
Bank Loans	—	659,061,952	8,493,642
U.S. Treasury Obligations	97,978,900	—	—
Sovereign Debt Obligations	—	53,901,028	—
Asset-Backed Securities	—	31,423,219	—
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	—	—	0
Europe	—	416,369	178,400
North America	147,752	4,130,089	2,079,113
Preferred Stocks	—	732,195	0
Warrants	—	8,524	111,102
Unfunded Loan Commitments(b)	—	957	—
Investment Company	188,111,760	—	—

Total	$286,238,412	$1,949,478,773	$16,046,631

Liabilities
Unfunded Loan Commitments(b)	$—	$(6,476)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,381,420	$—
Credit Default Swap Contracts(b)	—	3,193,574	—
Purchased Option Contracts	—	21,235	—

Total	$—	$4,596,229	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,665,831)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,862,061	$128,588,287	$—
Australia and Oceania	389,066	59,057,310	—
Europe	3,188,769	229,134,894	—
North America	975,955,993	12,550,559	—
South America	6,540,448	—	—
Investment Companies	38,335,762	—	—

Total	$1,026,272,099	$429,331,050	$—

Derivative Type
Assets(b)
Futures Contracts	$358,889	$—	$—
Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(2,309)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or

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another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations

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will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the

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borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of a Fund’s capital. As a result of GSAM’s position as Investment Adviser to a Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from a Fund on the basis of such knowledge, and other shareholders of a Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on a Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from a Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in a Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

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Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.